UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-02421

The Tax-Exempt Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: August 31, 2011

Courtney R. Taylor
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

The Tax-Exempt Bond Fund of America®

[photo of the Griffith Park Observatory - lights of Los Angeles in the distance]

Special feature

Perspectives on a volatile year

See page 6

Annual report for the year ended August 31, 2011

The Tax-Exempt Bond Fund of America seeks a high level of federally tax-exempt current income, consistent with preservation of capital, through a diversified portfolio of municipal bonds.

This fund is one of the 33 American Funds. American Funds is one of the nation’s largest mutual fund families. For 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2011 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years
Reflecting 3.75% maximum sales charge	−0.72%	3.11%	3.96%

The total annual fund operating expense ratio was 0.55% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on page 25 for details.

The fund’s 30-day yield for Class A shares as of September 30, 2011, calculated in accordance with the U.S. Securities and Exchange Commission formula, was 3.01%. (For investors in the 35% tax bracket, this is equivalent to a taxable yield of 4.63%.) The fund’s distribution rate for Class A shares as of that date was 3.75%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 4.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. Income may be subject to state or local taxes. Also, distributions from gains on the sale of certain bonds purchased at less than par value and capital gain distributions, if any, are taxable. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

The municipal bond market experienced a substantial rise in volatility during The Tax-Exempt Bond Fund of America’s recently concluded fiscal year. Early in the period, between November 2010 and mid-January 2011, bond prices declined sharply as investor concerns about the health of state and municipal finances triggered a rash of mutual fund redemptions. The market reversed course in the closing months of the fiscal year amid signs of a weakening economy and plunging equity markets.

For the 12 months ended August 31, 2011, The Tax-Exempt Bond Fund of America produced a total return of 1.85%, with much of that gain coming in the second half of the fiscal year. However, throughout the period the fund generated a steady stream of income that is exempt from most federal taxes. Investors received monthly dividend payments totaling 48 cents, which represents an income return of 3.92% for those who reinvested their dividends. To match this, an investor in the 35% federal income tax bracket would have had to earn a 6.03% return on a taxable investment.

The fund’s total return topped the 1.47% return of the Lipper General Municipal Debt Funds Average, a measure of the fund’s peer group. By way of comparison, the Barclays Capital Municipal Bond Index, which tracks only investment-grade municipal bonds, recorded a gain of 2.66%. This index is unmanaged and its results do not reflect expenses. Results for longer time frames are displayed in the table on page 2.

Municipal market overview

During much of 2010, the municipal bond market benefitted from robust demand and a relatively stable environment. By the start of the fund’s fiscal year on September 1, 2010, however, yields for many types of municipal securities were near multiyear lows and investor enthusiasm waned. Investors grew increasingly concerned after commentary questioning the financial health of many state and local governments received widespread media attention. This contributed to a prolonged market selloff. Many municipal bond funds had to sell bonds to raise cash for redemptions. In the fourth quarter of 2010 alone, the Barclays Capital Municipal Bond Index lost 4.17%, its worst calendar-quarter decline since 1994.

It is important to note that, while there may be some credit deterioration in the coming years, we believe that the scope and impact of any financial distress will be much more limited than news headlines have suggested over the past year. Nevertheless, we continue to closely monitor economic conditions as well as state and local budgetary developments.

[photo of the Griffith Park Observatory - lights of Los Angeles in the distance]

[Begin Sidebar]
In this report

Special feature

6	Perspectives on a volatile year

Given the pronounced spike in volatility in the municipal bond market and the various challenges facing the economy, we thought our investors might like to hear directly from the fund’s portfolio counselors. In this year’s feature article, Neil Langberg, Brenda Ellerin and Karl Zeile offer their perspectives on recent events and their outlooks for the municipal bond market.

Contents

1	Letter to investors

5	The value of a long-term perspective

12	Summary investment portfolio

17	Financial statements

31	Board of trustees and other officers
[End Sidebar]

The second half of the fiscal year evolved quite differently than the first. This period was characterized by signs of slowing economic growth, disappointing employment data in the United States and renewed fears about Europe’s ongoing sovereign debt crisis. These factors prompted an investor flight to quality, and U.S. Treasury yields dropped to near historic lows. The municipal bond market experienced a broad rally as investor fears about state and local debt problems diminished. A substantial decline in municipal debt issuance in calendar 2011 helped stabilize bond prices. Through the end of August, municipal issuance in 2011 was at its lowest level since 2000.

Near the close of the fiscal year, Standard & Poor’s downgraded the credit rating of long-term U.S. government debt following a contentious battle between Congress and President Obama over the raising of the federal debt ceiling. These developments did not dampen investor enthusiasm for U.S. Treasury securities or most municipal debt, and the municipal market ended the fiscal year with solid gains.

Inside the portfolio

The portfolio counselors who manage The Tax-Exempt Bond Fund of America maintained a cautious investment approach during the fiscal year, paying careful attention to risk and total return. This is reflected in the fund’s heavy concentration of securities rated A or higher, or deemed to be of equivalent quality by our investment professionals. We will, however, invest a limited amount of assets in lower rated, higher yielding securities when the potential reward is adequate given the associated risks.

We believe our consistent, conservative approach is prudent under any market conditions, but its potential benefits can be most apparent in periods of high market turbulence. This was evident during the volatile fourth quarter of 2010. While the fund was not able to completely avoid the effects of the broad market selloff, it recorded better relative results than its peer group, as measured by the Lipper General Municipal Debt Funds Average.

The fund also seeks to moderate risk by maintaining a well-diversified portfolio. At the end of the period it held more than 1,880 securities from issuers in 49 states and U.S. territories. Drawing on their extensive research skills, the fund’s investment professionals focus primarily on revenue bonds — securities that are supported by the income from a particular project or enterprise. The fund’s heaviest sector concentrations were in hospitals (14.7%), electric utilities (7.6%) and colleges and universities (7.1%). Holdings of state and local general obligation bonds — which were the focus of much of the negative media attention earlier in the year — comprised 5.7% of the portfolio.

A look forward

The municipal bond market enjoyed a return to relative stability in recent months. While we maintain an optimistic long-term view, a number of important challenges lie ahead for the economy as well as the municipal bond market. U.S. unemployment remains high. Political leaders in Washington, D.C., debate over what additional fiscal stimulus might be necessary as well as how to confront the growing federal debt. Shortly after the end of the fiscal year, the Federal Reserve announced plans for further stimulative action to help bolster the weakening economic recovery. What’s more, with future U.S. tax policy unclear, municipal governments grapple with the need for budget tightening.

[Begin Sidebar]
Results at a glance

For periods ended August 31, 2011 (with all distributions reinvested)
	Total returns	Average annual total returns
	1 year	5 years	10 years
The Tax-Exempt Bond Fund of America (Class A shares)	1.85%	3.79%	4.20%
Lipper General Municipal Debt Funds Average*	1.47	3.40	3.82
Barclays Capital Municipal Bond Index†	2.66	4.94	4.95

*Results of the Lipper average do not reflect the effect of sales charges, account fees or taxes.
† The index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.
[End Sidebar]

We are closely monitoring the national and regional economies, as well as political developments in Washington, D.C. As always, we rely on deep fundamental research of individual issuers as well as securities to identify investment opportunities that can help our shareholders reach their long-term financial objectives.

To learn more about the recent market volatility and our approach to the municipal bond market, we invite you to read this year’s feature article, “Perspectives on a volatile year,” which begins on page 6.

We thank you for your continued trust and confidence, particularly during times of heightened volatility, and we look forward to reporting to you on the fund’s progress in six months.

Sincerely,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ Neil L. Langberg

Neil L. Langberg
President

October 13, 2011

For current information about the fund, visit americanfunds.com.

[photo of the Griffith Observatory Telescope]
[Begin Sidebar]
Tax-exempt yields vs. taxable yields

Find your estimated 2011 taxable income below to determine your federal tax rate,* then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the fund’s 3.79%† tax-exempt distribution rate as of August 31, 2011. For example, investors in the highest tax bracket (35%) would need a taxable distribution rate of 5.83% to match the fund’s distribution rate.

			The fund’s tax-exempt
If your taxable income is …		… then your federal	distribution rate of 3.79% is
Single	Joint	tax rate is …	equivalent to a taxable rate of …

$0 – 8,500	$0 – 17,000	10.0%	4.21%
8,501 – 34,500	17,001 – 69,000	15.0	4.46
34,501 – 83,600	69,001 – 139,350	25.0	5.05
83,601 – 174,400	139,351 – 212,300	28.0	5.26
174,401 – 379,150	212,301 – 379,150	33.0	5.66
Over 379,150	Over 379,150	35.0	5.83

*Based on 2011 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.

†The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of August 31, 2011. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

[End Sidebar]

Other share class results
unaudited

Classes B, C and F

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended September 30, 2011 (the most recent calendar quarter-end):
			10 years/
	1 year	5 years	Life of class1
Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	−2.55%	2.78%	3.74%
Not reflecting CDSC	2.41	3.13	3.74

Class C shares
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	1.36	3.08	3.50
Not reflecting CDSC	2.36	3.08	3.50

Class F-1 shares3
Not reflecting annual asset-based fee charged
by sponsoring firm	3.06	3.81	4.25

Class F-2 shares3 — first sold 8/1/08
Not reflecting annual asset-based fee charged
by sponsoring firm	3.32	—	5.53

1Applicable to Class F-2 shares only. All other share classes reflect 10-year results.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on page 25 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

The value of a long-term perspective

How a $10,000 investment has grown

Fund results shown are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625.2 Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Here’s how a $10,000 investment in The Tax-Exempt Bond Fund of America grew between October 3, 1979, when the fund began operations, and August 31, 2011, the end of the fund’s latest fiscal year. As you can see, the $10,000 investment would have grown to $80,528 with the 3.75% maximum sales charge included and all distributions reinvested, an average annual total return of 6.76%.

[begin mountain chart]
	The fund at maximum offering price5	The fund at net asset value4	Consumer Price Index (inflation)7	Barclays Capital Muni Bond Index3	Lipper General Muni Debt Funds Average6

10/3/79	$9,625	$10,000	$10,000	$10,000	$10,000
1980(8)	9,447	9,815	11,166	9,543	8,859
1981	8,598	8,933	12,373	8,017	7,748
1982	10,809	11,230	13,097	10,544	9,941
1983	12,576	13,066	13,432	12,179	11,850
1984	13,502	14,028	14,008	13,234	12,782
1985	15,719	16,332	14,477	15,435	15,084
1986	19,536	20,298	14,705	18,999	18,631
1987	19,741	20,511	15,335	19,879	19,028
1988	21,067	21,888	15,952	21,246	20,408
1989	23,224	24,130	16,702	23,580	22,772
1990	24,353	25,302	17,641	25,093	23,888
1991	27,204	28,265	18,311	28,052	26,792
1992	30,132	31,307	18,887	31,184	29,855
1993	33,869	35,189	19,410	34,989	33,629
1994	33,796	35,114	19,973	35,038	33,341
1995	36,737	38,170	20,496	38,144	35,843
1996	38,763	40,274	21,086	40,142	37,703
1997	42,402	44,055	21,555	43,853	41,215
1998	45,905	47,695	21,903	47,646	44,786
1999	46,007	47,801	22,399	47,884	44,291
2000	48,432	50,320	23,164	51,128	46,714
2001	53,381	55,462	23,794	56,339	51,545
2002	56,218	58,410	24,223	59,856	53,943
2003	57,654	59,902	24,745	61,734	55,425
2004	61,786	64,195	25,402	66,121	59,431
2005	64,797	67,323	26,327	69,633	62,941
2006	66,860	69,467	27,332	71,743	65,002
2007	67,928	70,577	27,871	73,392	65,850
2008	69,881	72,605	29,368	76,682	67,213
2009	71,732	74,529	28,932	81,031	69,131
2010	79,070	82,153	29,264	88,952	76,594
2011	80,528	83,668	30,368	91,318	77,802
[end mountain chart]

1As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.

2The maximum sales charge was 4.75% prior to January 10, 2000.

3The index, which started on January 1, 1980, is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

4Includes reinvested dividends of $65,020 and reinvested capital gain distributions of $2,462.
5Includes reinvested dividends of $62,580 and reinvested capital gain distributions of $2,370.

6Results of the Lipper General Municipal Debt Funds Average reflect fund expenses but do not reflect the effect of any applicable account fees, taxes or front-end sales charges. If any applicable front-end sales charges were included, results of the average would be lower. Results include reinvestment of dividends and capital gain distributions.

7Widely used as a measure of inflation, the Consumer Price Index is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
8For the period October 3, 1979 (when the fund began operations), through August 31, 1980.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment (for periods ended August 31, 2011)*

	1 year	5 years	10 years
Class A shares	–1.99%	2.99%	3.80%

*Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on page 25 for details.

Perspectives on a volatile year

Considering the impact of recent events for long-term investors

The traditionally staid municipal bond market became the unlikely center of a brief media storm at the beginning of the fund’s fiscal year. With some state and local governments struggling to make do with leaner budgets, television and newspaper reports focused on the possibility of bond defaults and bankruptcies. Unnerved investors sold off their municipal investments and bond prices declined. For the fourth quarter of 2010, Barclays Capital Municipal Bond Index declined 4.17%. As the year progressed, calm was restored and investors returned to the market. While there were periods of volatility, the market closed out the fiscal year with a rally.

Given the uncertainty of the strength of the economic recovery, the budgetary constraints facing many municipalities and the recent downgrade of long-term U.S. debt, we thought our investors might like to hear directly from the portfolio counselors who manage the fund. In the following pages, Neil Langberg, Brenda Ellerin and Karl Zeile offer their perspectives on recent events and their outlooks for the municipal bond market.

This past fiscal year began with an extended period of high volatility in the municipal bond market. What were the key reasons for the turbulence?

Neil: First, let’s back up and remember where we left off at the end of the previous year. For the first eight or nine months of 2010, the sun was out, the sky was clear and everything was going well in the municipal market. Bond prices climbed fairly steadily through that period of time. By the start of the fund’s fiscal year in September, yields — which move inversely to bond prices — were at very low levels. Investor enthusiasm for municipal bonds began to tail off, so going into November and December the municipal market was on a weak foundation. Liquidity began to dry up.

Brenda: Against that backdrop, in mid-December television and newspaper reports focused on the possibility of increased municipal bond defaults. The market began to sell off — and the pace accelerated when retail investors became frightened by the headlines. These investors started pulling money out of mutual funds, which in turn sold bonds to meet the redemptions. Municipal bond fund flows basically were negative from the first week in November until the first week in June. At that point, the market began to turn around and it became clear that much of the speculation about bond defaults was blown out of proportion.

[Begin Pull Quote]
[photo of Neil Langberg]
Neil Langberg, portfolio counselor

“Going forward, state and local governments will have to find their own way. There will be some winners and some losers. To succeed, they will need to identify issuers that can meet their debt obligations under a variety of conditions. That’s what we do for our investors.”
[End Pull Quote]

[photo of a lookout tower on top of a hill]

Karl: The volatility in November and December largely wiped out the strong gains municipal bonds had recorded up to that point in 2010. For the first part of 2010, the market was much stronger than many people expected. But in those closing months of the year, traditional municipal bond investors — those who invest for tax-exempt income — effectively headed out of town, and the muni market had to adjust to a new price level relative to the taxable bond market. Because of their tax exemption, munis historically have traded at lower yields than taxable bonds. When the muni market reached a low point in mid-January you could buy, for example, corporate-backed municipal bonds at or above the yield of a similar taxable corporate bond. So people were just setting aside the tax exemption and buying credit risk on an equivalent basis. That continued through the second week in January, when the municipal market started to turn around as investors recognized that munis were attractive relative to other fixed-income assets.

We have not seen defaults on the scale that many of the news headlines suggested. Do state and local finances appear to be fundamentally sound?

Karl: While government entities at the state and local level are struggling with low revenues and stubbornly high costs, it’s a mistake to try and paint the muni market with a broad brush. The municipal bond market is much larger than the state and local sectors. It is a huge, diverse market made up of many types of issuers. There are still some outstanding municipal credits that are doing just fine in this environment. There are others that have gone through challenging times but offer yield spreads that we believe compensate us for the risks in owning them.

Neil: To Karl’s point, the municipal market, for the most part, is credit driven. But courtesy of a lot of terrible publicity, a shaky economic recovery and a confluence of other events, investors were selling municipal bonds indiscriminately at the end of last year. We have seen some examples of challenged or distressed localities, but it is important to remember that defaults and bankruptcies are still relatively rare in the municipal bond market. Municipalities effectively have to balance their budgets every year. The discipline that imposes means they don’t often put themselves in a position where they would need to consider bankruptcy. What’s more, debt service does not take up a very large part of the budget for most municipal governments, so the potential benefits of bankruptcy are low.

[Begin Sidebar]
The fund’s 12-month yields

Over its lifetime, The Tax-Exempt Bond Fund of America has delivered a steady stream of income exempt from federal taxes. This chart shows the fund’s yield for each calendar year since 1980. The yield is based on dividend income paid over the calendar year, divided by the net asset value adjusted for capital gains distributions.

[begin bar chart]
12/31/1980	7.80%
12/31/1981	10.32
12/31/1982	8.45
12/31/1983	8.21
12/31/1984	7.81
12/31/1985	7.63
12/31/1986	6.94
12/31/1987	7.06
12/31/1988	6.78
12/31/1989	6.62
12/31/1990	6.63
12/31/1991	6.01
12/31/1992	5.90
12/31/1993	5.47
12/31/1994	6.06
12/31/1995	5.45
12/31/1996	5.29
12/31/1997	5.08
12/31/1998	4.86
12/31/1999	5.12
12/31/2000	5.09
12/31/2001	4.89
12/31/2002	4.52
12/31/2003	4.23
12/31/2004	4.10
12/31/2005	4.04
12/31/2006	3.99
12/31/2007	4.11
12/31/2008	4.66
12/31/2009	4.03
12/31/2010	4.03
[end bar chart]
Source: Lipper
[End Sidebar]

[Begin Pull Quote]
[photo of Brenda Ellerin]
Brenda Ellerin, portfolio counselor

“The overriding concern is still the U.S. economic recovery. Many municipal governments have seen their revenues improve recently, and a strengthening economy could help them get on firmer footing.”
[End Pull Quote]

Looking forward, what headwinds do you expect for municipal bond issuers?

Brenda: The overriding concern is still the U.S. economic recovery. Many municipal governments have seen their revenues improve recently, and a strengthening economy could help them get on firmer footing. We’ve just been through a period where the federal government — in terms of both fiscal and monetary policy — took aggressive steps to help energize the economy. Much of that stimulus has ended or is ending, so the question is whether the recovery can be self-sustaining from here. Right now that is unclear. The recovery has been very mild so far, and recent economic data suggests that growth may continue slow and measured.

Karl: I think a key for investors is how state and local governments manage their budgets without help from the federal government. Some will do better than others. Recall that in the fourth quarter of last year the news media focused on the fact that funding from the 2009 federal stimulus was drying up, and coming into this year cities and states would have to make do on their own. While that’s all true and to a degree it did happen, it didn’t expose a systemic risk in the municipal bond market. The lesson for me over the last 12 months has been just how resilient some of these local governments have proven to be in the face of challenging fiscal situations.

Has there been any fallout from the debt-ceiling fight in Washington, D.C., and subsequent downgrade of long-term U.S. debt by Standard & Poor’s?

Neil: The irony, of course, is that U.S. Treasury yields declined in the period after the downgrade was announced. Normally a downgrade would prompt investors to sell and yields would rise. Despite the downgrade, Treasuries are still considered to be one of the safest investments in the world. In fact Treasury yields were recently at multiyear or even historic lows — as were yields for many types of municipal bonds. That aside, the key concern for municipal bond investors is what effect this will all have on economic activity. There is no getting around the fact that the economy has not bounced back the way many people thought it would. The debt-ceiling agreement reached in August ensures that there will be little, if any, additional fiscal stimulus from Washington. Going forward, state and local governments will have to find their own way. As Karl mentioned earlier, there will be some winners and some losers. To succeed, investors will need to identify issuers that can meet their debt obligations under a variety of conditions. That’s what we seek to do for our investors. We have the resources to carefully research issuers, understand credits and closely follow regional and macroeconomic developments.

Karl: We did see some heightened volatility around the time of the downgrade, but given all the changes the market has seen in recent years, I think for the foreseeable future we are going to live with higher volatility — and probably less liquidity — than several years ago. With the virtual elimination of bond insurers over the past couple of years, the municipal bond market will behave less like a market that closely tracks U.S. Treasury rates and more like a credit market, meaning that we will see more yield spread between lower and higher risk investments. So we will be living with more volatility, but the positive is that it opens up more opportunities for us to leverage our extensive research to find what we believe are compelling returns across the credit spectrum.

[photo of a castle watch tower on a hilltop]

[photo of a light tower]

Given that rates are low and expectations for volatility are higher, what is your approach to the market in today’s environment?

Neil: As always, we are taking a cautious, value-oriented approach to investing. We have the flexibility with The Tax-Exempt Bond Fund of America to invest in many types of bonds across the credit spectrum, but we tend to focus on quality. We look for good credit stories, and we do own some high-yield investments. The economy has shown some signs of weakness recently, and the Federal Reserve said that it plans to leave interest rates near zero at least until the middle of 2013, depending on economic activity. In that environment I have been looking to invest in longer maturities to get some additional yield for our investors. In this environment, we believe our cautious approach can pay off.

Karl: I would add that much of the turbulence we saw in the fourth quarter of 2010 was related to media reports painting the municipal market with a broad brush, suggesting that the budgetary issues of state and local governments hurt the whole market. While these issues impact general obligation bonds, they do not impact revenue bonds, such as enterprise bonds for hospitals, colleges, toll roads or airports. In fact, the opportunity set that we look at within the market is quite diverse. More than 90% of the portfolio is in revenue bonds — investments that are separate and distinct from budget problems in a particular state. That shouldn’t be interpreted to mean that we don’t view there to be risk in revenue bonds. We invest in many of these areas because we believe we are being well compensated for the risk we are taking. By devoting the research time and effort that we do to those sectors, we believe we can gain some incremental return. The primary reason we have avoided general obligation bonds is not because we thought they were all going to default, but because it didn’t appear — at least to me — that we would be adequately compensated for the relative risk that exists there. In fact there may come a time when we want to invest in more general obligation bonds.

[Begin Pull Quote]
[photo of Karl Zeile]
Karl Zeile, portfolio counselor

“We will be living with more volatility, but the positive is that it opens up more opportunities for us to leverage our extensive research to find what we believe are compelling yields across the credit spectrum.”
[End Pull Quote]

What are the advantages of owning shares in a tax-exempt bond fund in today’s environment?

Neil: It starts with the potential benefits of regular interest payments that are exempt from federal income taxes. The Tax-Exempt Bond Fund of America has a history of providing investors with a steady stream of tax-exempt income (see the chart on page 8). For many investors, this is a significant benefit. Now to be sure, there are a lot of folks in Washington who are saying we should balance the budget only by cutting spending, but there is still a chance that tax rates will go up at some point. And even if rates don’t go up in the foreseeable future, municipal bonds have been a relatively good value compared with many taxable investments. During the past fiscal year investors in the fund earned a tax-exempt income return of nearly 4% in a period when 10-year Treasury rates have been 2% to 3% — and that return would be taxable.

Brenda: As far as owning shares of a fund rather than buying individual bonds, it comes down to diversification. We can invest in more bonds than most individual investors, and we have the resources to closely research each issuer and security. By investing in The Tax-Exempt Bond Fund of America, investors in effect own a proportionate share of more than 1,880 securities. This can help minimize the impact of a negative credit event or trouble in a particular regional economy. Those risks might have a greater impact on an investor who buys a few individual bonds.

Neil: That’s exactly right. We diversify not only by sector and region, but also by credit quality and maturity. One blessing in disguise of the fund flows is that we haven’t been forced to buy a lot of debt in this lower yielding environment. The fund owns a lot of bonds that we bought years ago that are providing a distribution rate that is much higher than you otherwise would get in the market today. ■

Summary investment portfolio  August 31, 2011

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Quality ratings*	Percent of net assets

Aaa/AAA	11.7%
Aa/AA	32.8
A/A	26.4
Baa/BBB	13.1
Below investment-grade	1.8
Unrated	7.7
Short-term securities & other assets less liabilities	6.5

*Bond ratings which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's, Standard & Poor's and/or Fitch as an indication of an issuer's creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund's investment policies. Securities in the "unrated" category (at left) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund's investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

[end pie chart]

	Principal		Percent
	amount	Value	of net
Bonds & notes - 93.48%	(000)	(000)	assets

Arizona - 3.34%
City of Scottsdale Municipal Property Corp., Excise Tax Rev. Ref. Bonds, Series 2006, 5.00% 2030	23,000	25,819	.30
Other securities		258,401	3.04
		284,220	3.34

California - 10.23%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.00% 2034	20,000	20,877	.25
Econ. Recovery Bonds, Ref. Series 2009-A, 5.25% 2021	27,750	32,662	.38
Orange County Sanitation Dist., Certs. of Part., Series 2007-B, Assured Guaranty Municipal insured, 5.00% 2037	35,000	36,351	.43
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 5.25% 2032	16,500	17,223	.20
Other securities		764,849	8.97
		871,962	10.23

Colorado - 2.45%
Regional Transportation Dist., Tax-Exempt Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	20,765	20,777	.24
Other securities		188,266	2.21
		209,043	2.45

District of Columbia - 1.06%
University Rev. Bonds (Georgetown University Issue), Series 2001-C, 5.25% 2034 (put 2023)	24,000	26,119	.31
Other securities		64,350	.75
		90,469	1.06

Florida - 9.20%
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 6.00% 2017	23,000	25,896	.30
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2014	17,000	18,614
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2016	25,500	28,850	.56
Other securities		710,535	8.34
		783,895	9.20

Georgia - 4.22%
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2008-E, 7.00% 2023	19,670	22,822
Dev. Auth. of Burke County, Pollution Control Rev. Ref. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2008-C, 5.70% 2043	27,000	27,301	.59
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2022	20,500	23,549	.28
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 5.75% 2019	23,000	27,580	.32
Other securities		258,614	3.03
		359,866	4.22

Illinois - 9.88%
Fin. Auth., Rev. Bonds (DePaul University), Series 2011-A, 6.125% 2040	16,000	17,130	.20
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, L.L.C. - Northern Illinois University Project), Series 2011, 6.875% 2043	27,500	28,266	.33
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2008-B, 5.50% 2033	21,710	22,681	.27
Other securities		773,639	9.08
		841,716	9.88

Indiana - 2.25%
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group), Series 2006-A, 5.00% 2039	19,250	18,128	.21
Other securities		173,491	2.04
		191,619	2.25

Louisiana - 2.62%
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2019	22,000	22,725	.27
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	21,000	21,643	.25
Parish of St. John the Baptist, Rev. Bonds (Marathon Oil Corp. Project), Series 2007-A, 5.125% 2037	22,325	21,295	.25
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	23,285	23,305	.27
Other securities		134,021	1.58
		222,989	2.62

Massachusetts - 2.70%
Dev. Fin. Agcy., Rev. Ref. Bonds (Boston University Issue), Series V-1, 5.00% 2029	17,800	18,748	.22
Other securities		211,030	2.48
		229,778	2.70

Nevada - 2.62%
Clark County, Airport System Rev. Bonds, Series 2004-A-2, FGIC-National insured, 5.00% 2036	20,000	20,056
Clark County, Airport System Rev. Bonds, Series 2010-B, 5.125% 2036	18,000	18,285	.45
Other securities		184,590	2.17
		222,931	2.62

New Jersey - 2.48%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 4.625% 2026	29,750	23,266	.27
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2013	5,500	5,914
Transit Corp., Certs. of Part., Series 2005-A, FGIC-National insured, 5.00% 2018	7,750	8,290
Transit Corp., Certs. of Part., Series 2005-A, FGIC-National insured, 5.00% 2021	5,000	5,240
Transportation Trust Fund Auth., Transportation System Bonds (Capital Appreciation Bonds), Series 2010-A, 0% 2030	10,000	3,233
Transportation Trust Fund Auth., Transportation System Bonds (Capital Appreciation Bonds), Series 2010-A, 0% 2037	10,000	1,928
Transportation Trust Fund Auth., Transportation System Bonds (Capital Appreciation Bonds), Series 2010-A, 0% 2040	18,000	2,860
Transportation Trust Fund Auth., Transportation System Bonds, Series 2004-A, FGIC-National insured, 5.75% 2025	5,000	5,813
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-D, 5.00% 2020	4,000	4,297
Transportation Trust Fund Auth., Transportation System Bonds, Series 2008-A, 6.00% 2038	3,255	3,588
Transportation Trust Fund Auth., Transportation System Bonds, Series 2009-A, 0% 2039	6,000	1,018
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2020	10,000	11,549
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2021	10,000	11,482
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2022	20,000	22,817
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2005-B, AMBAC insured, 5.25% 2023	8,000	9,070	1.14
Other securities		91,001	1.07
		211,366	2.48

New York - 4.86%
Dormitory Auth., Third General Resolution Rev. Ref. Bonds (State University Educational Facs. Issue), Series 2002-B, 5.25% 2023 (put 2012)	20,845	21,543	.25
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2003-A, 5.50%/14.00% 2026 (1)	20,300	20,467	.24
Other securities		371,692	4.37
		413,702	4.86

Ohio - 2.88%
Air Quality Dev. Auth., Air Quality Dev. Rev. Bonds (FirstEnergy Generation Corp. Project), Series 2009-A, 5.70% 2020	16,215	17,544
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project), Series 2009-C, 5.625% 2018	17,200	19,349	.43
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2030	41,785	31,552	.37
Other securities		177,294	2.08
		245,739	2.88

Pennsylvania - 2.21%
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 1998, 5.25% 2028	17,500	16,790	.20
Other securities		171,071	2.01
		187,861	2.21

South Carolina - 1.57%
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds (School Dist. of Greenville County, South Carolina Project), Series 2006, 5.00% 2023	19,845	21,174	.25
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2008-A, 5.50% 2038	20,000	21,697	.25
Other securities		90,876	1.07
		133,747	1.57

Texas - 11.00%
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2032	20,500	21,555	.25
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009, Subseries 2009-A, 5.00% 2028	1,500	1,678
Public Fin. Auth., G.O. Bonds, Series 2007, 5.00% 2023	1,525	1,759
Public Fin. Auth., G.O. Bonds, Series 2007, 5.00% 2024	1,525	1,752
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 4.75% 2037	10,000	10,316
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017	2,250	2,704
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2021	12,545	14,614
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2028	10,000	10,921	.51
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds (Southwest Airlines Co. - Love Field Modernization Program Project), Series 2010, 5.25% 2040	20,525	19,356	.23
North Texas Tollway Auth., Special Projects System Rev. Bonds, Current Interest Bonds, Series 2011-A, 5.50% 2041	5,000	5,389
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.50% 2018	1,000	1,160
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.625% 2033	15,100	15,552
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2021	3,760	4,291
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2023	12,570	13,967
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2025	5,000	5,474
North Texas Tollway Auth., System Rev. Ref. Bonds, Insured Capital Appreciation Bonds, Series 2008-D, Assured Guaranty insured, 0% 2028	10,000	3,850
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-E, Subseries 2008-E-3, 5.75% 2038 (put 2016)	2,150	2,484
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2033	11,000	11,177
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2038	8,500	8,501
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028	16,000	17,344
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.10% 2028	5,000	5,451
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.25% 2039	5,000	5,349
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2038	5,000	5,283	1.24
Private Activity Bond Surface Transportation Corp., Rev. Bonds (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project), Series 2009, 6.875% 2039	25,250	26,106	.31
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2006-B, 5.00% 2016	14,570	17,309	.20
Other securities		703,569	8.26
		936,911	11.00

Washington - 3.77%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999, FGIC-National insured, 4.75% 2028	21,940	21,955	.26
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2012-A, 5.00% 2017	20,000	22,892	.27
Health Care Facs. Auth., Rev. Ref. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	18,500	18,416	.22
Other securities		257,956	3.02
		321,219	3.77

Wisconsin - 1.72%
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 6.00% 2036	52,960	58,948	.69
Other securities		87,571	1.03
		146,519	1.72

Other states & U.S. territories - 12.42%
Other securities		1,058,814	12.42

Total bonds & notes (cost: $7,778,303,000)		7,964,366	93.48

	Principal		Percent
	amount	Value	of net
Short-term securities - 6.17%	(000)	(000)	assets

Jackson County, Mississippi, Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1992, 0.06% 2016 (2)	1,600	1,600
Jackson County, Mississippi, Port Fac. Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 0.06% 2023 (2)	11,800	11,800
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 0.06% 2030 (2)	15,975	15,975
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-E, 0.07% 2030 (2)	2,000	2,000
Uinta County, Wyoming, Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 0.07% 2020 (2)	900	900	.38
City of New York, New York, G.O. Bonds, Fiscal 1994 Series A, Subseries A-7, 0.10% 2021 (2)	2,400	2,400
City of New York, New York, G.O. Bonds, Fiscal 1994 Series E, 0.10% 2016 (2)	2,800	2,800
City of New York, New York, G.O. Bonds, Fiscal 2004 Series H, Subseries H-4, 0.10% 2034 (2)	2,115	2,115
City of New York, New York, G.O. Bonds, Fiscal 2008 Series L, Subseries L-4, 0.05% 2038 (2)	13,200	13,200	.24
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2011-A, 2.00% 6/29/2012	30,000	30,450	.36
Harris County Cultural Education Facs. Fin. Corp., Special Facs. Rev. Ref. Bonds (Texas Medical Center), Series 2008, Subseries 2008-B-2, 0.13% 2031 (2)	4,800	4,800
Harris County Cultural Education Facs. Fin. Corp., Special Facs. Rev. Ref. Bonds (Texas Medical Center), Series 2008-B, Subseries 2008-B-1, 0.13% 2031 (2)	11,885	11,885
Harris County Cultural Education Facs. Fin. Corp., Special Facs. Rev. Ref. Bonds (Texas Medical Center), Series 2008-A, 0.13% 2031 (2)	2,900	2,900	.23
State of Texas, Tax and Revenue Anticipation Notes, Series 2011-A, 2.50% 8/30/2012	75,000	76,705	.90
State of Wisconsin, Operating Notes of 2011, 2.00% 6/15/2012	40,000	40,560	.48
Other securities		305,160	3.58

Total short-term securities (cost: $525,200,000)		525,250	6.17

Total investment securities (cost: $8,303,503,000)		8,489,616	99.65
Other assets less liabilities		29,843	.35

Net assets		$8,519,459	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $50,122,000, which represented .59% of the net assets of the fund) may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

(1) Step bond; coupon rate will increase at a later date.
(2) Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at August 31, 2011	(dollars in thousands)

Assets:
Investment securities, at value (cost: $8,303,503)		$8,489,616
Cash		53,350
Receivables for:
Sales of investments	$22,409
Sales of fund's shares	11,831
Interest	100,517	134,757
		8,677,723
Liabilities:
Payables for:
Purchases of investments	133,688
Repurchases of fund's shares	15,088
Dividends on fund's shares	3,424
Investment advisory services	1,859
Services provided by related parties	3,927
Trustees' deferred compensation	192
Other	86	158,264
Net assets at August 31, 2011		$8,519,459

Net assets consist of:
Capital paid in on shares of beneficial interest		$8,434,303
Undistributed net investment income		6,161
Accumulated net realized loss		(107,118)
Net unrealized appreciation		186,113
Net assets at August 31, 2011		$8,519,459

	(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (694,804 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$6,557,013	534,757	$12.26
Class B	40,673	3,317	12.26
Class C	369,893	30,167	12.26
Class F-1	1,355,974	110,586	12.26
Class F-2	195,906	15,977	12.26

See Notes to Financial Statements

Statement of operations
for the year ended August 31, 2011	(dollars in thousands)

Investment income:
Income:
Interest		$403,218

Fees and expenses*:
Investment advisory services	$22,717
Distribution services	25,082
Transfer agent services	1,834
Administrative services	2,502
Reports to shareholders	292
Registration statement and prospectus	299
Trustees' compensation	100
Auditing and legal	98
Custodian	30
Federal and state income taxes	303
Other state and local taxes	73
Other	133	53,463
Net investment income		349,755

Net realized loss and unrealized depreciation
on investments:
Net realized loss on investments		(15,557)
Net unrealized depreciation on investments		(240,849)
Net realized loss and unrealized depreciation
on investments		(256,406)
Net increase in net assets resulting
from operations		$93,349

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Year ended August 31
	2011	2010
Operations:
Net investment income	$349,755	$364,350
Net realized (loss) gain on investments	(15,557)	8,015
Net unrealized (depreciation) appreciation on investments	(240,849)	543,506
Net increase in net assets resulting from operations	93,349	915,871

Dividends paid or accrued to shareholders from net investment income	(349,603)	(364,256)

Net capital share transactions	(1,112,834)	472,054

Total (decrease) increase in net assets	(1,369,088)	1,023,669

Net assets:
Beginning of year	9,888,547	8,864,878
End of year (including undistributed
net investment income: $6,161 and $5,609, respectively)	$8,519,459	$9,888,547

See Notes to Financial Statements

Notes to financial statements

1.	Organization

The Tax-Exempt Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of federally tax-exempt current income, consistent with the preservation of capital, through a diversified portfolio of municipal bonds. Effective November 1, 2010, the fund reorganized from a Maryland corporation to a Delaware statutory trust in accordance with a proposal approved by shareholders on November 24, 2009.

The fund has five share classes, some of which are only available to limited categories of investors. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1 and F-2	None	None	None
*Class B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At August 31, 2011, all of the fund’s investment securities were classified as Level 2.

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the year ended August 31, 2011 (dollars in thousands):

	Beginning value at 9/1/2010	Unrealized appreciation(*)	Sales	Net realized loss(*)	Ending value at 8/31/2011
Investment securities	$7,690	$4,890	$(3,892)	$(8,688)	$-

(*) Unrealized appreciation and net realized loss are included in the related amounts on investments in the statement of operations.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Concentration — Investing significantly in municipal obligations of issuers in the same state or similar project type may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The fund is not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the fund is exempt from federal income taxes; however, the fund may earn taxable income from certain investments.

As of and during the period ended August 31, 2011, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2007 and by state tax authorities for tax years before 2006.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; deferred expenses; cost of investments sold; net capital losses; amortization of discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended August 31, 2011, the fund reclassified $489,000 from accumulated net realized loss to undistributed net investment income and $89,000 from undistributed net investment income to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of August 31, 2011, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	(dollars in thousands)
Undistributed tax-exempt income		$3,422
Capital loss carryforwards*:
Expiring 2012	$(4,175)
Expiring 2015	(3,035)
Expiring 2016	(560)
Expiring 2017	(22,520)
Expiring 2018	(59,742)	(90,032)
Post-October capital loss deferrals (realized during the period November 1, 2010, through August 31, 2011)†		(17,069)
Gross unrealized appreciation on investment securities		374,308
Gross unrealized depreciation on investment securities		(179,965)
Net unrealized appreciation on investment securities		194,343
Cost of investment securities		8,295,273

*Reflects the utilization of capital loss carryforwards of $1,030,000. The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

†These deferrals are considered incurred in the subsequent year.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after August 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Tax-exempt income distributions paid or accrued to shareholders were as follows (dollars in thousands):

	Year ended August 31
Share class	2011	2010
Class A	$273,244	$292,492
Class B	1,809	2,930
Class C	13,051	13,638
Class F-1	53,370	45,005
Class F-2	8,129	10,191
Total	$349,603	$364,256

6.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.12% on such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the year ended August 31, 2011, the investment advisory services fee was $22,717,000, which was equivalent to an annualized rate of 0.257% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Class F-2. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of August 31, 2011, unreimbursed expenses subject to reimbursement totaled $3,118,000 for Class A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class B	1.00	1.00
Class C	1.00	1.00
Class F-1	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the year ended August 31, 2011, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services
Class A	$17,042	$1,819	Not applicable	Not applicable
Class B	555	15	Not applicable	Not applicable
Class C	4,066	Included in administrative services	$298	$20
Class F-1	3,419		1,851	68
Class F-2	Not applicable		260	5
Total	$25,082	$1,834	$2,409	$93

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $100,000, shown on the accompanying financial statements, includes $72,000 in current fees (either paid in cash or deferred) and a net increase of $28,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2011
Class A	$743,275	61,503	$233,946	19,447	$(1,956,006)	(163,722)	$(978,785)	(82,772)
Class B	2,794	231	1,587	132	(38,878)	(3,240)	(34,497)	(2,877)
Class C	59,619	4,919	11,418	949	(161,960)	(13,583)	(90,923)	(7,715)
Class F-1	524,497	43,660	51,196	4,258	(570,088)	(47,399)	5,605	519
Class F-2	80,521	6,689	5,803	482	(100,558)	(8,442)	(14,234)	(1,271)
Total net increase (decrease)	$1,410,706	117,002	$303,950	25,268	$(2,827,490)	(236,386)	$(1,112,834)	(94,116)

Year ended August 31, 2010
Class A	$1,413,838	116,523	$238,986	19,649	$(1,479,952)	(121,892)	$172,872	14,280
Class B	6,113	504	2,444	201	(43,512)	(3,587)	(34,955)	(2,882)
Class C	132,953	10,956	11,533	949	(93,854)	(7,735)	50,632	4,170
Class F-1	616,128	50,774	40,510	3,328	(322,773)	(26,583)	333,865	27,519
Class F-2	114,818	9,450	6,306	519	(171,484)	(14,155)	(50,360)	(4,186)
Total net increase (decrease)	$2,283,850	188,207	$299,779	24,646	$(2,111,575)	(173,952)	$472,054	38,901

(*) Includes exchanges between share classes of the fund.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $1,055,453,000 and $2,337,874,000, respectively, during the year ended August 31, 2011.

Financial highlights(1)

		Income from investment operations(2)
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return(3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers(4)	Ratio of net income to average net assets(4)
Class A:
Year ended 8/31/2011	$12.53	$.48	$(.27)	$.21	$(.48)	$12.26	1.85%	$6,557	.55%	.55%	4.01%
Year ended 8/31/2010	11.82	.48	.71	1.19	(.48)	12.53	10.23	7,740	.54	.54	3.92
Year ended 8/31/2009	12.03	.50	(.21)	.29	(.50)	11.82	2.65	7,130	.56	.56	4.39
Year ended 8/31/2008	12.19	.51	(.16)	.35	(.51)	12.03	2.87	6,319	.56	.53	4.16
Year ended 8/31/2007	12.49	.50	(.30)	.20	(.50)	12.19	1.60	5,259	.57	.54	4.02
Class B:
Year ended 8/31/2011	12.53	.39	(.27)	.12	(.39)	12.26	1.08	40	1.30	1.30	3.26
Year ended 8/31/2010	11.82	.38	.71	1.09	(.38)	12.53	9.41	78	1.30	1.30	3.18
Year ended 8/31/2009	12.03	.41	(.21)	.20	(.41)	11.82	1.88	107	1.32	1.31	3.65
Year ended 8/31/2008	12.19	.41	(.16)	.25	(.41)	12.03	2.10	114	1.31	1.28	3.42
Year ended 8/31/2007	12.49	.41	(.30)	.11	(.41)	12.19	.85	117	1.32	1.29	3.28
Class C:
Year ended 8/31/2011	12.53	.39	(.27)	.12	(.39)	12.26	1.03	370	1.35	1.35	3.21
Year ended 8/31/2010	11.82	.38	.71	1.09	(.38)	12.53	9.35	475	1.34	1.34	3.11
Year ended 8/31/2009	12.03	.41	(.21)	.20	(.41)	11.82	1.83	399	1.36	1.36	3.58
Year ended 8/31/2008	12.19	.41	(.16)	.25	(.41)	12.03	2.05	313	1.36	1.33	3.36
Year ended 8/31/2007	12.49	.40	(.30)	.10	(.40)	12.19	.79	244	1.37	1.34	3.22
Class F-1:
Year ended 8/31/2011	12.53	.47	(.27)	.20	(.47)	12.26	1.73	1,356	.66	.66	3.90
Year ended 8/31/2010	11.82	.46	.71	1.17	(.46)	12.53	10.12	1,380	.64	.64	3.80
Year ended 8/31/2009	12.03	.49	(.21)	.28	(.49)	11.82	2.56	976	.65	.64	4.31
Year ended 8/31/2008	12.19	.50	(.16)	.34	(.50)	12.03	2.79	1,020	.63	.61	4.07
Year ended 8/31/2007	12.49	.49	(.30)	.19	(.49)	12.19	1.52	785	.64	.61	3.93
Class F-2:
Year ended 8/31/2011	12.53	.50	(.27)	.23	(.50)	12.26	1.99	196	.41	.41	4.15
Year ended 8/31/2010	11.82	.50	.71	1.21	(.50)	12.53	10.41	216	.37	.37	4.09
Year ended 8/31/2009	12.03	.51	(.21)	.30	(.51)	11.82	2.80	253	.39	.39	4.36
Period from 8/1/2008 to 8/31/2008	11.94	.04	.09	.13	(.04)	12.03	1.10	3	.04	.03	.34

	Year ended August 31
	2011	2010	2009	2008	2007
Portfolio turnover rate for all share classes	12%	16%	18%	20%	8%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of The Tax-Exempt Bond Fund of America

In our opinion, the accompanying statement of assets and liabilities, including the summary investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Exempt Bond Fund of America (the "Fund") at August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
October 13, 2011

Tax information
                unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amount for the fund’s fiscal year ended August 31, 2011:

Exempt interest dividends	100%

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2012, to determine the calendar year amounts to be included on their 2011 tax returns. Shareholders should consult their tax advisers.

Expense example
                                                                                                                                   unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (March 1, 2011, through August 31, 2011).

Actual expenses:
The first line of each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 3/1/2011	Ending account value 8/31/2011	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,060.92	$2.86	.55%
Class A -- assumed 5% return	1,000.00	1,022.43	2.80	.55
Class B -- actual return	1,000.00	1,056.98	6.74	1.30
Class B -- assumed 5% return	1,000.00	1,018.65	6.61	1.30
Class C -- actual return	1,000.00	1,056.70	7.00	1.35
Class C -- assumed 5% return	1,000.00	1,018.40	6.87	1.35
Class F-1 -- actual return	1,000.00	1,060.33	3.48	.67
Class F-1 -- assumed 5% return	1,000.00	1,021.83	3.41	.67
Class F-2 -- actual return	1,000.00	1,061.73	2.13	.41
Class F-2 -- assumed 5% return	1,000.00	1,023.14	2.09	.41

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2012. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing high current income exempt from regular federal income tax, consistent with the preservation of capital. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Board of trustees and other officers

“Independent” trustees1
	Year first
	elected a
	trustee of
Name and age	the fund2	Principal occupation(s) during past five years

Lee A. Ault III, 75	2010	Private investor and corporate director; former
		Chairman of the Board, In-Q-Tel, Inc. (technology
		venture company)

William H. Baribault, 66	2010	Chairman of the Board and CEO, Oakwood
		Enterprises (private investment and consulting)

James G. Ellis, 64	2006	Dean and Professor of Marketing, Marshall School of
		Business, University of Southern California

Martin Fenton, 76	1989	Chairman of the Board, Senior Resource Group LLC
Chairman of the Board		(development and management of senior living
(Independent and		communities)
Non-Executive)

Leonard R. Fuller, 65	1994	President and CEO, Fuller Consulting (financial
		management consulting firm)

W. Scott Hedrick, 66	2010	Founding General Partner, InterWest Partners
		(venture capital firm)

R. Clark Hooper, 65	2005	Private investor; former President, Dumbarton Group
		LLC (securities industry consulting)

Merit E. Janow, 53	2010	Professor, Columbia University, School of
		International and Public Affairs; former Member,
		World Trade Organization Appellate Body

Laurel B. Mitchell, Ph.D., 56	2010	Clinical Professor and Director, Accounting Program,
		University of Redlands

Frank M. Sanchez, 68	1999	Principal, The Sanchez Family Corporation dba
		McDonald’s Restaurants (McDonald’s licensee)

Margaret Spellings, 53	2010	President and CEO, Margaret Spellings & Company;
		President, U.S. Forum for Policy Innovation and
		Senior Advisor to the President and CEO, U.S.
		Chamber of Commerce; former United States
		Secretary of Education, United States Department of
		Education — Federal Government Agency

Steadman Upham, Ph.D., 62	2007	President and Professor of Anthropology,
		The University of Tulsa

“Independent” trustees1
	Number of
	portfolios
	in fund
	complex3
	overseen by
Name and age	trustee	Other directorships4 held by trustee

Lee A. Ault III, 75	42	Anworth Mortgage Asset Corporation

William H. Baribault, 66	42	None

James G. Ellis, 64	46	Quiksilver, Inc.

Martin Fenton, 76	42	Capital Private Client
Chairman of the Board		Services Funds
(Independent and
Non-Executive)

Leonard R. Fuller, 65	46	None

W. Scott Hedrick, 66	42	Hot Topic, Inc.; Office Depot, Inc.

R. Clark Hooper, 65	48	JPMorgan Value Opportunities Fund, Inc.;
		The Swiss Helvetia Fund, Inc.

Merit E. Janow, 53	45	The NASDAQ Stock Market LLC;
		Trimble Navigation Limited

Laurel B. Mitchell, Ph.D., 56	42	None

Frank M. Sanchez, 68	42	None

Margaret Spellings, 53	42	None

Steadman Upham, Ph.D., 62	45	None

Ambassador Richard G. Capen, Jr., a trustee of the fund since 1999, and Richard G. Newman, a trustee of the fund since 1991, have retired from the board. The trustees thank Ambassador Capen and Mr. Newman for their dedication and service to the fund.

See page 32 for footnotes.

“Interested” trustees5
	Year first
	elected a
	trustee or	Principal occupation(s) during past five years and
Name, age and	officer of	positions held with affiliated entities or the
position with fund	the fund2	principal underwriter of the fund

Paul G. Haaga, Jr., 62	1986	Chairman of the Board, Capital Research and
Vice Chairman of the Board		Management Company; Senior Vice President —
		Fixed Income, Capital Research and Management
		Company

Neil L. Langberg, 58	1985	Senior Vice President — Fixed Income, Capital
President		Research and Management Company; Vice
		President, Capital Guardian Trust Company6

“Interested” trustees5
	Number of
	portfolios
	in fund
	complex3
Name, age and	overseen by
position with fund	trustee	Other directorships4 held by trustee

Paul G. Haaga, Jr., 62	14	None
Vice Chairman of the Board

Neil L. Langberg, 58	1	None
President

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Other officers
	Year first
	elected	Principal occupation(s) during past five years
Name, age and	an officer	and positions held with affiliated entities or the
position with fund	of the fund2	principal underwriter of the fund

Brenda S. Ellerin, 48	1999	Senior Vice President — Fixed Income, Capital
Senior Vice President		Research and Management Company

Edward B. Nahmias, 59	2004	Senior Vice President — Fixed Income, Capital
Vice President		Research Company6

Kristine M. Nishiyama, 41	2003	Senior Vice President and Senior Counsel — Fund
Vice President		Business Management Group, Capital Research and
		Management Company; Vice President and Senior
		Counsel —Capital Bank and Trust Company6

Karl J. Zeile, 44	2010	Senior Vice President — Fixed Income, Capital
Vice President		Research and Management Company; Vice
		President, Capital Guardian Trust Company6

Courtney R. Taylor, 36	2006	Assistant Vice President — Fund Business
Secretary		Management Group, Capital Research and
		Management Company

Karl C. Grauman, 43	2010	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company

Steven I. Koszalka, 47	2010	Vice President — Fund Business Management
Assistant Secretary		Group, Capital Research and Management Company

M. Susan Gupton, 38	2008	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

Dori Laskin, 60	2010	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

1The term “independent” trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
2Trustees and officers of the fund serve until their resignation, removal or retirement.

3Capital Research and Management Company manages the American Funds, consisting of 33 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 18 funds and serves as the underlying investment vehicle for certain variable insurance contracts; and American Funds Target Date Retirement Series,® which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs.

4This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company.

5“Interested persons” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

6Company affiliated with Capital Research and Management Company.

Offices

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete August 31, 2011, portfolio of The Tax-Exempt Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Tax-Exempt Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Tax-Exempt Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2011, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach

We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.

Proven system

Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 89% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 65% of 10-year periods and 75% of 20-year periods.* Our fund management fees have consistently been among the lowest in the industry.†

*Based on Class A share results for periods through 12/31/10. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
†Based on management fees for the 20-year period ended 12/31/10 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives

•Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
Emphasis on current income through bonds
American Funds Mortgage FundSM
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
Emphasis on tax-exempt current income through municipal bonds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit No. MFGEAR-919-1011P

Litho in USA WG/UNL/8068-S28706

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Frank M. Sanchez, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members.  There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such.  Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2010	$74,000
2011	$77,000

b) Audit-Related Fees:
2010	None
2011	None

c) Tax Fees:
2010	$7,000
2011	$7,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2010	None
2011	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2010	None
2011	None

c) Tax Fees:
2010	$22,000
2011	$20,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2010	$2,000
2011	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $31,000 for fiscal year 2010 and $29,000 for fiscal year 2011. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Tax-Exempt Bond Fund of America®
Investment portfolio

August 31, 2011

Bonds & notes — 93.48%	Principal amount (000)	Value (000)

ALABAMA — 0.16%
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2000, 5.75% 2020	$2,000	$2,013
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2001, 5.50% 2021	3,000	3,007
Incentives Fncg. Auth., Special Obligation Bonds, Series 2009-C, 5.00% 2024	2,375	2,621
Incentives Fncg. Auth., Special Obligation Bonds, Series 2009-C, 5.00% 2029	1,250	1,329
City of Mobile Industrial Dev. Board, Pollution Control Rev. Bonds (Alabama Power Co. Barry Plant Project),
Series 2007-C, 5.00% 2034 (put 2015)	3,000	3,377
Board of Trustees of the University of Alabama, Birmingham Hospital Rev. Ref. Bonds, Series 2008-A, 5.25% 2025	1,000	1,045
		13,392

ALASKA — 0.11%
Municipality of Anchorage, G.O. Ref. General Purpose Bonds, Series 1995-B, FGIC-National insured, 6.00% 2012	1,545	1,585
Municipality of Anchorage, Lease Rev. Ref. Bonds, Correctional Fac.,
Series 2005, Assured Guaranty Municipal insured, 5.00% 2016	2,035	2,304
Municipality of Anchorage, Municipal Light & Power Electric Rev. Ref. Bonds, Series 1996, National insured, 6.50% 2014	5,000	5,873
		9,762

ARIZONA — 3.34%
Certs. of Part., Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2015	5,365	6,107
Certs. of Part., Series 2010-A, Assured Guaranty Municipal insured, 5.25% 2025	2,500	2,696
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Dist. G.O. Bonds, Series 2007, 6.125% 2027	660	628
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Dist. G.O. Bonds, Series 2007, 6.20% 2032	1,000	927
Industrial Dev. Auth. of the City of Glendale, Rev. Bonds (Midwestern University), Series 2010, 5.00% 2025	1,000	1,055
Industrial Dev. Auth. of the City of Glendale, Rev. Bonds (Midwestern University), Series 2010, 5.00% 2035	2,170	2,120
Industrial Dev. Auth. of the City of Glendale, Rev. Bonds (Midwestern University), Series 2010, 5.125% 2040	6,215	6,073
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2023	3,725	4,070
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2024	2,910	3,145
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2025	2,610	2,780
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2026	1,630	1,720
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2031	3,500	3,526
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2020	1,795	2,041
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2021	1,000	1,137
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2022	2,185	2,473
Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Beatitudes Campus Project), Series 2006, 5.10% 20221	5,110	4,420
Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Beatitudes Campus Project), Series 2006, 5.20% 20371	10,145	7,583
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2007-A, 1.21% 2042 (put 2015)2	1,000	926
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2007-B, 1.06% 2042 (put 2015)2	9,000	8,378
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2014	2,000	2,158
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2020	2,000	2,165
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2025	3,250	3,351
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, 0.975% 20372	22,200	15,465
Health Facs. Auth., Rev. Ref. Bonds (Banner Health), Series 2007-A, 5.25% 2022	1,500	1,661
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West),
Series 2009-C, 5.00% 2038 (put 2014)	1,500	1,639
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project),
Series 2008, 5.00% 2027	5,035	5,301
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project),
Series 2008, 5.00% 2028	4,000	4,189
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project),
Series 2008, 5.00% 2038	10,000	10,086
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project),
Series 2008, 5.25% 2026	3,500	3,756
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2008-A, 5.00% 2028	2,970	3,134
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2008-A, 5.00% 2038	3,000	3,064
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2010-A, 5.00% 2025	2,000	2,136
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2010-A, 5.00% 2029	9,730	10,041
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2010-A, 5.00% 2040	8,000	8,076
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2008, 5.50% 2024	1,000	1,137
City of Phoenix Civic Improvement Corp., Water System Rev. Bonds, Series 2009-A, 5.00% 2024	4,895	5,572
Quail Creek Community Facs. Dist. (Sahuarita), G.O. Bonds, Series 2006, 5.55% 2030	1,000	817
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2026	4,075	4,013
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2032	4,000	3,775
Salt River Project Agricultural Improvement and Power Dist., Electric System Rev. Ref. Bonds,
Series 2004-A, 5.00% 2016	5,975	6,546
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2008-A, 5.00% 2024	3,000	3,337
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2008-A, 5.00% 2028	8,500	9,191
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2008-A, 5.00% 2038	5,000	5,219
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Ref. Bonds,
Series 2009-A, 5.00% 2033	5,000	5,290
School Facs. Board, Certs. of Part., Series 2008, 5.125% 2021	13,000	14,031
School Facs. Board, State School Trust Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2017	3,000	3,237
School Facs. Board, State School Trust Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2018	2,000	2,138
City of Scottsdale Municipal Property Corp., Excise Tax Rev. Ref. Bonds, Series 2006, 5.00% 2030	23,000	25,819
Industrial Dev. Auth. of the City of Scottsdale, Hospital Rev. Ref. Bonds (Scottsdale Healthcare),
Series 2006-C, Assured Guaranty insured, 5.00% 2035	2,990	2,980
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2021	8,250	9,387
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2025	5,000	5,408
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2026	15,000	16,125
Transportation Board Highway Rev. Bonds, Series 2008-A, 5.00% 2032	5,000	5,322
Vistancia Community Facs. Dist. (Peoria), G.O. Bonds, Series 2005, 5.50% 2020	1,000	1,070
Vistancia Community Facs. Dist. (Peoria), G.O. Bonds, Series 2006, 4.55% 2026	11,350	11,236
Water Infrastructure Fin. Auth., Water Quality Rev. Bonds, Series 2008-A, 5.00% 2023	4,000	4,543
		284,220

CALIFORNIA — 10.23%
Community Facs. Dist. No. 2005-01 of the City of Aliso Viejo, 2007 Special Tax Bonds
(Glenwood at Aliso Viejo), 6.00% 2038	2,000	1,813
Anaheim Public Fncg. Auth., Rev. Bonds (City of Anaheim Electric System Distribution Facs.),
Series 2007-A, National insured, 4.50% 2037	8,000	7,653
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	8,000	7,756
City of Antioch Public Fncg. Auth., 1998 Reassessment Rev. Ref. Bonds, Series B, 5.85% 2015	1,130	1,132
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds,
Series 2007, 5.00% 2037	2,695	2,030
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Health Fac. Rev. Bonds (Institute on Aging),
Series 2008-A, 5.65% 2038	1,000	986
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Casa de las Campanas, Inc.),
Series 2010, 6.00% 2037	3,275	3,369
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House),
Series 2010, 6.00% 2030	2,000	2,050
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare),
Series 2009-B, 6.00% 2024	1,000	1,104
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare),
Series 2009-B, 6.125% 2029	1,000	1,078
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-B, 5.00% 2034	1,655	1,394
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation),
Series 1998, 5.125% 2013	3,625	3,631
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Ref. Bonds (Redwood Senior Homes and Services), Series 2002, 6.00% 2022	1,750	1,782
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Ref. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032	1,000	975
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2006-A, 4.875% 2036	2,000	1,707
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2009, 6.625% 2024	1,680	1,831
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2009, 7.25% 2041	2,750	2,955
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.00% 2034	3,980	4,135
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.00% 2034	20,000	20,877
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.125% 2039	10,000	10,462
Bonita Canyon Public Facs. Fncg. Auth., Community Facs. Dist. No. 98-1, Special Tax Bonds, Series 1998, 5.375% 2028	2,500	2,412
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 4.75% 2019	455	451
Community Facs. Dist. No. 90-2, Capistrano Unified School Dist. (Talega), Special Tax Bonds
(Improvement Area No. 2002-1), Series 2003, 5.875% 2023	1,750	1,776
Castaic Lake Water Agcy., Rev. Ref. Certs. of Part. (1999 Ref. Project), Series 2006-A, AMBAC insured, 5.00% 2020	2,015	2,183
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series 2002-A, AMBAC insured, 5.00% 2020	5,000	5,224
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series A, AMBAC insured, 5.00% 2017	2,880	3,115
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series A, AMBAC insured, 5.00% 2019	1,000	1,060
Coast Community College Dist., Election of 2002 G.O. Bonds, Series 2006-B,
Assured Guaranty Municipal insured, 5.00% 2024	4,990	5,331
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 4.875% 2037	330	233
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds, Series 2005-A, 4.90% 2025	3,150	2,693
Econ. Recovery Bonds, Ref. Series 2009-A, 5.25% 2021	27,750	32,662
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2008-A, 5.125% 2028	1,100	1,116
Educational Facs. Auth., Rev. Bonds (Loyola Marymount University), Series 2010-A, 5.125% 2040	1,750	1,774
Educational Facs. Auth., Rev. Ref. Bonds (Loyola Marymount University), Series 2010-B, 1.01% 20152	2,675	2,683
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 4.50% 2035	1,785	1,482
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2020	1,115	1,144
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2034	2,720	2,497
Educational Facs. Auth., Rev. Ref. Bonds (Mills College), Series 2005-B, 5.00% 2020	980	997
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2025	1,000	1,023
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2030	2,000	2,012
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.25% 2024	400	434
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.50% 2029	1,650	1,739
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 6.00% 2040	2,840	3,053
Educational Facs. Auth., Rev. Bonds (Stanford University), Series U-1, 5.25% 2040	5,000	6,252
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2011, 6.125% 2036	3,450	3,786
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2006, 5.00% 2021	850	902
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2009, 4.75% 2022	395	419
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2009, 5.50% 2039	1,050	1,082
Educational Facs. Auth., Rev. Ref. Bonds (University of La Verne), Series 2005-A, 5.00% 2026	965	911
Educational Facs. Auth., Rev. Ref. Bonds (University of San Diego), Series 2011, 5.00% 2022	600	676
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Bonds,
Series 1999, 6.125% 2016	865	866
Various Purpose G.O. Bonds, 6.00% 2038	8,000	8,734
Various Purpose G.O. Bonds, 6.00% 2039	10,000	10,954
Various Purpose G.O. Bonds, 6.50% 2033	7,000	8,088
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, FGIC insured, 5.50% 2033 (preref. 2013)	4,000	4,358
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2003-A-1, 6.25% 2033 (preref. 2013)	7,855	8,507
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-I, 5.125% 2022	1,750	1,872
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-K, 5.125% 2022	5,250	5,627
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Catholic Healthcare West),
Series 2007-F, Assured Guaranty Municipal insured, 0.50% 20402	14,275	14,275
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	1,990	2,047
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	5,860	6,012
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2009, 5.00% 2039	9,000	8,801
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2020	2,500	2,652
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Home), Series 2002-B, 5.10% 2019	915	982
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Home), Series 2002-B, 6.00% 2032	3,800	3,896
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2006-A, 5.00% 2037	5,480	5,251
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-A, 5.00% 2019	2,000	2,327
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series C, 6.50% 2038	980	1,084
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series C, 6.50% 2038 (preref. 2018)	20	26
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	4,000	4,579
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 4.50% 2037	1,000	804
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.60% 2022	1,715	1,732
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Group Four, 5.00% 2029	1,495	1,341
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Group Two, 5.50% 2029	3,000	2,993
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025	1,250	1,255
City of Lake Elsinore, Community Facs. Dist. No. 2003-2 (Canyon Hills), Special Tax Bonds (Improvement Area B),
Series 2006-A, 5.15% 2036	2,000	1,590
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2003, 6.00% 2033	1,000	995
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2005, 5.30% 2035	1,500	1,333
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
Series 2003-A, 6.125% 2033 (preref. 2013)	1,785	2,012
Lincoln Public Fin. Auth., Special Tax Rev. Bonds, Series 2007-A, AMBAC insured, 4.50% 2034	5,000	4,023
City of Long Beach, Harbor Rev. Bonds, Series 2010-A, 5.00% 2025	3,000	3,355
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2009-A, 5.00% 2026	6,555	7,175
City of Los Angeles Regional Airports Improvement Corp., Facs. Sublease Rev. Ref. Bonds, Delta Air Lines, Inc.
(L.A. Intl. Airport), Issue of 1996, 6.35% 2025	13,000	12,991
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2008-A, Subseries A-2, 5.25% 2032	5,000	5,307
City of Los Angeles, Solid Waste Resources Rev. Bonds, Series 2009-A, 5.00% 2020	7,500	8,815
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2002-A, FGIC-National insured, 6.00% 2022	5,000	6,445
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2010-A, 5.00% 2032	3,000	3,182
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2020	2,675	2,797
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2022	1,500	1,546
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2023	1,500	1,536
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds, Series 2009-A, 5.25% 2029	7,000	7,534
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds,
Series 2010-A, 5.00% 2029	4,655	4,964
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds,
Series 2010-A, 5.00% 2035	6,500	6,696
Housing Auth. of the City of Los Angeles, Mortgage Rev. Ref. Bonds (Property Acquisition Refundings),
Series 2009-A, 6.00% 2029	1,000	1,036
Housing Auth. of the City of Los Angeles, Mortgage Rev. Ref. Bonds (Property Acquisition Refundings),
Series 2009-A, 6.375% 2039	3,000	3,089
Los Angeles Community College Dist. (County of Los Angeles), G.O. Bonds, 2008 Election, Series 2010-C, 5.25% 2039	2,000	2,152
Los Angeles Convention and Exhibition Center Auth., Lease Rev. Ref. Bonds, Series 2008-A, 5.00% 2020	7,000	7,595
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds, Series 2009-I, 5.00% 2024	2,580	2,865
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	2,000	2,124
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2027	1,125	989
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2036	3,260	2,635
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.00% 2016	1,065	1,102
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.25% 2026	650	608
Community Facs. Dist. No. 2004-6, Moreno Valley Unified School Dist., Special Tax Bonds, Series 2005, 5.10% 2028	2,410	2,178
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 5.50% 2018	4,395	4,280
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 6.50% 2028	3,750	3,528
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2024	3,785	3,684
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	2,770	2,426
Municipal Fin. Auth., Rev. Bonds (Loma Linda University), Series 2007, 5.00% 2037	1,000	949
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 5.00% 2037	1,000	883
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 20411	3,400	3,491
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.00% 2018	2,130	2,263
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.80% 2028	500	508
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.875% 2034	1,000	1,005
City of Newport Beach, Rev. Ref. Bonds (Hoag Memorial Hospital Presbyterian), Series 2009-E, 5.00% 2038 (put 2013)	2,000	2,127
City of Norco, Community Facs. Dist. No. 2001-1 (Norco Ridge Ranch), Special Tax Ref. Bonds,
Issue of 2006, AMBAC insured, 4.875% 2033	3,000	2,498
Northern California Power Agcy., Geothermal Project Number 3 Rev. Bonds, Series 2009-A, 5.50% 2021	670	790
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2010-A, 5.00% 2023	5,000	5,559
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2025	5,000	5,414
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.55% 2033	2,500	2,455
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.00% 2025	2,000	1,939
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.15% 2029	4,000	3,824
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.20% 2034	1,000	929
Orange County Sanitation Dist., Certs. of Part., Series 2007-B, Assured Guaranty Municipal insured, 5.00% 2037	35,000	36,351
Orange County Sanitation Dist., Certs. of Part., Series 2009-A, 5.00% 2027	2,925	3,186
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds,
Series 2007, 5.10% 2037	2,000	1,392
Pollution Control Fncg. Auth., Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project),
Series 2010-B, 1.125% 2024 (put 2011)2	250	250
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds,
Series 2006, 4.90% 2018	1,790	1,806
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds,
Series 2006, 5.125% 2026	1,770	1,618
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.10% 2021	1,290	1,266
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.25% 2036	3,500	2,997
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, J. Paul Leonard & Sutro Library),
Series 2009-J, 6.00% 2034	3,000	3,167
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 5.50% 2023	10,000	10,889
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.125% 2029	3,000	3,273
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.625% 2034	10,000	11,078
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation, State Prison-Madera County,
Valley State Prison for Women), Series 2005-H, 5.00% 2019	7,500	7,968
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons),
Series 1993-A, AMBAC insured, 5.00% 2019	4,240	4,507
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds,
Series 2007, 5.375% 2037	2,000	1,691
City of Rancho Cucamonga, Community Facs. Dist. No. 2004-01 (Rancho Etiwanda Estates), Special Tax Bonds,
Series 2006, 5.35% 2026	2,685	2,401
City of Rancho Cucamonga, Community Facs. Dist. No. 2004-01 (Rancho Etiwanda Estates), Special Tax Bonds,
Series 2006, 5.375% 2036	1,450	1,193
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds
(Improvement Area No. 2), Series 2005-A, 5.15% 2025	1,250	1,183
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.00% 2030	1,590	1,347
Sacramento City Fncg. Auth., Rev. Ref. Bonds (Master Lease Program Facs.),
Series 2006-E, AMBAC insured, 5.25% 2025	7,500	7,997
Sacramento County Water Fncg. Auth., Rev. Ref. Bonds (Sacramento County Water Agcy. Zones 40 and 41
2007 Water System Project), Series 2007-B, FGIC-National insured, 0.72% 20342	5,000	3,259
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 2024	3,000	3,374
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.00% 2022	4,000	4,238
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.125% 2024	7,000	7,294
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	14,600	14,494
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement Bonds, 6.25% 2012	650	664
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.25% 2034	4,500	4,758
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.375% 2034	1,000	1,065
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Bonds, Series 2009-B, 5.00% 2026	4,015	4,383
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Ref. Bonds, Series 2009-A, 5.00% 2021	1,000	1,142
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Ref. Bonds, Series 2010-A, 5.25% 2027	3,000	3,335
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2023	3,900	4,288
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2029	2,000	2,072
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2030	2,500	2,575
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2034	1,355	1,363
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2040	1,000	986
San Diego County Water Auth. Fncg. Agcy., Water Rev. Ref. Bonds, Series 2010-A, 5.00% 2027	3,000	3,291
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds,
Series 2009-E, 5.25% 2032	16,500	17,223
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds,
Series 2009-A, 4.90% 2029	10,510	10,830
City and County of San Francisco, Certs. of Part. (Multiple Capital Improvement Projects), Series 2009-A, 5.00% 2023	6,000	6,468
City and County of San Francisco, Ref. Certs. of Part., Series 2010-A, 5.00% 2026	6,020	6,357
City and County of San Francisco, Ref. Certs. of Part., Series 2010-A, 5.00% 2027	6,325	6,621
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds,
Series 2009-A, 5.00% 2024	7,500	8,397
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds,
Series 2009-A, 5.00% 2029	5,665	6,070
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC-National insured, 5.00% 2019	4,000	4,336
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC-National insured, 5.00% 2020	4,000	4,216
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project),
Series 2010-A-1, 5.00% 2018	400	424
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project),
Series 2010-A-1, 5.00% 2024	800	780
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project),
Series 2010-A-1, 5.125% 2025	840	817
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project),
Series 2010-A-1, 5.50% 2035	1,500	1,411
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2006-D, AMBAC insured, 5.00% 2021	5,000	4,741
San Marcos Public Facs. Auth., Rev. Ref. Bonds, Series 1998, 5.80% 2027	2,995	2,996
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects), Series 2009-A, 5.25% 2023	2,000	2,232
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects), Series 2009-A, 5.25% 2024	1,000	1,104
Community Redev. Agcy. of the City of Santa Ana, Tax Allocation Bonds, Series 2011-A, 6.00% 2022	3,350	3,628
City of Santa Clara, Electric Rev. Ref. Bonds, Series 2011-A, 6.00% 2031	1,250	1,386
Redev. Agcy. of the City of Santa Monica, 2011 Tax Allocation Bonds (Earthquake Recovery Redev. Project), 5.875% 2042	3,750	4,043
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 4.875% 20161	1,400	1,338
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 5.00% 20201	2,600	2,266
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds (Ladera Ranch),
Series 2005-A, AMBAC insured, 5.00% 2023	4,080	4,094
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2029	2,000	1,889
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase I Project), Series 2010-1, 5.00% 2026	14,785	15,948
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase I Project), Series 2010-1, 5.00% 2027	13,000	13,918
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase I Project), Series 2010-1, 5.00% 2030	9,165	9,633
Southern California Public Power Auth., Transmission Project Rev. Ref. Bonds (Southern Transmission Project),
Series 2009-A, 5.00% 2023	3,000	3,353
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	2,190	2,190
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project),
Series 2007-A, 5.125% 20371	6,650	5,474
Statewide Communities Dev. Auth., Insured Rev. Ref. Bonds (Rady Children’s Hospital — San Diego),
Series 2006-A, National insured, 5.00% 2023	8,485	8,779
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	1,500	1,392
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042	9,000	9,717
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 5.375% 2020	2,000	2,111
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.00% 2029	2,625	2,657
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.25% 2039	3,700	3,730
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Cottage Health System Obligated Group), Series 2010, 5.25% 2030	4,850	4,942
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II),
Series 2008, 6.00% 2040	5,500	5,338
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2018	2,695	2,773
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2027	4,180	3,850
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2019	2,515	2,267
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds,
Series 2003, 5.90% 2034	1,725	1,604
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2001-A, 5.25% 2027 (preref. 2012)	1,370	1,422
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.00% 2022	1,000	1,113
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.25% 2023	3,000	3,353
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.625% 2029	2,870	3,137
Turlock Irrigation Dist., Rev. Ref. Bonds, 5.50% 2041	5,000	5,309
Turlock Irrigation Dist., Rev. Ref. Bonds, Series 1996-A, National insured, 6.00% 2012	250	255
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area), Series 2010, 4.50% 2023	1,160	1,113
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area), Series 2010, 5.00% 2028	705	662
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area), Series 2010, 5.00% 2032	1,000	917
Washington Township Health Care Dist., Rev. Bonds, Series 2009-A, 5.75% 2024	1,020	1,083
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 1999, 5.00% 2014	1,300	1,303
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2022	1,435	1,469
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.375% 2022 (preref. 2012)	3,000	3,134
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.75% 2017 (preref. 2012)	1,000	1,047
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2015 (preref. 2012)	2,000	2,091
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2016 (preref. 2012)	1,000	1,045
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2005-F-3, 5.00% 2022	3,000	3,393
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2008-H, 5.00% 2021	2,000	2,288
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2008-K, 5.00% 2018	1,500	1,788
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2019	7,000	8,367
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2021	1,170	1,384
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2022	11,800	13,757
Dept. of Water Resources, Water System Rev. Ref. Bonds (Central Valley Project), Series AF, 5.00% 2029	3,590	3,902
City of West Sacramento, Community Facs. Dist. No. 16 (Bridgeway Lakes),
Special Tax Bonds, 6.00% 2033 (preref. 2011)	1,000	1,020
		871,962

COLORADO — 2.45%
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds,
Series 2007-A, RADIAN insured, 5.00% 2016	1,000	999
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds,
Series 2007-A, RADIAN insured, 5.25% 2021	2,650	2,431
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds,
Series 2007-A, RADIAN insured, 5.60% 2034	3,610	2,914
Cross Creek Metropolitan Dist. No. 2 (City of Aurora), Limited Tax G.O. Ref. Bonds, Series 2006, 6.125% 2037	1,000	730
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2005-A, XLCA insured, 5.00% 2020	3,500	3,904
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2005-A, XLCA insured, 5.00% 2023	7,400	7,931
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2009-A, 5.00% 2031	3,000	3,136
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2009-A, 5.25% 2026	5,000	5,479
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2009-A, 5.25% 2028	5,000	5,410
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2009-A, 5.25% 2036	7,000	7,364
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2010-A, 5.00% 2022	2,000	2,274
Denver Convention Center Hotel Auth., Rev. Bonds, Series 2003-A, XLCA insured, 5.00% 2016 (preref. 2013)	6,925	7,577
Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2006, XLCA insured, 5.00% 2035	1,500	1,284
Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2006, XLCA insured, 5.25% 2019	4,155	4,226
Denver Health and Hospital Auth., Healthcare Rev. Ref. Bonds, Series 2007-B, 1.27% 20332	9,635	6,440
Educational and Cultural Facs. Auth., Charter School Rev. Ref. Bonds (Academy Charter School Project),
Series 2006-A, 4.75% 2036	1,500	1,310
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project),
Series 2008, 5.375% 2028	2,000	2,056
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project),
Series 2008, 5.50% 2038	3,000	3,002
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2000, 6.60% 2016	2,035	2,082
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2002, 5.90% 2027	6,320	6,372
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2004-A, 5.25% 2034	1,300	1,242
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2005, 5.00% 2016	1,000	1,066
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2005, 5.00% 2035	1,500	1,370
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2005, 5.25% 2023	1,725	1,779
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2017	1,000	1,090
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2018	2,250	2,420
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2020	1,100	1,160
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2022	3,260	3,389
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2025	4,215	4,273
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2031	3,970	3,874
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2009-A, 6.125% 2038	1,000	1,005
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2009-B, 5.00% 2039 (put 2014)	1,900	2,042
Health Facs. Auth., Hospital Rev. Bonds (PorterCare Adventist Health System Project),
Series 2001, 6.50% 2031 (preref. 2011)	3,800	3,887
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-E, 5.00% 2015 (escrowed to maturity)	135	160
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-E, 5.125% 2017 (preref. 2016)	175	214
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project),
Series 2006-B, RADIAN insured, 5.00% 2017	2,065	2,190
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project),
Series 2006-B, RADIAN insured, 5.00% 2018	2,000	2,090
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project),
Series 2006-B, RADIAN insured, 5.00% 2019	2,310	2,387
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.50% 2014 (preref. 2011)	3,000	3,000
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2008-D-1, 6.25% 2033	1,000	1,096
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2033	9,000	8,854
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	15,400	12,712
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.25% 2025	3,500	3,271
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Communities Project), Series 2006-A, 5.75% 2037	2,750	2,418
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project), Series 2010-A, 6.00% 2030	350	359
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project), Series 2010-A, 6.25% 2040	975	989
Housing and Fin. Auth., Single-family Program Rev. Ref. Bonds, Series 1998-B-3, 6.55% 2025	20	20
Housing and Fin. Auth., Single-family Program Rev. Ref. Bonds, Series 1998-D-3, 6.125% 2023	225	230
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/Tax Increment Supported Rev. Bonds,
Series 2003, 7.375% 2013	2,000	2,006
Maher Ranch Metropolitan Dist. No. 4 (Town of Castle Rock), G.O. Limited Tax Ref. Bonds,
Series 2007, RADIAN insured, 5.00% 2022	2,560	2,386
Metropolitan Football Stadium Dist., Capital Appreciation Sales Tax Rev. Bonds,
Series 1999-A, National insured, 0% 2012	4,700	4,689
North Range Metropolitan Dist. No. 1 (Adams County), Limited Tax G.O. Ref. Bonds,
Series 2007, ACA insured, 5.00% 2021	1,000	857
North Range Metropolitan Dist. No. 1 (City of Commerce, Adams County), Limited Tax G.O. Bonds,
Series 2001, 7.25% 2031 (preref. 2011)	3,645	3,747
Park Meadows Business Improvement Dist. in the City of Lone Tree, Shared Sales Tax Rev. Bonds,
Series 2007, 5.00% 2017	1,675	1,702
Prairie Center Metropolitan Dist. No. 3 (City of Brighton, Adams County),
Limited Property Tax Supported Primary Improvements Rev. Bonds, Series 2006-A, 5.25% 2021	1,265	1,123
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 2028	4,000	4,134
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.50% 2038	4,500	4,806
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds (Rampart Range Metropolitan Dist. No. 2 Project),
Series 2001, 7.75% 2026 (preref. 2011)	4,690	4,823
Regional Transportation Dist., Certs. of Part., Series 2010-A, 5.375% 2031	3,000	3,175
Regional Transportation Dist., Tax-Exempt Private Activity Bonds (Denver Transit Partners Eagle P3 Project),
Series 2010, 6.00% 2034	1,600	1,611
Regional Transportation Dist., Tax-Exempt Private Activity Bonds (Denver Transit Partners Eagle P3 Project),
Series 2010, 6.00% 2041	20,765	20,777
Southlands Metropolitan Dist. No. 1 (City of Aurora), G.O. Ref. and Improvement Bonds,
Series 2007, RADIAN insured, 5.00% 2017	1,115	1,070
Tallgrass Metropolitan Dist., Arapahoe County, G.O. (Limited Tax Convertible to Unlimited Tax)
Ref. and Improvement Bonds, Series 2007, 5.25% 2037	1,250	1,039
Tallyn’s Reach Metropolitan Dist. No. 3 (City of Aurora), Limited Tax G.O. Bonds (Convertible to Unlimited Tax),
Series 2007, 5.20% 2036	1,500	1,338
Regents of the University of Colorado, University Enterprise Rev. Bonds, Series 2009-A, 5.375% 2032	1,500	1,633
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds,
Series 2006-A, RADIAN insured, 5.00% 2026	1,500	1,198
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds,
Series 2006-A, RADIAN insured, 5.00% 2036	2,000	1,421
		209,043

CONNECTICUT — 0.18%
Dev. Auth., Pollution Control Rev. Ref. Bonds (Connecticut Light and Power Co. Project), Series 1993-A, 5.85% 2028	5,025	5,065
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.75% 2043	1,000	1,038
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-B, 6.125% 2014	1,000	1,001
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.125% 2023	3,000	2,407
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds,
Series 2001, 6.00% 2016	1,000	934
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds,
Series 2001, 6.25% 2021	4,500	4,065
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds,
Series 2001, 6.25% 2031	1,500	1,201
		15,711

DELAWARE — 0.12%
Housing Auth., Single-family Mortgage Rev. Ref. Bonds, Series 2009-A-1, 5.45% 2040	880	959
New Castle County, G.O. Bonds, Series 2009-A, 5.00% 2026	1,715	1,924
New Castle County, G.O. Bonds, Series 2009-A, 5.00% 2027	1,395	1,555
Transportation Auth., Transportation System Rev. Bonds, Series 2008-B, 5.00% 2025	5,000	5,648
		10,086

DISTRICT OF COLUMBIA — 1.06%
Ballpark Rev. Bonds, Series 2006-B-1, FGIC-National insured, 5.00% 2017	2,370	2,582
Ballpark Rev. Bonds, Series 2006-B-1, FGIC-National insured, 5.25% 2016	1,000	1,117
Dist. of Columbia, Rev. Bonds (Brookings Institution Issue), Series 2009, 5.75% 2039	8,000	8,671
Dist. of Columbia, Rev. Ref. Bonds (Catholic University of America Issue), Series 2007, National insured, 5.00% 2029	4,000	4,107
Certs. of Part., Lease Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2013	685	705
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2018	2,000	2,192
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2019	2,000	2,162
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2020	2,780	2,970
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2023	1,575	1,644
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2024	7,000	7,257
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds,
Series 2009-A, 5.00% 2039	7,000	7,170
G.O. Ref. Bonds, Series 2002-C, XLCA insured, 5.25% 2013	1,000	1,036
University Rev. Bonds (Georgetown University Issue), Series 2001-C, 5.25% 2034 (put 2023)	24,000	26,119
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program),
Series 2005, Assured Guaranty Municipal insured, 5.00% 2022	3,015	3,181
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2009-B, 5.00% 2018	2,000	2,437
Income Tax Secured Rev. Ref. Bonds, Series 2009-B, 5.25% 2034	10,000	10,838
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2010-A, 5.00% 2039	1,800	1,877
Tax Increment Rev. Bonds (Gallery Place Project), Series 2002, Assured Guaranty Municipal insured, 5.50% 2016	1,000	1,035
Water and Sewer Auth., Public Utility Rev. Ref. Bonds, Series 2009-A, 5.25% 2029	2,000	2,184
Water and Sewer Auth., Public Utility Rev. Ref. Bonds, Series 2009-A, 6.00% 2035	1,000	1,185
		90,469

FLORIDA — 9.20%
Alachua County Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project),
Series 2008-D-2, 6.75% 2030	9,000	9,850
Alachua County, Industrial Dev. Rev. Ref. Bonds (North Florida Retirement Village, Inc. Project),
Series 2007-A, 5.625% 2022	2,750	2,456
Alachua County, Industrial Dev. Rev. Ref. Bonds (North Florida Retirement Village, Inc. Project),
Series 2007-A, 5.75% 2026	4,000	3,441
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 5.30% 2035	1,715	1,419
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project),
Series 2002-B, 7.00% 2014	395	401
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project),
Series 2002-B, 7.25% 2033	645	649
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds
(Capital Projects Loan Program — Glenridge on Palmer Ranch Project), Series 2002-A, 8.00% 2032 (preref. 2012)	12,270	13,226
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2017	1,300	1,494
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2019	2,900	3,233
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2021	3,210	3,492
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2023	3,545	3,788
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2024	3,725	3,953
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2025	3,920	4,138
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2026	3,120	3,285
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2018	2,000	2,130
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2019	10,000	10,601
Citizens Property Insurance Corp., Coastal Account Secured Bonds,
Series 2011-A-3, Assured Guaranty Municipal insured, 1.86% 20142	2,500	2,513
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 6.00% 2017	23,000	25,896
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2015	4,000	4,342
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.25% 2017	5,500	5,986
Citizens Property Insurance Corp., High-Risk Account Secured Rev. Ref. Bonds,
Series 2007-A, National insured, 5.00% 2012	4,695	4,795
Citizens Property Insurance Corp., High-Risk Account Secured Rev. Ref. Bonds,
Series 2007-A, National insured, 5.00% 2017	2,000	2,155
School Board of Collier County, Certs. of Part. (Master Lease Program),
Series 2007, Assured Guaranty Municipal insured, 5.00% 2024	4,080	4,306
Dept. of Environmental Protection, Forever Rev. Bonds, Series 2007-B, National insured, 5.00% 2018	3,920	4,617
Dept. of Environmental Protection, Forever Rev. Bonds, Series 2007-B, National insured, 5.00% 2020	5,780	6,623
Escambia County Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project),
Series 2010-A, 5.75% 2029	14,755	14,384
Escambia County Health Facs. Auth., Rev. Ref. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2012	1,000	1,058
Escambia County Health Facs. Auth., Rev. Ref. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2013	2,000	2,207
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2007-B, 5.00% 2012	365	348
Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds,
Series 2000-C, 7.10% 2030	8,145	8,144
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Bonds, Series 2007-B, 5.10% 20143	18,500	6,475
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2010-A, 5.00% 2024	1,000	1,092
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2022	2,350	2,591
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2023	2,465	2,688
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2024	2,110	2,279
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2025	2,715	2,912
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2026	2,855	3,039
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2027	1,995	2,110
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2039	4,000	3,973
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2002-A, 7.00% 2033	805	805
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2002, 6.75% 2034	3,170	2,699
Heritage Harbour Market Place Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds,
Series 2005, 5.60% 2036	3,135	2,603
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.00% 2011 (escrowed to maturity)	1,205	1,216
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.00% 2012 (escrowed to maturity)	2,000	2,112
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.25% 2023 (preref. 2012)	8,000	8,483
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2014 (escrowed to maturity)	125	143
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2015 (escrowed to maturity)	165	194
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2017 (preref. 2015)	150	177
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2020 (preref. 2015)	140	165
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.00% 2016 (escrowed to maturity)	50	60
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2017 (preref. 2016)	85	103
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2019 (preref. 2016)	75	91
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2022 (preref. 2016)	70	85
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2023 (preref. 2016)	145	176
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2014	875	982
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2015	1,160	1,328
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2020	1,000	1,072
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.00% 2016	1,360	1,563
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2019	2,165	2,392
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2022	1,930	2,071
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2023	1,780	1,894
Hillsborough County Industrial Dev. Auth., Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project),
Series 2007-A, 5.25% 2022	4,945	5,136
Hillsborough County Industrial Dev. Auth., Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project),
Series 2007-A, 5.25% 2027	5,080	5,058
City of Tampa, Capital Improvement Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project),
Series 1999-A, 5.75% 2029	1,000	1,000
Hillsborough County Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project),
Series 2006, 5.00% 2021	1,835	1,923
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.00% 2012	1,000	1,035
Hillsborough County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Tampa Electric Co. Project),
Series 2006, AMBAC insured, 5.00% 2034 (put 2012)	4,000	4,090
Hillsborough County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Tampa Electric Co. Project),
Series 2007-A, 5.65% 2018	2,000	2,312
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2009-A-1, 5.00% 2028	1,205	1,325
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2010-A, 5.00% 2028	990	1,085
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2011-B, 4.50% 2029	1,000	1,099
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2014	17,000	18,614
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2015	10,000	11,204
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2016	25,500	28,850
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2011, 5.00% 2023	5,000	5,435
Jacksonville Econ. Dev. Commission, Health Care Facs. Rev. Ref. Bonds (Proton Therapy Institute Project),
Series 2007-A, 6.00% 2017	935	968
Jacksonville Econ. Dev. Commission, Health Care Facs. Rev. Ref. Bonds (Proton Therapy Institute Project),
Series 2007-A, 6.25% 20271	2,500	2,491
Jacksonville Electric Auth., St. Johns River Power Park System Rev. Bonds, Issue Three, Series 2, 5.00% 2037	11,300	11,504
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), Series 2007-A, 5.00% 2023	2,130	2,211
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), Series 2007-A, 5.00% 2024	1,205	1,236
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2001-A, 7.40% 2032	650	651
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2001-B, 6.40% 20113	345	317
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2003-A, 6.50% 2032	1,500	1,471
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 4.875% 20103	2,950	2,590
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2006-A, 5.30% 20383	2,985	1,019
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2006-B, 5.00% 20113	4,750	1,621
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2020	2,030	2,118
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2023	4,700	4,785
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2024	4,635	4,670
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2032	2,870	2,709
City of Lakeland, Retirement Community First Mortgage Rev. Ref. Bonds (Carpenter’s Home Estates, Inc. Project),
Series 2008, 5.875% 2019	1,355	1,408
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Country Club East Project),
Series 2006, 5.40% 2037	3,020	2,066
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006, 5.50% 2036	920	632
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project),
Series 1997-A, 6.25% 2017	4,695	4,211
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.00% 2032	9,050	7,081
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.125% 2036	2,750	2,122
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2014	4,040	4,042
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2015	2,000	1,986
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2016	1,000	983
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2017	4,680	4,539
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2022	8,150	7,289
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	11,000	8,822
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2020	5,010	5,653
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2023	5,000	5,454
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2024	3,000	3,244
Marion County Hospital Dist., Health System Rev. Ref. and Improvement Bonds (Munroe Regional Health System),
Series 2007, 5.00% 2022	1,000	1,034
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2000-A, 7.65% 2032	3,535	3,516
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2002, 6.625% 2032	3,210	2,750
Meadow Pointe II, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Ref. Bonds,
Series 2004, 4.60% 2018	3,205	3,211
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2035	1,460	1,361
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 20363	3,900	1,513
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2005, 5.25% 20153	3,000	1,164
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2007-A, 6.25% 20383	6,315	2,450
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2007-B, 6.15% 20143	2,915	1,131
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue),
Series 2007-B, AMBAC insured, 5.25% 2024	5,000	5,605
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2010-A, 5.00% 2040	11,750	11,652
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.00% 2029	3,555	3,636
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.375% 2035	1,000	1,023
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.375% 2041	4,000	4,067
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.50% 2041	2,800	2,881
Miami-Dade County, Aviation Rev. Bonds, Series 2010-B, 5.00% 2041	5,000	4,893
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2009-A, 5.50% 2036	8,000	8,252
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2009-A, 5.75% 2023	5,480	6,107
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2009-B, 5.75% 2021	2,390	2,727
Miami-Dade County, G.O. Bonds (Building Better Communities Program), Series 2008-B-1, 5.75% 2033	5,000	5,411
Miami-Dade County, Water and Sewer System Rev. Bonds, Series 2010, 5.00% 2028	8,000	8,588
Miami-Dade County, Water and Sewer System Rev. Ref. Bonds,
Series 2008-B, Assured Guaranty Municipal insured, 5.25% 2022	5,000	5,964
Miami-Dade County, Water and Sewer System Rev. Ref. Bonds, Series 2008-C, 5.375% 2024	7,500	8,281
School Board of Miami-Dade County, Certs. of Part., Series 2006-C, AMBAC insured, 5.00% 2021	4,900	5,396
School Board of Miami-Dade County, Certs. of Part., Series 2007-A, FGIC-National insured, 5.00% 2020	5,155	5,536
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 1993-D, 6.10% 2022 (escrowed to maturity)	105	134
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment and Rev. Bonds (Parking Garage Project),
Series 2004-A, 6.25% 2037	5,000	4,869
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2027	1,000	1,051
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2028	5,000	5,226
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2031	6,500	6,709
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.25% 2020	2,740	3,091
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.25% 2023	3,000	3,334
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.25% 2026	1,500	1,626
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.50% 2024	3,255	3,642
Municipal Power Agcy., Rev. Bonds (St. Lucie Project), Series 2009-A, 5.00% 2020	2,000	2,243
Municipal Power Agcy., Rev. Bonds (St. Lucie Project), Series 2011-B, 5.00% 2025	5,015	5,344
New Port Tampa Bay Community Dev. Dist., Special Assessment Bonds (City of Tampa), Series 2006-B, 5.30% 20123	1,500	302
North Springs Improvement Dist. (Broward County), Special Assessment Bonds
(Parkland Golf and Country Club Assessment Area), Series 2005-A-1, 5.45% 2026	830	723
North Springs Improvement Dist., Special Assessment Bonds (Heron Bay North Assessment Area),
Series 2006-A, 5.20% 2027	1,130	872
North Springs Improvement Dist., Special Assessment Bonds (Heron Bay North Assessment Area),
Series 2006-B, 5.00% 2014	820	771
Orange County Health Facs. Auth., Hospital Rev. Bonds (Orlando Health, Inc.), Series 2009, 5.00% 2014	1,000	1,084
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange Project), Series 1998-A, 5.80% 2026	960	938
Orlando Utilities Commission, Utility System Rev. Bonds, Series 2005-B, 5.00% 2025	5,030	5,465
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2006, 5.00% 2018	1,500	1,721
Orlando Utilities Commission, Water and Electric Rev. Ref. Bonds, Series 2001, 5.25% 2014 (escrowed to maturity)	2,000	2,289
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-A, 5.00% 2029	5,505	5,796
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-A, 5.00% 2035	5,000	5,080
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-A, 5.00% 2040	8,000	8,122
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-C, 5.00% 2040	7,500	7,615
Palm Beach County Health Facs. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2020	14,295	14,655
Palm Beach County, Public Improvement Rev. Ref. Bonds (Convention Center Project),
Series 2004, FGIC-National insured, 5.00% 2030 (preref. 2011)	1,650	1,663
Solid Waste Auth. of Palm Beach County, Improvement Rev. Bonds, Series 2008-B, 5.50% 2028	5,000	5,415
Solid Waste Auth. of Palm Beach County, Improvement Rev. Bonds, Series 2009, 5.25% 2021	4,000	4,645
Parklands Lee Community Dev. Dist. (Bonita Springs), Special Assessment Bonds, Series 2005-B, 5.125% 20113	1,410	733
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 20103	2,235	788
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2006, 5.00% 20113	1,065	375
Pine Air Lakes Community Dev. Dist. (Collier County), Special Assessment Bonds, Series 2008, 6.75% 2039	3,440	3,015
Pine Air Lakes Community Dev. Dist. (Collier County), Special Assessment Rev. Bonds, Series 2002, 7.25% 2033	1,210	1,211
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund — Intermodal Program),
Series 2011-A, 5.00% 2029	1,240	1,299
Putnam County Dev. Auth., Pollution Control Rev. Ref. Bonds (Seminole Electric Cooperative, Inc. Project),
Series 2007-B, AMBAC insured, 5.35% 2042 (put 2018)	5,000	5,685
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 2013	1,775	1,512
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2017	2,780	2,882
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2027	4,130	3,884
St. Johns County Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project),
Series 2010-A, 5.875% 2040	5,625	5,590
St. Johns County Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project),
Series 2010-A, 6.00% 2045	3,500	3,509
Sampson Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Ref. Bonds,
Series 2006, RADIAN insured, 4.50% 2026	1,000	852
Sarasota County, G.O. Bonds, 5.00% 2020	2,410	2,560
Sarasota County, G.O. Bonds, 5.00% 2021	2,555	2,683
Sarasota County, G.O. Bonds, 5.00% 2020 (preref. 2018)	285	350
Sarasota County, G.O. Bonds, 5.00% 2021 (preref. 2018)	300	368
Seminole Tribe of Florida, Series A, 5.25% 20271	8,500	7,503
Seminole Tribe of Florida, Series A, 5.50% 20241	8,000	7,428
Seminole Tribe of Florida, Series A, 5.75% 20221	2,125	2,123
Six Mile Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds, Series 2007, 5.50% 2017	1,000	325
Six Mile Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds, Series 2007, 5.65% 2022	1,500	487
Six Mile Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds, Series 2007, 5.875% 2038	1,650	536
South Broward Hospital Dist., Hospital Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group),
Series 2006, National insured, 5.00% 2020	7,450	8,003
South Broward Hospital Dist., Hospital Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group),
Series 2008, 5.00% 2028	13,000	13,400
South-Dade Venture Community Dev. Dist. (Homestead), Special Assessment Rev. Bonds, Series 2002, 6.90% 2033	1,755	1,777
South Lake County Hospital Dist., Rev. Ref. Bonds (South Lake Hospital, Inc.), Series 2010, 5.25% 2034	1,000	986
City of South Miami Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group),
Series 2007, 5.00% 2013	2,295	2,482
City of South Miami Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group),
Series 2007, 5.00% 2022	5,000	5,398
Split Pine Community Dev. Dist. (City of Jacksonville), Special Assessment Bonds, Series 2007-A, 5.25% 2039	4,365	2,699
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2006, 5.40% 2037	1,405	1,072
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2007, 6.375% 2017	900	643
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2007, 6.45% 2023	2,000	1,361
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2007, 6.55% 2027	3,500	2,345
State Board of Education, Lottery Rev. Bonds, Series 2008-A, 5.00% 2022	10,425	11,597
State Board of Education, Lottery Rev. Bonds, Series 2008-A, 5.00% 2023	3,045	3,355
State Board of Education, Lottery Rev. Bonds, Series 2008-B, 5.00% 2022	5,000	5,641
State Board of Education, Lottery Rev. Bonds, Series 2008-B, 5.00% 2023	4,000	4,464
Sweetwater Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds,
Series 2007-A, 5.50% 2038	1,450	653
Sweetwater Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds,
Series 2007-B-2, 5.125% 2013	2,000	900
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2010, 5.00% 2026	2,000	2,161
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2010, 5.00% 2027	2,000	2,146
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2010, 5.00% 2028	5,000	5,325
City of Tampa, Health System Rev. Ref. Bonds (Baycare Health System Issue), Series 2010, 5.00% 2023	1,000	1,077
City of Tampa, Water and Sewer Systems Improvement and Ref. Rev. Bonds, 5.00% 2029	3,000	3,280
Tampa Bay Water, Utility System Rev. Ref. Bonds, Series 2011-A, 5.00% 2024	1,545	1,770
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2008-A, 5.00% 2035	10,000	10,194
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2010-A, 5.00% 2019	2,095	2,501
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2004, 6.00% 2020	740	687
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2004, 6.25% 2034	5,705	4,960
Volusia County Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds
(Embry-Riddle Aeronautical University, Inc. Project), Series 2005, RADIAN insured, 5.00% 2013	1,510	1,599
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 4.00% 2017	1,000	1,134
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 5.00% 2029	2,000	2,193
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 5.10% 2029	5,055	5,583
Waterset North Community Dev. Dist. (Hillsborough County), Special Assessment Rev. Bonds, Series 2007-A, 6.60% 2039	1,235	706
Waterset North Community Dev. Dist. (Hillsborough County), Special Assessment Rev. Bonds, Series 2007-B, 6.55% 2015	4,745	2,969
		783,895

GEORGIA — 4.22%
Dev. Auth. of Appling County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Hatch Project),
Series 2011-A, 2.50% 2038 (put 2013)	3,000	3,041
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project),
Series 2008-E, 7.00% 2023	19,670	22,822
Dev. Auth. of Burke County, Pollution Control Rev. Ref. Bonds (Oglethorpe Power Corp. Vogtle Project),
Series 2008-C, 5.70% 2043	27,000	27,301
Atlanta Dev. Auth., Student Housing Facs. Rev. Bonds (Piedmont/Ellis, LLC Project Located on the Campus of
Georgia State University), Series 2005-A, XLCA insured, 5.00% 2022	5,000	5,222
Atlanta Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University),
Series 2004-A, ACA insured, 6.25% 2024	1,500	780
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2010-C, 5.00% 2025	10,000	10,817
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2010-B, 5.00% 2022	7,000	7,834
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2010-B, 5.00% 2023	7,000	7,742
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2010-B, 5.00% 2024	12,000	13,118
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.75% 2014 (preref. 2011)	1,575	1,617
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.90% 2024 (preref. 2011)	10,000	10,293
City of Atlanta, Tax Allocation Bonds (Princeton Lakes Project), Series 2006, 5.50% 2031	1,490	1,381
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2001-A, National insured, 5.50% 2027	5,000	5,567
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2004, Assured Guaranty Municipal insured, 5.00% 2012	6,000	6,283
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2022	20,500	23,549
Dev. Auth. of Burke County, Pollution Control Rev. Ref. Bonds (Georgia Power Co. Plant Vogtle Project), Second
Series 2008, 5.05% 2048 (put 2012)	3,150	3,201
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project),
Series 2010, 6.00% 2030	4,950	5,061
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project),
Series 2010, 6.125% 2040	5,500	5,532
DeKalb Private Hospital Auth., Rev. Ref. Anticipation Certificates (Children’s Healthcare of Atlanta, Inc. Project),
Series 2009, 5.00% 2017	300	348
Joint Dev. Auth. of DeKalb County, Newton County and Gwinnett County, Rev. Bonds (GGC Foundation, LLC Project),
Series 2009, 6.00% 2029	5,000	5,632
Joint Dev. Auth. of DeKalb County, Newton County and Gwinnett County, Rev. Bonds (GGC Foundation, LLC Project),
Series 2009, 6.125% 2040	5,000	5,498
Dev. Auth. of Fulton County, Rev. Bonds (TUFF CAUB LLC Project), Series 2007-A, 5.25% 2028	5,765	4,566
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.00% 2018	3,455	3,186
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.125% 2027	5,800	4,632
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project),
Series 2006, National insured, 5.25% 2021	5,000	5,943
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project),
Series 2006, National insured, 5.25% 2024	2,500	2,978
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project),
Series 2006, National insured, 5.25% 2025	2,500	2,976
Hospital Auth. of Hall County and City of Gainesville, Rev. Anticipation Certificates
(Northeast Georgia Health System, Inc. Project), Series 2010-A, 5.00% 2030	12,345	12,227
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation I, LLC Project), Series 2008, 6.00% 2034	9,500	10,196
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2009-A, 5.375% 2029	2,500	2,650
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2009-A, 5.50% 2039	2,135	2,223
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation III, LLC Project), Series 2010-A, 5.00% 2040	2,000	2,003
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation III, LLC Project),
Series 2010-A, Assured Guaranty insured, 5.00% 2022	1,940	2,190
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2013	8,000	8,327
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2014	2,285	2,424
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2017	2,500	2,723
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2018	740	792
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2022	3,000	3,041
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2017	4,500	4,671
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2019	10,880	10,893
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2020	5,000	4,904
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2021	5,000	4,808
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 4.625% 2015	2,500	2,445
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 4.75% 2017	1,945	1,866
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2027	2,625	2,296
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2037	3,025	2,441
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia College & State University
Foundation Property III, LLC Student Housing System Project), Series 2004, 5.00% 2014 (escrowed to maturity)	2,000	2,263
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia College & State University
Foundation Property III, LLC Student Housing System Project), Series 2004, 5.00% 2015 (preref. 2014)	1,000	1,143
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia College & State University
Foundation Property III, LLC Student Housing System Project), Series 2004, 5.625% 2030 (preref. 2014)	3,000	3,486
Dev. Auth. of the City of Milledgeville and Baldwin County, Student Housing Rev. Ref. Bonds (Georgia College & State
University Foundation Property V, LLC Project), Series 2007, AMBAC insured, 0.815% 20332	10,000	6,380
Municipal Electric Auth., General Power Rev. Ref. Bonds, Series X, 6.50% 2012	265	269
Municipal Electric Auth., Project One Bonds, Series 2011-A, 5.00% 2021	6,500	7,560
Municipal Electric Auth., Project One Rev. Ref. Bond, Fourth Crossover Series, National insured, 6.50% 2012	1,260	1,281
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 5.50% 2026	6,000	6,565
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 5.75% 2019	23,000	27,580
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 6.00% 2023	11,100	12,784
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2011	500	502
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2016	9,000	10,013
		359,866

GUAM — 0.05%
Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2023	1,000	951
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	1,000	1,044
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2030	2,500	2,434
		4,429

HAWAII — 0.10%
Dept. of Budget and Fin., Special Purpose Senior Living Rev. Bonds (15 Craigside Project), Series C-2, 6.40% 2014	2,750	2,754
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2010-B, 5.625% 2030	1,000	1,007
Board of Regents of the University of Hawaii, University Rev. Bonds, Series 2009-A, 5.25% 2034	1,575	1,701
Board of Regents of the University of Hawaii, University Rev. Bonds, Series 2009-A, 6.00% 2038	2,645	2,996
		8,458

IDAHO — 0.07%
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2009-A, 5.00% 2027	2,260	2,442
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2009-A, 5.25% 2025	3,260	3,629
		6,071

ILLINOIS — 9.88%
Village of Bartlett, Cook, DuPage and Kane Counties, Tax Increment Rev. Ref. Bonds (Bartlett Quarry Redev. Project),
Series 2007, 5.35% 2017	2,690	2,628
Village of Bolingbrook, Will and DuPage Counties, Special Service Area No. 2005-1, Special Tax Bonds
(Forest City Project), Series 2005, 5.90% 2027	2,000	1,648
Build Bonds (Sales Tax Rev. Bonds), Series 2009-A, 5.00% 2027	6,450	6,831
Build Bonds (Sales Tax Rev. Bonds), Series 2009-B, 5.00% 2024	8,320	9,021
Build Bonds (Sales Tax Rev. Bonds), Series 2009-B, 5.25% 2034	7,500	7,754
Build Bonds (Sales Tax Rev. Bonds), Series April 2002, FGIC-National insured, 6.00% 2023	1,000	1,232
Build Bonds (Sales Tax Rev. Ref. Bonds), Second Series May 2002, FGIC-National insured, 5.75% 2019	6,250	7,627
Build Bonds (Sales Tax Rev. Ref. Bonds), Series June 2010, 5.00% 2020	5,000	5,841
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds (Illinois FIRST), Series 2001, 5.375% 2016	1,500	1,505
Village of Cary, McHenry County, Special Service Area Number One, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 5.00% 2030	1,930	1,775
Central Lake County Joint Action Water Agcy., Water Rev. Ref. Bonds, Series 2003, AMBAC insured, 5.25% 2015	5,095	5,441
Board of Education of the City of Chicago, Unlimited Tax G.O. Ref. Bonds (Dedicated Revenues),
Series 2008-C, 5.00% 2028	9,915	10,138
Board of Education of the City of Chicago, Unlimited Tax G.O. Ref. Bonds (Dedicated Revenues),
Series 2008-C, 5.00% 2029	5,000	5,082
Board of Education of the City of Chicago, Unlimited Tax G.O. Ref. Bonds (Dedicated Revenues),
Series 2010-F, 5.00% 2031	2,000	2,009
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
(Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2011	2,745	2,738
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
(Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2014	7,085	6,524
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
(Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2015	3,245	2,866
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
(Dedicated Tax Rev.), Series 1998-B, FGIC-National insured, 0% 2014	2,000	1,842
Chicago Park Dist., G.O. Unlimited Tax Bonds (Harbor Facs. Revenues Alternate Rev. Source),
Series 2010-C, 5.00% 2026	2,485	2,684
Chicago Park Dist., G.O. Unlimited Tax Bonds (Harbor Facs. Revenues Alternate Rev. Source),
Series 2010-C, 5.00% 2027	4,515	4,840
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2018	5,120	5,495
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2019	5,375	5,719
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2020	5,640	5,952
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2010-B, 5.00% 2034 (put 2015)	3,100	3,404
City of Chicago, G.O. Bonds (Emergency Telephone System), Ref. Series 1999, FGIC-National insured, 5.25% 2020	2,000	2,287
City of Chicago, G.O. Bonds, Ref. Series 2009-A, 5.00% 2026	5,000	5,204
City of Chicago, G.O. Bonds, Ref. Series 2009-A, Assured Guaranty Municipal insured, 5.00% 2026	5,000	5,204
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2020	1,000	1,074
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2021	12,000	12,802
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds,
Series 2005-A, FGIC-National insured, 5.00% 2033	5,000	5,009
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2010-F, 5.00% 2035	8,515	8,589
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2010-F, 5.00% 2040	5,000	5,027
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2010-F, 5.25% 2022	2,540	2,872
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-A, 5.75% 2039	13,000	13,909
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-C, 5.50% 2031	3,000	3,182
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 1993-A, National insured, 5.00% 2012	1,500	1,522
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2005-B, FGIC-National insured, 5.25% 2015	1,500	1,679
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2005-B, National insured, 5.25% 2016	5,000	5,682
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2005-B, National insured, 5.25% 2017	4,000	4,580
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2008-A, Assured Guaranty Municipal insured, 5.00% 2023	4,000	4,306
City of Chicago, O’Hare International Airport, Special Fac. Rev. Ref. Bonds (American Airlines, Inc. Project),
Series 2007, 5.50% 2030	8,000	6,260
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2009-A, 5.00% 2029	5,000	5,252
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
(Dedicated Tax Rev.), Series 1997, AMBAC insured, 6.75% 2012 (escrowed to maturity)	1,000	1,081
City of Chicago, Water Rev. Ref. Bonds, Series 1997, FGIC-National insured, 0% 2014	3,500	3,219
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Ref. Bonds, Unlimited Tax
Series A of March 2007, 5.00% 2020	6,000	7,318
Public Building Commission of Chicago, Building Rev. Ref. Bonds (Chicago Transit Auth.),
Series 2006, AMBAC insured, 5.25% 2023	2,000	2,262
Public Building Commission of Chicago, Building Rev. Ref. Bonds (Chicago Transit Auth.),
Series 2006, AMBAC insured, 5.25% 2025	1,000	1,119
Public Building Commission of Chicago, Building Rev. Ref. Bonds (Chicago Transit Auth.),
Series 2006, AMBAC insured, 5.25% 2026	4,175	4,664
Public Building Commission of Chicago, Building Rev. Ref. Bonds (Chicago Transit Auth.),
Series 2006, AMBAC insured, 5.25% 2027	1,000	1,119
Chicago Housing Auth., Capital Program Rev. Ref. Bonds,
Series 2006, Assured Guaranty Municipal insured, 5.00% 2019	10,455	11,313
Chicago Housing Auth., Capital Program Rev. Ref. Bonds,
Series 2006, Assured Guaranty Municipal insured, 5.00% 2020	12,565	13,445
Chicago Housing Auth., Capital Program Rev. Ref. Bonds,
Series 2006, Assured Guaranty Municipal insured, 5.00% 2022	13,885	14,595
Civic Center Bonds, Special State Obligation Bonds, Series 1991, AMBAC insured, 6.25% 2020	6,500	7,363
County of Cook, G.O. Ref. Bonds, Series 2009-C, 5.00% 2021	5,000	5,549
County of Cook, G.O. Ref. Bonds, Series 2010-A, 5.25% 2022	3,750	4,217
County of Cook, Recovery Zone Fac. Rev. Bonds (Navistar International Corp. Project), Series 2010, 6.50% 2040	3,500	3,519
Fin. Auth., Recovery Zone Fac. Rev. Bonds (Navistar International Corp. Project), Series 2010, 6.50% 2040	10,425	10,481
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 1994-D, FGIC-National insured, 7.75% 2019	4,500	5,606
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 2003-B, National insured, 5.75% 2033	9,630	11,062
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 2004-A, Assured Guaranty Municipal insured, 5.50% 2021	8,540	10,256
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 2004-A, Assured Guaranty Municipal insured, 5.50% 2022	6,500	7,761
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds,
Series 1999, Assured Guaranty Municipal insured, 6.00% 2025	2,150	2,596
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 2002-B, FGIC-National insured, 5.375% 2014 (preref. 2012)	2,000	2,098
Dev. Fin. Auth., Revolving Fund Rev. Bonds (Master Trust), Series 2002, 5.50% 2016	7,165	7,512
Dev. Fin. Auth., Revolving Fund Rev. Bonds (Master Trust), Series 2002, 5.50% 2017	2,885	3,023
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.45% 2036 (put 2014)	1,000	1,077
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.60% 2036 (put 2015)	6,000	6,554
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.75% 2036 (put 2016)	2,000	2,224
Educational Facs. Auth., Rev. Bonds (Loyola University of Chicago), Series 2003-A, 5.00% 2026	6,000	6,042
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2007, 5.00% 2022	3,440	3,658
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2007, 5.00% 2023	6,500	6,849
Educational Facs. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2003-A, 5.375% 2018	3,000	3,166
Educational Facs. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2003-A, 5.375% 2023	1,500	1,543
Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2010-A, 5.00% 2015	4,250	4,807
Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2010-A, 5.25% 2040	5,350	5,556
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project),
Series 2002, 6.00% 2022 (preref. 2012)	1,250	1,311
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project),
Series 2002, 6.25% 2030 (preref. 2012)	7,000	7,352
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2021	1,975	1,996
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2026	1,475	1,429
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2036	500	448
Fin. Auth., Rev. Bonds (Admiral at the Lake Project), Series 2010-D-3, 6.00% 2017	1,500	1,497
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-D, 6.50% 2038	3,000	3,289
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-3, 3.875% 2030 (put 2012)	1,500	1,535
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2010-B, 5.375% 2044	1,000	1,018
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1998-B, 4.875% 2013	2,130	2,137
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1998-B, National insured, 5.25% 2018	655	656
Health Facs. Auth., Rev. Ref. Bonds (Lutheran General Health), Series 1993-C, 6.00% 2018	2,705	3,151
Fin. Auth., Rev. Bonds (Alexian Brothers Health System), Series 2008, 5.50% 2038	7,600	7,537
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System),
Series 1999, Assured Guaranty Municipal insured, 5.125% 2028	580	580
Fin. Auth., Rev. Bonds (DePaul University), Series 2008, 4.75% 2028	500	498
Fin. Auth., Rev. Bonds (DePaul University), Series 2008, 5.00% 2024	2,650	2,784
Fin. Auth., Rev. Bonds (DePaul University), Series 2011-A, 6.125% 2040	16,000	17,130
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2016	2,035	2,346
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2017	1,860	2,161
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2018	1,010	1,176
Fin. Auth., Rev. Bonds (Elmhurst Memorial Healthcare), Series 2008-A, 5.625% 2037	9,500	8,829
Fin. Auth., Rev. Bonds (Hospital Sisters Services, Inc. — Obligated Group), Series 2007-A, 5.00% 2026	15,550	15,767
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2008-A, 5.25% 2028	3,000	3,101
Fin. Auth., Rev. Bonds (Sedgebrook, Inc. Fac.), Series 2007-A, 6.00% 20273	2,185	—
Fin. Auth., Rev. Bonds (Sedgebrook, Inc. Fac.), Series 2007-A, 6.00% 20423	2,549	—
Fin. Auth., Rev. Bonds (SwedishAmerican Hospital), Series 2004, AMBAC insured, 5.00% 2014	1,740	1,854
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.625% 2018	2,320	2,299
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2026	1,750	1,669
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2038	1,250	1,109
Fin. Auth., Rev. Bonds (University of Chicago), Series 2004-A, 5.00% 2012	1,000	1,040
Fin. Auth., Rev. Bonds (University of Chicago), Series 2007, 5.00% 2020	1,340	1,519
Fin. Auth., Rev. Bonds (University of Chicago), Series 2007, 5.00% 2021	2,455	2,753
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.50% 2028	4,630	5,098
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.75% 2033	1,250	1,383
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 6.25% 2038	12,000	13,789
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-A-6, 6.00% 2028	700	210
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-A-7, 6.125% 2041	8,750	2,624
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-B, 0% 2050	4,050	13
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2018	1,070	1,090
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.125% 2026	7,800	7,218
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.25% 2037	8,725	7,492
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Hospital), Series 2009-A, 6.00% 2039	14,000	15,119
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.25% 2022	2,500	2,607
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2033	2,000	2,029
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2037	8,500	8,561
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039	15,785	15,997
Fin. Auth., Rev. Ref. Bonds (Palos Community Hospital), Series 2007-A, National insured, 5.00% 2021	2,300	2,408
Fin. Auth., Rev. Ref. Bonds (Palos Community Hospital), Series 2007-A, National insured, 5.00% 2022	4,520	4,687
Fin. Auth., Rev. Ref. Bonds (Palos Community Hospital), Series 2007-A, National insured, 5.00% 2023	4,755	4,880
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034	8,000	8,891
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 6.00% 2028	13,500	13,856
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 4.50% 2026	5,360	4,942
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2017	1,000	1,076
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2018	1,910	2,025
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2019	2,005	2,097
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2020	2,105	2,184
Fin. Auth., Rev. Ref. Bonds (Sherman Health Systems), Series 2007-A, 5.50% 2037	3,000	2,702
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2024	4,000	4,355
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025	10,500	11,272
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2026	4,000	4,258
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, L.L.C. — Illinois State University Project),
Series 2011, 6.75% 2031	1,000	1,040
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, L.L.C. — Illinois State University Project),
Series 2011, 7.00% 2043	10,000	10,431
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, L.L.C. — Northern Illinois University Project),
Series 2011, 6.875% 2043	27,500	28,266
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-A, 5.25% 2034	7,940	6,804
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2015	2,095	2,161
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2025	10,000	9,067
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.25% 2019	7,760	7,819
G.O. Bonds, Illinois FIRST, Series of May 2001, Assured Guaranty Municipal insured, 5.50% 2016	2,000	2,293
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2001, 5.875% 2031	3,500	3,504
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2028	1,000	1,008
Health Facs. Auth., Rev. Bonds (Edward Hospital Obligated Group),
Series 2001-A, Assured Guaranty Municipal insured, 5.50% 2012	2,545	2,579
Health Facs. Auth., Rev. Bonds (Evangelical Hospitals Corp.), Series 1992-C, 6.25% 2022 (escrowed to maturity)	4,000	5,094
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2002, 5.75% 2022 (preref. 2012)	5,000	5,331
Health Facs. Auth., Rev. Ref. Bonds (Centegra Health System), Series 1998, 5.20% 2012	2,200	2,206
Health Facs. Auth., Rev. Ref. Bonds (Centegra Health System), Series 1998, 5.25% 2013	2,430	2,436
Health Facs. Auth., Rev. Ref. Bonds (Centegra Health System), Series 1998, 5.25% 2018	5,050	5,056
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.55% 2021	755	760
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.65% 2026	2,270	2,267
Housing Dev. Auth., Multi-family Housing Rev. Bonds (Randolph Tower City Apartments), Series 2010, 5.375% 2028	2,000	2,138
Community Unit School Dist. No. 308, Kendall, Kane and Will Counties, G.O. School Bonds,
Series 2002-B, FGIC insured, 5.25% 2015 (preref. 2012)	2,775	2,926
Village of Lakemoor, McHenry and Lake Counties, Special Service Area Number 97-1, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 4.55% 2016	802	785
Village of Manhattan (Will County), Special Service Area Number 2007-5, Special Tax Bonds
(Lakeside Towns at Liberty Center Project), Series 2007, 6.125% 20403	2,300	922
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds
(Groebe Farm-Stonegate Project), Series 2007, 5.75% 20223	1,900	760
Metropolitan Pier and Exposition Auth., Rev. Ref. Bonds (McCormick Place Expansion Project),
Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2043	15,000	2,200
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Ref. Bonds
(Lakewood Creek Project), Series 2006, RADIAN insured, 4.70% 2030	918	770
City of Quincy, Adams County, Rev. Ref. Bonds (Blessing Hospital), Series 2007, 5.00% 2013	1,470	1,545
City of Quincy, Adams County, Rev. Ref. Bonds (Blessing Hospital), Series 2007, 5.00% 2015	1,000	1,078
City of Quincy, Adams County, Rev. Ref. Bonds (Blessing Hospital), Series 2007, 5.00% 2017	1,000	1,077
City of Springfield, Electric Rev. Bonds, Series 2008, 5.00% 2036	5,500	5,584
State Toll Highway Auth., Toll Highway Priority Rev. Bonds,
Series 2006-A-1, Assured Guaranty Municipal insured, 5.00% 2024	5,000	5,323
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2008-B, 5.50% 2033	21,710	22,681
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 4.50% 2027	11,000	11,187
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2025	10,000	10,640
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2028	10,000	10,482
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2031	4,000	4,125
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds,
Series 2001-A, AMBAC insured, 5.50% 2021	2,670	3,131
Board of Trustees of The University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds,
Series 2011-A, 5.25% 2041	1,750	1,796
Board of Trustees of The University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds,
Series 2011-A, 5.50% 2031	2,000	2,141
Board of Trustees of the University of Illinois, Certs. of Part. (Ref. and Projects),
Series 2007-A, Assured Guaranty Municipal insured, 5.00% 2025	7,145	7,393
Board of Trustees of the University of Illinois, Ref. Certs. of Part., Series 2009-A, 5.00% 2019	1,000	1,100
Community Unit School Dist. No. 365-U, Will County (Valley View), G.O. Capital Appreciation School Bonds,
Series 2002, Assured Guaranty Municipal insured, 0% 2017	2,000	1,572
Forest Preserve Dist. of Will County, G.O. Bonds, Series 2005-A, National insured, 5.00% 2017	1,500	1,714
		841,716

INDIANA — 2.25%
City of Anderson, Econ. Dev. Rev. Ref. and Improvement Bonds (Anderson University Project), Series 2007, 5.00% 2024	1,355	1,090
Bond Bank, Special Program Gas Rev. Bonds, Series 2007-A, 5.25% 2020	985	1,056
State Revolving Fund Program Rev. Ref. Bonds, Series A, 5.375% 2014	220	237
Dev. Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Inland Steel Co. Project No. 15), Series 1997-A, 5.75% 2011	4,000	4,002
Fin. Auth., Educational Facs. Rev. Bonds (Valparaiso University Project), Series 2007, 5.00% 2027	1,800	1,883
Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-B, 6.00% 2039	3,000	3,233
Fin. Auth., Health System Rev. Bonds (Sisters of St. Francis Health Services, Inc. Obligated Group),
Series 2009-A, 5.25% 2039	1,000	1,013
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2010-B, 5.00% 2028	2,000	2,089
Fin. Auth., State Revolving Fund Program Bonds, Series 2007-B, 5.00% 2024	5,535	6,197
Fin. Auth., State Revolving Fund Program Rev. Ref. Bonds, Series 2005-A, 5.25% 2017	1,500	1,818
Fin. Auth., Wastewater Utility Rev. Bonds (CWA Auth. Project), Series 2011-A, 5.25% 2031	5,000	5,287
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group),
Series 2006-A, 5.00% 2036	1,500	1,423
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group),
Series 2006-A, 5.00% 2039	19,250	18,128
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2018	1,125	1,213
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2023	12,500	12,960
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2030	1,335	1,327
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2033	10,000	9,693
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obilgated Group), Series 2007, 5.25% 2017	1,400	1,524
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obilgated Group), Series 2007, 5.50% 2022	5,000	5,229
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2027	5,870	5,911
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2037	7,000	6,669
Health and Educational Fac. Fncg. Auth., Rev. Ref. Bonds (Ascension Health Senior Credit Group),
Series 2006-B-5, 5.00% 2036	10,000	10,013
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.00% 2018	775	816
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2015	1,105	1,174
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-1, 5.00% 2027 (put 2013)	3,000	3,214
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.00% 2018 (preref. 2012)	960	1,024
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2015 (preref. 2012)	170	182
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2016 (preref. 2012)	220	236
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2019	4,195	4,415
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2008-A, 5.00% 2038	1,405	1,470
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2028	2,000	2,198
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2029	2,055	2,227
Trustees of Indiana University, Student Fee Rev. Ref. Bonds, Series O, FGIC-National insured, 5.375% 2016	4,690	5,698
Indianapolis Local Public Improvement Bond Bank Rev. Ref. Bonds (Waterworks Project),
Series 2007-B, National insured, 5.25% 2023	10,420	12,066
Indianapolis Local Public Improvement Bond Bank Rev. Ref. Bonds (Waterworks Project),
Series 2007-B, National insured, 5.25% 2023	6,055	7,020
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-A, National insured, 5.60% 2016	1,000	1,140
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, National insured, 5.60% 2016	1,000	1,140
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, National insured, 5.85% 2019	3,000	3,455
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 2003, AMBAC insured, 5.70% 2017	3,000	3,428
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2009-B, 5.50% 2026	2,000	2,195
North Side High School Building Corp. (Fort Wayne), First Mortgage Rev. Ref. Bonds,
Series 2007, Assured Guaranty Municipal insured, 5.00% 2018	1,650	1,957
City of Petersburg, Pollution Control Rev. Ref. Bonds (Indianapolis Power & Light Co. Project),
Series 1993-B, AMBAC insured, 5.40% 2017	5,000	5,557
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2018	1,130	1,348
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2019	1,430	1,701
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2025	1,980	2,372
Trustees of Purdue University, Purdue University Student Fee Bonds, Series X, 5.00% 2028	4,000	4,409
Trustees of Purdue University, Purdue University Student Fee Bonds, Series X, 5.25% 2021	1,620	1,961
Trustees of Purdue University, Purdue University Student Fee Bonds, Series X, 5.25% 2022	1,825	2,176
Trustees of Purdue University, Purdue University Student Fee Bonds, Series X, 5.25% 2027	1,000	1,132
Trustees of Purdue University, Student Fee Rev. Ref. Bonds, Series R, 5.375% 2015 (preref. 2012)	1,250	1,304
State Office Building Commission, Rev. Bonds (Correctional Facs. Program), Series 1995-B, AMBAC insured, 6.25% 2012	2,320	2,407
State Revolving Fund Program Rev. Ref. Bonds, Series A, 5.375% 2014 (preref. 2013)	1,780	1,917
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2018	1,185	1,258
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2019	1,245	1,306
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2026	4,000	4,029
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.50% 2027	1,835	1,692
		191,619

IOWA — 0.19%
Fin. Auth., Demand Health Facs. Rev. Bonds, Series 2009-F, 5.00% 2039 (put 2012)	1,675	1,742
Fin. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2000-A, 6.00% 2018	4,395	4,408
Fin. Auth., Single-family Mortgage Bonds (Mortgage-backed Securities Program), Series 2009-A, 5.00% 2038	825	895
IJOBS Program Special Obligation Bonds, Series 2009-A, 5.00% 2027	3,500	3,852
IJOBS Program Special Obligation Bonds, Series 2010-A, 5.00% 2029	4,590	5,027
		15,924

KANSAS — 0.30%
Dev. Fin. Auth., Rev. Ref. Bonds (Lifespace Communities, Inc.), Series 2010-S, 5.00% 2030	3,625	3,379
City of Lawrence, Hospital Rev. Ref. Bonds (Lawrence Memorial Hospital), Series 2006, 5.25% 2018	890	976
City of Lawrence, Hospital Rev. Ref. Bonds (Lawrence Memorial Hospital), Series 2006, 5.25% 2020	530	570
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. — Southridge Project),
Series 2002-C, 6.875% 2032 (preref. 2012)	1,000	1,057
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.125% 2029	250	238
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.25% 2039	750	709
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.25% 2022	2,500	2,110
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.50% 2039	14,000	10,453
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project),
Series 2006, 4.85% 2016	1,200	1,160
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project),
Series 2006, 5.125% 2028	1,894	1,499
City of Salina, Hospital Rev. Ref. and Improvement Bonds (Salina Regional Health Center, Inc.),
Series 2006, 4.625% 2031	1,825	1,819
Unified Government of Wyandotte County/Kansas City, Transportation Dev. Dist. Sales Tax Rev. Bonds
(Legends at Village West Project), Series 2006, 4.60% 2016	1,490	1,439
		25,409

KENTUCKY — 0.35%
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bond (Baptist Healthcare System Obligated Group), Series 2009-A, 5.00% 2017	3,000	3,441
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group),
Series 2009-A, 5.375% 2024	1,000	1,084
Econ. Dev. Fin. Auth., Hospital System Rev. Ref. and Improvement Bonds (Appalachian Regional Healthcare, Inc. Project),
Series 1997, 5.75% 2011	2,190	2,189
Econ. Dev. Fin. Auth., Hospital System Rev. Ref. and Improvement Bonds (Appalachian Regional Healthcare, Inc. Project),
Series 1997, 5.85% 2017	2,000	1,923
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.),
Series 2008-A-1, Assured Guaranty insured, 6.00% 2033	3,000	3,179
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.),
Series 2008-A-1, Assured Guaranty insured, 6.00% 2042	3,000	3,152
Econ. Dev. Fin. Auth., Rev. Bonds (Masonic Home Independent Living), 5.25% 2017	1,250	1,245
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2010-1, 0.754% 20202	12,070	12,086
Louisville/Jefferson County Metro Government, Environmental Facs. Rev. Ref. Bonds (Louisville Gas and Electric Co. Project),
Series 2007-B, 1.90% 2033 (put 2012)	1,150	1,155
		29,454

LOUISIANA — 2.62%
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2017	7,500	7,952
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2019	22,000	22,725
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2020	7,000	7,156
East Baton Rouge Mortgage Fin. Auth., Single-family Mortgage Rev. and Ref. Bonds (Mortgage-backed Securities Program),
Series 2009-A-2, 5.25% 2039	480	531
East Baton Rouge Mortgage Fin. Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program),
Series 2007-A, 5.40% 2038	760	796
G.O. Bonds, Series 2011-A, 5.00% 2022	10,000	11,846
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.15% 2018	2,000	2,000
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.20% 2028	4,950	4,797
Housing Fin. Agcy., Multi-family Mortgage Rev. Ref. Bonds (Section 8 Assisted — 202 Elderly Projects),
Series 2006-A, 4.75% 2031	1,710	1,764
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Home Ownership Program), Series 2007-A-1, 5.85% 2038	4,480	4,643
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Home Ownership Program), Series 2008-A, 6.55% 2040	775	810
Jefferson Parish Fin. Auth., Single-family Mortgage Rev. Bonds, Series 2007-C, 5.70% 2039	1,240	1,308
Lafayette Public Trust Fncg. Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program),
Series 2007 (Go Zone), 5.35% 2041	4,617	4,779
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
(Capital Project and Equipment Acquisition Program), Series 2000-A, AMBAC insured, 6.30% 2030	11,500	11,530
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects),
Series 2007, 6.75% 2032	21,000	21,643
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects),
Series 2009-A, 6.50% 2029	3,100	3,188
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects),
Series 2010-A-1, 6.50% 2035	11,275	11,547
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects),
Series 2010-A-2, 6.50% 2035	3,500	3,585
Military Dept., Custodial Receipts, 5.00% 2021	10,435	11,126
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project),
Series 1998-A, Assured Guaranty Municipal insured, 5.75% 2014	3,495	3,890
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project),
Series 1998-A, Assured Guaranty Municipal insured, 5.75% 2018	4,000	4,470
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.25% 2038	10,695	9,659
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2011, 6.25% 2031	2,500	2,655
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2011, 6.50% 2037	2,420	2,568
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2011, 6.75% 2041	2,000	2,150
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Community Hospitals Project), Series 2007-B, 5.25% 2027	1,500	1,484
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series 2009-A, 6.00% 2029	3,000	3,222
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project),
Series 2002-A, National insured, 5.375% 2015 (preref. 2013)	3,000	3,254
Public Facs. Auth., Rev. Ref. Bonds (Tulane University of Louisiana Project),
Series 2007-A-2, National insured, 0.892% 20362	13,495	9,646
Regional Transit Auth. (New Orleans), Sales Tax Rev. Bonds,
Series 2010, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,066
Parish of St. John the Baptist, Rev. Bonds (Marathon Oil Corp. Project), Series 2007-A, 5.125% 2037	22,325	21,295
Fin. Auth. of St. Tammany Parish, Single-family Mortgage Rev. Bonds (Home Ownership Program),
Series 2007-A, 4.85% 2039	596	599
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	23,285	23,305
		222,989

MAINE — 0.09%
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2036	5,000	5,028
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2041	2,000	2,006
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 7.00% 2041	500	510
		7,544

MARYLAND — 0.73%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	1,092	931
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2022	2,050	2,117
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2027	2,000	1,970
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2037	17,000	15,713
Mayor and City Council of Baltimore, Project Rev. Bonds (Wastewater Projects), Series 2011-A, 5.00% 2036	1,060	1,141
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2024	2,000	2,000
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.25% 2023	1,300	1,372
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects),
Series 2006, Assured Guaranty insured, 5.00% 2020	1,000	1,034
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2023	1,295	1,398
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2030	1,670	1,721
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2040	2,000	2,018
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2026	2,265	2,162
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	6,015	5,283
Health and Higher Educational Facs. Auth., FHA insured Mortgage Rev. Ref. Bonds
(Western Maryland Health System Issue), Series 2006-A, National insured, 5.00% 2023	5,910	6,279
Health and Higher Educational Facs. Auth., First Mortgage Rev. Ref. Bonds
(PUMH of Maryland, Inc. — Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2019	2,400	1,944
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue), Series 2008, 5.75% 2033	1,500	1,500
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Charlestown Community Issue), Series 2010, 6.25% 2045	1,000	1,031
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Howard County General Hospital Issue),
Series 1993, 5.50% 2013 (escrowed to maturity)	490	509
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Howard County General Hospital Issue),
Series 1993, 5.50% 2021 (escrowed to maturity)	1,225	1,285
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue),
Series 2008, Assured Guaranty insured, 5.00% 2019	1,500	1,671
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.375% 2024	3,225	3,299
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.),
Series 2002-A, RADIAN insured, 5.375% 2020	1,000	1,017
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	2,000	1,795
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.70% 2026	1,000	966
Prince George’s County, Special Obligation Ref. Bonds (Woodview Village Phase II Infrastructure Improvements),
Series 2006, RADIAN insured, 5.00% 2032	1,150	1,085
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	1,228	1,067
		62,308

MASSACHUSETTS — 2.70%
Berkshire Wind Power Cooperative Corp. (Massachusetts Municipal Lighting Plant Cooperative),
Wind Project Rev. Bonds, Berkshire Series 1, 5.25% 2026	3,000	3,201
Dev. Fin. Agcy, Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036	2,000	2,116
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041	3,000	3,181
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2017	750	838
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2019	1,000	1,086
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2020	950	1,022
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2021	3,000	3,199
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2022	1,495	1,582
Dev. Fin. Agcy., Rev. Ref. Bonds (Emerson College Issue), Series 2010-A, 5.00% 2040	14,750	14,749
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series U-4, 5.60% 2035	5,750	6,108
Dev. Fin. Agcy., Rev. Ref. Bonds (Boston University Issue), Series V-1, 5.00% 2029	17,800	18,748
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.00% 2036	1,000	917
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.25% 2014	675	702
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.25% 2026	1,490	1,496
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.25% 2016	1,450	925
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.25% 2017	1,525	950
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.50% 2022	2,000	1,196
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.50% 2027	1,500	867
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.75% 2035	1,000	558
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.75% 2042	2,500	1,333
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2011-K-6, 5.375% 2041	1,000	1,041
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue),
Series 2007-G-2, Assured Guaranty Municipal insured, 0.36% 20422	5,000	5,000
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series C, 6.00% 2015	50	51
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series E, 5.00% 2014	1,085	1,167
Dev. Fin. Agcy., Rev. Ref. Bonds (UMass Memorial), Series 2011-H, 5.50% 2031	1,500	1,516
Dev. Fin. Agcy., Senior Living Fac. Rev. Bonds (Groves in Lincoln Issue), Series 2009-A, 7.875% 2044	1,000	1,014
Dev. Fin. Agcy., Senior Living Fac. Rev. Bonds (Groves in Lincoln Issue), Series 2009-B-2, 6.25% 2014	3,160	3,145
G.O. Bonds, Consolidated Loan of 2008, Series A, 5.00% 2033	8,070	8,566
G.O. Bonds, Consolidated Loan of 2011, Series B, 5.00% 2025	7,930	9,028
Health and Educational Facs. Auth., Healthcare System Rev. Bonds (Covenant Health Systems Obligated Group Issue),
Series 2007-A, 5.25% 2022	1,315	1,390
Health and Educational Facs. Auth., Healthcare System Rev. Bonds (Covenant Health Systems Obligated Group Issue),
Series 2007-A, 5.25% 2026	1,605	1,624
Health and Educational Facs. Auth., Rev. Bonds (Baystate Medical Center Issue),
Series 2009-K-2, 5.00% 2039 (put 2015)	1,200	1,332
Health and Educational Facs. Auth., Rev. Bonds (Massachusetts Institute of Technology Issue),
Series 2008-O, 6.00% 2036	7,000	8,080
Health and Educational Facs. Auth., Rev. Bonds (Massachusetts Institute of Technology Issue), Series K, 5.50% 2032	3,630	4,546
Health and Educational Facs. Auth., Rev. Ref. Bonds (CareGroup Issue), Series 2008-E-1, 5.00% 2028	2,000	2,009
Health and Educational Facs. Auth., Rev. Ref. Bonds (CareGroup Issue), Series 2008-E-1, 5.125% 2033	2,500	2,498
Health and Educational Facs. Auth., Rev. Ref. Bonds (CareGroup Issue), Series 2008-E-2, 5.375% 2025	2,500	2,595
Health and Educational Facs. Auth., Rev. Ref. Bonds (Harvard University Issue), Series 2009-A, 5.50% 2036	13,320	14,953
Health and Educational Facs. Auth., Rev. Ref. Bonds (Lahey Clinic Medical Center Issue),
Series 2005-C, FGIC-National insured, 5.00% 2016	5,945	6,535
Health and Educational Facs. Auth., Rev. Ref. Bonds (Northeastern University Issue),
Series 2008-T-2, 4.10% 2037 (put 2012)	3,350	3,430
Health and Educational Facs. Auth., Rev. Ref. Bonds (Northeastern University Issue), Series 2010-A, 5.00% 2035	8,320	8,558
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 5.75% 2039	8,380	8,192
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.00% 2024	6,500	6,977
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.25% 2030	1,000	1,060
Housing Fin. Agcy., Housing Bonds, Series 2009-C, 5.35% 2049	4,000	4,077
Housing Fin. Agcy., Housing Rev. Ref. Bonds, Series 2003-B-1, 4.50% 2014	805	832
Housing Fin. Agcy., Housing Rev. Ref. Bonds, Series 2010-A, 3.375% 2016	2,950	3,102
Massachusetts Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2003-C, 5.25% 2013	2,000	2,182
Massachusetts Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2004-C, 5.50% 2017	2,905	3,582
Massachusetts Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2004-C, 5.50% 2017 (escrowed to maturity)	95	118
Municipal Wholesale Electric Co., Power Supply Project Rev. Ref. Bonds (Nuclear Project No. 4),
National insured, 5.25% 2015	2,000	2,042
Municipal Wholesale Electric Co., Power Supply Project Rev. Ref. Bonds (Nuclear Project No. 6),
Series A, National insured, 5.25% 2015	5,000	5,106
Port Auth., Special Facs. Rev. Bonds (ConRAC Project), Series 2011-A, 5.125% 2041	10,250	10,424
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, FGIC-National insured, 5.00% 2020	5,000	5,762
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2017	3,550	4,273
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2018	5,045	6,124
Water Pollution Abatement Trust, Pool Program Bonds, Series 11, 5.25% 2018	1,000	1,241
Water Resources Auth., General Rev. Bonds, Series 2011-B, 5.00% 2036	11,000	11,832
		229,778

MICHIGAN — 2.89%
Certs. of Part. (New Center Dev. Inc.), Series 2004-A, National insured, 5.00% 2031 (put 2011)	5,000	5,000
Econ. Dev. Corp. of the City of Dearborn, Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project),
Series 2008, 7.00% 2038	5,800	5,358
City of Detroit, Sewage Disposal System Rev. Ref. Bonds (Tax-Exempt Notes),
Series 2006-D, Assured Guaranty Municipal insured, 0.765% 20322	4,855	3,376
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.),
Series 1998-C, FGIC insured, 5.25% 2025	1,955	2,067
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.),
Series 2005-A, Assured Guaranty Municipal insured, 5.00% 2016	4,000	4,370
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.),
Series 2005-A, Assured Guaranty Municipal insured, 5.00% 2018	4,920	5,254
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B, 5.375% 2028	500	435
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2018	5,000	5,886
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2019	2,500	2,893
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 4.75% 2031	3,360	3,160
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 5.00% 2026	6,665	6,717
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 5.00% 2036	12,705	11,853
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2014 (preref. 2013)	2,440	2,629
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2015 (preref. 2013)	5,000	5,388
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2016 (preref. 2013)	2,500	2,694
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2018	1,735	1,873
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2020	2,215	2,341
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2021	2,165	2,270
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2038	10,000	9,166
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.25% 2046	4,590	4,224
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2009, 5.625% 2029	1,500	1,527
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2003, 5.50% 2016	7,475	7,885
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2007-A, 5.00% 2015	1,000	1,087
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2007-A, 5.00% 2016	1,000	1,094
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2007-A, 5.00% 2017	3,000	3,277
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2001, 5.25% 2011	1,285	1,296
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2007, 5.00% 2013	1,500	1,600
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2007, 5.00% 2016	1,200	1,330
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2007, 5.00% 2018	1,000	1,090
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2002-C, 5.375% 2023	1,000	1,018
Hospital Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-A, 6.00% 2034 (put 2017)	2,500	3,055
Hospital Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-A, 6.50% 2033	5,000	5,537
Hospital Fin. Auth., Rev. Bonds (McLaren Health Care), Series 2005-C, 5.00% 2020	4,580	4,827
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2008-A, 5.50% 2047 (put 2015)	6,000	6,827
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2011-A, 5.00% 2029	2,000	2,058
County of Monroe Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group),
Series 2006, 5.50% 2019	1,405	1,422
County of Monroe Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group),
Series 2006, 5.50% 2035	1,500	1,345
Municipal Bond Auth., Public School Academy Facs. Program Rev. Bonds (YMCA Service Learning Academy Project),
Series 2001, 7.75% 2031	4,150	4,149
Municipal Bond Auth., School Loan Rev. Ref. Bonds, Series 2003-A, 5.25% 2013	10,790	11,581
Municipal Bond Auth., State Clean Water Revolving Fund Rev. Bonds, Series 2006, 5.00% 2017	1,500	1,766
Public Power Agcy., Rev. Ref. Bonds (Belle River Project), Series 2002-A, National insured, 5.25% 2018	2,000	2,346
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2009-V, 8.00% 2029	2,000	2,329
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2009-V, 8.25% 2039	3,000	3,491
City of Saginaw Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.),
Series 2010-H, 5.00% 2030	5,300	5,045
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 5.50% 2017	1,000	1,177
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 6.00% 2038	8,000	8,568
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2011-I-A, 5.125% 2030	2,000	2,055
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2011-I-A, 5.375% 2041	2,500	2,600
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series I, 5.50% 2016 (preref. 2011)	165	166
State Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B-3, 2.00% 2033 (put 2014)	5,400	5,534
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project),
Series 2008-ET-1, 5.25% 2029 (put 2014)	4,750	5,243
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project),
Series 2008-ET-2, 5.50% 2029 (put 2016)	2,000	2,308
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project),
Series 2008-KT, 5.625% 2020	1,500	1,739
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Pollution Control Bonds Project),
Series 1995-CC, AMBAC insured, 4.85% 2030 (put 2011)	2,500	2,500
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A, 5.125% 2022	6,510	5,257
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Current Interest Bonds,
Series 2008-A, 6.875% 2042	7,010	6,234
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2010-C, 5.00% 2021	12,190	13,045
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2010-C, 5.00% 2022	3,365	3,547
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2010-C, 5.50% 2020	9,000	10,115
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2010-D, 5.00% 2016	1,400	1,555
Board of Governors of Wayne State University, General Rev. Ref. Bonds, Series 2009-A, 5.00% 2024	4,755	5,089
Board of Governors of Wayne State University, General Rev. Ref. Bonds, Series 2009-A, 5.00% 2025	5,105	5,431
		246,099

MINNESOTA — 0.08%
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2010-A, 4.25% 2028	2,235	2,435
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-B, 4.50% 2031	1,000	1,096
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-D, 4.50% 2034	1,000	1,099
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1994-E, 5.60% 2013	395	396
Minneapolis/St. Paul Housing Fin. Board, Single-family Mortgage Rev. Bonds
(Mortgage-backed Securities Program — City Living Home Programs), Series 2006-A-3, 5.70% 2027	1,797	1,868
		6,894

MISSISSIPPI — 0.66%
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project),
Series 2006-A, XLCA insured, 5.00% 2026	5,565	5,514
G.O. Ref. Bonds, Series 2003-A, 5.25% 2013	2,000	2,213
G.O. Ref. Bonds, Series 2003-A, 5.25% 2015	3,000	3,562
G.O. Ref. Bonds, Series 2003-A, 5.25% 2017	8,000	9,823
Home Corp., Homeownership Mortgage Rev. Bonds, Series 2010-A, 4.50% 2031	1,240	1,346
Home Corp., Single-family Mortgage Rev. Bonds, Series 2007-A-1, 5.50% 2038	5,085	5,499
Home Corp., Single-family Mortgage Rev. Bonds, Series 2009-A-2, 5.00% 2039	870	948
Hospital Equipment and Facs. Auth., Rev. Ref. Bonds (Baptist Memorial Health Care), Series 2004-B-1, 5.00% 2024	15,205	15,714
Hospital Equipment and Facs. Auth., Rev. Ref. Bonds (Mississippi Baptist Health Systems, Inc.),
Series 2007-A, 5.00% 2017	3,000	3,345
Hospital Equipment and Facs. Auth., Rev. Ref. Bonds (Mississippi Baptist Health Systems, Inc.),
Series 2007-A, 5.00% 2026	2,000	2,016
Jackson State University Educational Building Corp., Rev. Bonds (Campus Facs. Project),
Series 2007, Assured Guaranty Municipal insured, 5.00% 2034 (put 2015)	3,835	4,303
Warren County, Gulf Opportunity Zone Bonds, Series 2010-A, 5.80% 2034	2,000	2,018
		56,301

MISSOURI — 0.83%
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.),
Series 2007, 5.00% 2017	1,000	1,067
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.),
Series 2007, 5.00% 2018	1,500	1,576
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.),
Series 2007, 5.00% 2036	5,000	4,400
Chesterfield Valley Transportation Dev. Dist. (Chesterfield), Transportation Sales Tax Rev. Bonds,
Series 2006, CIFG insured, 4.00% 2026	1,250	791
City of Fenton, Tax Increment Rev. Ref. Bonds (Gravois Bluffs Redev. Project), Series 2006, 4.50% 2021	1,260	1,285
City of Fenton, Tax Increment Rev. Ref. Bonds (Gravois Bluffs Redev. Project), Series 2006, 5.00% 2014	1,260	1,354
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2010-B, 5.00% 2030	2,835	2,955
Health and Educational Facs. Auth., Health Facs. Rev. Ref. Bonds (St. Luke’s Episcopal — Presbyterian Hospitals),
Series 2006, 5.00% 2019	2,830	3,028
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects),
Series 2010, 5.50% 2042	2,250	2,094
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services),
Series 2007-A, 4.875% 2027	2,930	2,718
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services),
Series 2007-A, 4.875% 2037	3,065	2,622
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services),
Series 2007-B, 4.875% 2038	4,215	3,590
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2009-C, 4.90% 2036	1,290	1,323
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2009-D, 4.80% 2040	1,660	1,792
I-470 and 350 Transportation Dev. Dist. (Lee’s Summit), Transportation Sales Tax Rev. Ref. and Improvement Bonds,
Series 2007, RADIAN insured, 4.60% 2029	2,005	1,951
Joint Municipal Electric Utility Commission, Power Project Rev. Bonds (Plum Point Project),
Series 2006, National insured, 5.00% 2020	1,620	1,712
Industrial Dev. Auth. of the City of Kirkwood, Retirement Community Rev. Bonds (Aberdeen Heights Project),
Series 2010-C-3, 6.50% 2015	9,075	9,086
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.125% 2026	6,500	6,177
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.125% 2032	7,300	6,616
Industrial Dev. Auth. of the City of Riverside, Industrial Dev. Rev. Bonds
(Riverside Horizons Infrastructure Project — City of Riverside), Series 2007-A, ACA insured, 5.00% 2020	1,500	1,561
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.25% 2029	2,025	2,175
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.625% 2034	2,000	2,150
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2005, National insured, 5.50% 2029	3,125	3,229
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds (Missouri Bottom Road/Taussig Road),
Series 2002, 7.20% 2033	5,500	5,289
		70,541

NEBRASKA — 0.23%
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2018	2,100	2,121
Hospital Auth. No. 3 of Douglas County, Health Facs. Rev. Ref. Bonds (Methodist Health System),
Series 2008, 5.75% 2028	10,795	11,159
Educational Fin. Auth., Rev. Ref. Bonds (Concordia University Project), Series 2007, 5.00% 2037	1,000	834
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2008-A, 5.50% 2033	1,000	1,093
Public Power Dist., General Rev. Bonds, Series 2008-B, 5.00% 2028	4,490	4,758
		19,965

NEVADA — 2.62%
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2007-C, 5.00% 2023	10,000	10,596
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2021	2,420	2,634
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2022	8,000	8,606
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2023	7,000	7,446
Clark County Water Reclamation Dist., G.O. (Limited Tax) Water Reclamation Bonds, Series 2008, 5.625% 2032	1,000	1,088
Clark County, Airport System Rev. Bonds, Series 2004-A-2, FGIC-National insured, 5.00% 2036	20,000	20,056
Clark County, Airport System Rev. Bonds, Series 2010-B, 5.125% 2036	18,000	18,285
Clark County, Airport System Rev. Bonds, Series 2010-D, 5.00% 2017	1,500	1,759
Clark County, Airport System Rev. Bonds, Series 2010-D, 5.00% 2023	7,025	7,688
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds, Series 2010-A, 5.00% 2030	7,000	7,204
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds, Series 2010-A, 5.125% 2034	7,785	7,900
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds, Series 2010-A, 5.25% 2042	8,000	8,121
Clark County, G.O. (Limited Tax) Bond Bank Bonds, Series 2008, 5.00% 2021	11,155	12,580
Clark County, Highway Rev. Ref. (Motor Vehicle Fuel Tax) and Improvement Bonds, Series 2010-B, 5.00% 2028	4,500	4,746
Clark County, Sales and Excise Tax Rev. (Streets and Highway Projects) Improvement and Ref. Bonds,
Series 2010-B, 5.00% 2019	3,000	3,549
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Ref. Bonds,
Series 2006-B, 5.30% 2029	3,785	3,021
Clark County, Special Improvement Dist. No. 128 (Summerlin Centre), Local Improvement Bonds,
Series 2001-A, 6.30% 2021	955	931
Clark County, Special Improvement Dist. No. 128 (Summerlin Centre), Local Improvement Bonds,
Series 2001-B, 6.75% 2021	1,405	1,407
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds,
Series 2003, 6.375% 2023	4,950	5,049
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Bonds, Series 2007-B, FGIC-National insured, 5.00% 2026	9,640	10,319
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Bonds, Series 2008-C, 5.00% 2020	7,115	8,151
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Bonds, Series 2008-C, 5.00% 2024	5,550	6,074
City of Henderson, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West), Series 2007-B, 4.00% 2012	7,425	7,592
City of Henderson, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West), Series 2007-B, 5.00% 2014	1,500	1,622
City of Henderson, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West), Series 2007-B, 5.00% 2015	2,000	2,199
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 4.80% 2014	1,770	1,084
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon),
Limited Obligation Improvement Bonds, 5.00% 2018	370	356
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon),
Limited Obligation Improvement Bonds, 5.00% 2025	4,040	3,605
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.25% 2026	2,495	1,312
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.30% 2035	10,985	5,745
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds,
Series 1999-A, 5.75% 2013	2,975	2,983
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds,
Series 1999-A, 5.90% 2018	2,855	2,856
Highway Improvement Rev. Bonds (Motor Vehicle Fuel Tax), Series 2008, 5.00% 2024	4,850	5,235
Housing Division, Single-family Mortgage Rev. Ref. Bonds, Series 1999-A-1, 4.75% 2012	15	15
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project), Series 2003-A, 5.00% 2014	3,920	4,064
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds,
Series 2004, 5.625% 2015	2,410	2,415
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B),
Local Improvement and Ref. Bonds, Series 2007, 5.875% 2021	2,000	1,861
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water and Ref. Bonds, Series 2009-D, 5.00% 2025	2,360	2,571
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water and Ref. Bonds, Series 2009-D, 5.00% 2026	4,330	4,680
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2007-A, 5.00% 2022	3,295	3,342
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2007-A, 5.00% 2027	9,385	8,885
City of Reno, Hospital Rev. Bonds (Washoe Medical Center Project), Series 2004-A, AMBAC insured, 5.50% 2028	1,625	1,599
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-B, 5.00% 2027	2,000	1,700
		222,931

NEW HAMPSHIRE — 0.29%
Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.00% 2027	3,000	3,015
Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.125% 2039	5,000	4,853
Health and Education Facs. Auth., Rev. Bonds (Exeter Hospital Obligated Group Issue), Series 2001-A, 5.75% 2031	1,000	1,011
Health and Education Facs. Auth., Rev. Ref. Bonds (Southern New Hampshire Medical Center Issue),
Series 2007-A, 5.00% 2037	8,500	8,005
Health and Education Facs. Auth., Rev. Ref. Bonds (Southern New Hampshire Medical Center Issue),
Series 2007-A, 5.25% 2028	6,000	6,068
Health and Educational Facs. Auth., Healthcare System Rev. Bonds (Covenant Health Systems Obligated Group Issue),
Series 2007-A, 5.25% 2024	1,910	1,966
		24,918

NEW JERSEY — 2.48%
Certs. of Part., Series 2008-A, 5.00% 2023	1,000	1,052
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2015	1,500	1,604
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc. Fac.),
Series 2001-A, 7.25% 2031 (preref. 2011)	9,000	9,220
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.00% 2016	1,000	981
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.25% 2026	1,925	1,691
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.25% 2036	5,250	4,253
Econ. Dev. Auth., Rev. Bonds (Provident Group — Montclair Properties LLC —
Montclair State University Student Housing Project), Series 2010-A, 5.375% 2025	4,160	4,187
Econ. Dev. Auth., Rev. Bonds (Provident Group — Montclair Properties LLC —
Montclair State University Student Housing Project), Series 2010-A, 5.875% 2042	5,000	4,919
Econ. Dev. Auth., Rev. Ref. Bonds (Crane’s Mill Project), Series 2005-A, 5.00% 2015	615	637
Econ. Dev. Auth., Rev. Ref. Bonds (Crane’s Mill Project), Series 2005-A, 5.50% 2018	1,000	1,057
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-O, 5.00% 2018	2,000	2,182
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-P, 5.25% 2018	1,500	1,668
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2008-W, 5.00% 2019	2,315	2,604
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2009-A, 5.00% 2024	3,630	3,929
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2009-A, 5.50% 2036	2,500	2,664
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth — Kapkowski Road Landfill Reclamation Improvement Dist. Project),
Series 1998-A, 6.375% 2018 (preref. 2014)	1,000	1,156
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth — Kapkowski Road Landfill Reclamation Improvement Dist. Project),
Series 1998-A, 6.375% 2031 (preref. 2014)	4,500	5,202
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds, Saint Clare’s Hospital, Inc. Issue,
Series 2004-B, National insured, 5.25% 2015 (escrowed to maturity)	2,150	2,516
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds, Saint Clare’s Hospital, Inc. Issue,
Series 2004-A, RADIAN insured, 5.25% 2016 (escrowed to maturity)	4,740	5,689
Health Care Facs. Fncg. Auth., Rev. Bonds (AHS Hospital Corp. Issue), Series 2011, 6.00% 2041	1,500	1,598
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital), 6.00% 2026	1,000	1,010
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2009-A, 5.00% 2017	8,000	8,859
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2009-A, 5.00% 2019	7,500	8,244
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2010-1A, 5.00% 2015	3,000	3,374
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 6.125% 2024 (preref. 2013)	125	131
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 4.625% 2026	29,750	23,266
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 5.00% 2041	12,500	8,286
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2013	5,500	5,914
Transit Corp., Certs. of Part., Series 2005-A, FGIC-National insured, 5.00% 2018	7,750	8,290
Transit Corp., Certs. of Part., Series 2005-A, FGIC-National insured, 5.00% 2021	5,000	5,240
Transportation Trust Fund Auth., Transportation System Bonds (Capital Appreciation Bonds), Series 2010-A, 0% 2030	10,000	3,233
Transportation Trust Fund Auth., Transportation System Bonds (Capital Appreciation Bonds), Series 2010-A, 0% 2037	10,000	1,928
Transportation Trust Fund Auth., Transportation System Bonds (Capital Appreciation Bonds), Series 2010-A, 0% 2040	18,000	2,860
Transportation Trust Fund Auth., Transportation System Bonds, Series 2004-A, FGIC-National insured, 5.75% 2025	5,000	5,813
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-D, 5.00% 2020	4,000	4,297
Transportation Trust Fund Auth., Transportation System Bonds, Series 2008-A, 6.00% 2038	3,255	3,588
Transportation Trust Fund Auth., Transportation System Bonds, Series 2009-A, 0% 2039	6,000	1,018
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds,
Series 2006-A, 5.25% 2020	10,000	11,549
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds,
Series 2006-A, 5.25% 2021	10,000	11,482
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds,
Series 2006-A, 5.25% 2022	20,000	22,817
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2005-B, AMBAC insured, 5.25% 2023	8,000	9,070
Transportation Trust Fund Auth., Transportation System Bonds, Series 2008-A, 6.00% 2038 (preref. 2018)	1,745	2,288
		211,366

NEW MEXICO — 0.38%
Bernalillo County, Gross Receipts Tax Rev. Ref. Bonds, Series 1998, 5.20% 2021	6,040	7,044
Educational Assistance Foundation, Education Loan Rev. Ref. Bonds, Series 2010-A-2, 0.896% 20282	6,625	6,642
City of Gallup, Pollution Control Rev. Ref. Bonds (Tri-State Generation and Transmission Assn., Inc. Project),
Series 2005, AMBAC insured, 5.00% 2015	5,025	5,460
City of Gallup, Pollution Control Rev. Ref. Bonds (Tri-State Generation and Transmission Assn., Inc. Project),
Series 2005, AMBAC insured, 5.00% 2017	1,000	1,060
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-C-2, Class I, 5.70% 2040	950	1,051
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-D, Class I, 5.35% 2040	560	616
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2010-A, Class I, 4.50% 2028	1,180	1,288
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2010-A, Class I, 4.625% 2025	630	678
Mortgage Fin. Auth., Single-family Mortgage Program Rev. Ref. Bonds, Series 2009-B-2, Class I, 5.65% 2039	1,415	1,564
Mortgage Fin. Auth., Single-family Mortgage Program Rev. Ref. Bonds, Series 2009-E, Class I, 5.30% 2040	1,765	1,952
Sandoval County, Incentive Payment Rev. Ref. Bonds, Series 2005, 5.00% 2020	5,000	5,390
		32,745

NEW YORK — 4.86%
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Buffalo State College Foundation Housing Corp. Project),
Series 2011-A, 6.00% 2031	1,000	1,107
County of Chautauqua Industrial Dev. Agcy., Exempt Fac. Rev. Bonds (NRG Dunkirk Power Project),
Series 2009, 5.875% 2042	2,000	1,953
Dormitory Auth., FHA insured Mortgage Hospital Rev. Bonds (Kaleida Health), Series 2006, 4.60% 2027	10,025	10,075
Dormitory Auth., Fordham University Rev. Bonds, Series 2011-A, 5.50% 2036	500	536
Dormitory Auth., Lease Rev. Ref. Bonds (State University Educational Facs. Issue),
Series 2003, XLCA insured, 5.25% 2032 (put 2013)	3,000	3,241
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	5,000	5,830
Dormitory Auth., Mount Sinai Hospital Obligated Group Rev. Ref. Bonds, Series 2010-A, 5.00% 2026	1,250	1,302
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds,
Series 2001-2, Subseries 2-2, 5.00% 2023	10,000	10,875
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds,
Series 2001-2, Subseries 2-3, 5.00% 2023	7,150	7,775
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds,
Series 2001-2, Subseries 2-3, 5.00% 2026	3,535	3,723
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2013	2,710	2,825
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2014	3,275	3,460
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2015	1,495	1,591
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Interfaith Medical Center), Series 2007, 5.00% 2019	2,100	2,437
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Interfaith Medical Center), Series 2007, 5.00% 2020	3,400	3,938
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2008-B, 5.00% 2023	10,000	11,462
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2009-A, 5.00% 2028	8,000	8,775
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-A, 5.00% 2033	8,760	9,460
Dormitory Auth., State University Educational Facs. Rev. Ref. Bonds, Series 1990-A, 7.50% 2013	3,500	3,883
Dormitory Auth., Third General Resolution Rev. Ref. Bonds (State University Educational Facs. Issue),
Series 2002-B, 5.25% 2023 (put 2012)	20,845	21,543
Dormitory Auth., Third General Resolution Rev. Ref. Bonds (State University Educational Facs. Issue),
Series 2002-B, 6.00% 2029 (put 2012)	10,000	10,386
Energy Research and Dev. Auth., Pollution Control Rev. Ref. Bonds (Electric & Gas Corp. Project),
Series 1994-B, 3.00% 2029 (put 2013)	6,000	6,138
Energy Research and Dev. Auth., Pollution Control Rev. Ref. Bonds (Electric & Gas Corp. Project),
Series 1994-C, 3.00% 2029 (put 2013)	4,000	4,092
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Ref. Second Resolution Bonds
(New York City Municipal Water Fin. Auth. Projects), Series 2002-K, 5.50% 2017	5,000	6,173
Environmental Facs. Corp., State Clean Water and Drinking Water Revolving Funds Rev. Bonds
(New York City Municipal Water Fin. Auth. Projects — Second Resolution Bonds), Series 2011-B, 5.00% 2036	2,500	2,660
Environmental Facs. Corp., State Revolving Funds Rev. Bonds (2010 Master Fncg. Program),
Series 2011-C, 5.00% 2029	2,000	2,239
Erie County Industrial Dev. Agcy., School Fac. Rev. Bonds (City School Dist. of the City of Buffalo Project),
Series 2011-A, 5.25% 2025	500	557
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project),
Series 2011-B, 5.00% 2024	1,000	1,106
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project),
Series 2010, 6.375% 2049	13,000	13,454
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, 5.50% 2014 (preref. 2013)	2,400	2,649
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, 5.50% 2021 (preref. 2013)	1,000	1,104
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, CIFG insured, 5.25% 2029	4,000	4,438
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2003-B, 5.25% 2012	3,000	3,178
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2003-B, 5.25% 2013	1,500	1,620
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2009-A, 5.25% 2021	1,000	1,157
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2009-A, 5.50% 2024	1,500	1,685
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2009-A, 6.25% 2033	2,000	2,276
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.00% 2034	1,000	1,046
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.25% 2022	5,000	5,799
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.25% 2030	2,000	2,145
Metropolitan Transportation Auth., State Service Contract Rev. Ref. Bonds, Series 2002-A, 5.125% 2024	8,000	8,231
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2021	5,000	5,879
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2005-C, 5.00% 2016	1,000	1,156
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	6,500	7,417
Monroe County Industrial Dev. Corp., FHA insured Mortgage Rev. Bonds (Unity Hospital of Rochester Project),
Series 2010, 5.50% 2040	1,000	1,082
City of New York, G.O. Bonds, Fiscal 2002 Series B, 5.50% 2012 (preref. 2011)	5,505	5,579
City of New York, G.O. Bonds, Series 2002-G, XLCA insured, 5.50% 2012 (escrowed to maturity)	215	225
City of New York, G.O. Bonds, Fiscal 2004 Series G, 5.00% 2014	2,500	2,821
City of New York, G.O. Bonds, Fiscal 2004 Series I, 4.50% 2012	4,000	4,156
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2015	2,000	2,248
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2016	3,000	3,340
City of New York, G.O. Bonds, Fiscal 2005 Series M, 5.00% 2013	2,020	2,168
City of New York, G.O. Bonds, Fiscal 2005 Series M, 5.00% 2020	2,500	2,821
City of New York, G.O. Bonds, Fiscal 2006 Series J-1, 5.00% 2021	5,000	5,632
City of New York, G.O. Bonds, Series 2002-G, XLCA insured, 5.50% 2012	785	822
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2009-C-1, 5.50% 2034	1,000	1,042
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2009-K, 4.90% 2034	3,000	3,056
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.25% 2015	14,000	14,055
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.50% 2035	8,000	8,047
New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Ref. Bonds, Fiscal 2006 Series C, 4.75% 2033	10,000	10,238
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds,
Fiscal 2009 Series EE, 5.00% 2018	5,000	6,016
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds,
Fiscal 2007 Series DD, 4.75% 2035	7,500	7,657
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds,
Fiscal 2010 Series FF, 5.00% 2025	2,255	2,535
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds,
Fiscal 2011 Series GG, 5.00% 2026	2,000	2,248
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds,
Fiscal 2011 Series GG, 5.00% 2043	2,000	2,118
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2009 Series S-5, 5.25% 2022	5,000	5,690
New York City Transitional Fin. Auth., Building Aid Rev. Ref. Bonds, Fiscal 2008 Series S-1, 5.00% 2022	2,500	2,785
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011 Series D, 5.00% 2024	1,000	1,145
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-B, 4.50% 2027	5,000	5,003
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2003-A, 5.50%/14.00% 20264	20,300	20,467
New York City Transitional Fin. Auth., Multi-Modal Rev. Ref. Bonds, Series 2011-B, 5.00% 2020	1,500	1,803
New York City Transitional Fin. Auth., Tax-Exempt Future Tax Secured Bonds, Series 2007-A, Subseries A-1, 5.00% 2021	5,000	5,729
New York City, Health and Hospitals Corp., Health System Bonds, Series 2002-A,
Assured Guaranty Municipal insured, 5.50% 2015 (preref. 2012)	2,000	2,049
New York City, Health and Hospitals Corp., Health System Bonds, Series 2002-A,
Assured Guaranty Municipal insured, 5.50% 2016 (preref. 2012)	2,605	2,669
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2008-A, 5.50% 2020	7,120	8,068
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,500	1,693
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2024	5,000	5,397
Trust for Cultural Resources of the City of New York, Rev. Bonds (Juilliard School),
Series 2009-B, 2.75% 2036 (put 2012)	3,000	3,062
Port Auth. of New York and New Jersey, Special Project Bonds (JFK International Air Terminal LLC Project),
Series 8, 5.00% 2020	1,000	1,001
Port Auth. of New York and New Jersey, Special Project Bonds (JFK International Air Terminal LLC Project),
Series 8, 6.00% 2036	2,000	2,041
Port Auth. of New York and New Jersey, Special Project Bonds (JFK International Air Terminal LLC Project),
Series 8, 6.00% 2042	7,500	7,626
Seneca Nation of Indians, Rev. Bonds, Series A, 5.00% 20231	6,000	4,958
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Ref. Bonds (Jefferson’s Ferry Project),
Series 2006, 5.00% 2028	3,000	2,803
Thruway Auth., Local Highway and Bridge Service Contract Rev. Ref. Bonds, Series 2002, 5.50% 2015	5,000	5,145
Thruway Auth., Local Highway and Bridge Service Contract Rev. Ref. Bonds, Series 2009, 5.00% 2016	5,000	5,822
Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2008-A, 5.00% 2022	1,500	1,690
Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2002-A, 5.50% 2015 (preref. 2012)	2,500	2,572
Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2002-A, 5.50% 2016 (preref. 2012)	2,330	2,397
Tobacco Settlement Fin. Corp. Rev. Ref. Bonds (State Contingency Contract Secured), Series 2011-B, 5.00% 2018	500	589
Triborough Bridge and Tunnel Auth., General Purpose and Rev. Ref. Bonds, Series Y, 6.00% 2012 (escrowed to maturity)	300	306
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2008-D, 5.25% 2021	8,500	9,850
Westchester County Health Care Corp., Rev. Bonds, Series 2010-B, 5.125% 2020	1,000	1,060
		413,702

NORTH CAROLINA — 1.30%
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2015	1,260	1,403
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2016	1,220	1,342
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2017	1,390	1,509
Capital Facs. Fin. Agcy., Solid Waste Disposal Rev. Bonds (Duke Energy Carolinas Project), Series 2006-A, 4.375% 2031	5,500	5,399
Capital Facs. Fin. Agcy., Solid Waste Disposal Rev. Bonds (Duke Energy Carolinas Project), Series 2006-B, 4.375% 2031	7,000	6,871
Capital Improvement Limited Obligation Bonds, Series 2009-A, 5.00% 2025	2,750	3,091
Capital Improvement Limited Obligation Bonds, Series 2009-A, 5.00% 2026	2,250	2,503
Capital Improvement Limited Obligation Bonds, Series 2009-A, 5.00% 2027	2,500	2,760
Capital Improvement Limited Obligation Bonds, Series 2009-A, 5.00% 2028	2,245	2,461
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2022	2,815	3,426
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026	1,990	2,423
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, FGIC-National insured, 6.00% 2025	11,225	13,631
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, National insured, 6.00% 2026	2,500	3,044
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.375% 2016	2,500	2,617
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.375% 2017	5,250	5,488
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.50% 2014	2,750	3,033
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.00% 2020	11,000	12,290
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2008-A, 5.00% 2023	1,400	1,521
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2008-A, 5.00% 2024	9,855	10,630
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2009-B, 5.00% 2026	2,000	2,144
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project),
Series 2008-A, 6.00% 2038	5,000	4,449
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, AMBAC insured, 5.25% 2015	2,000	2,107
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A,
Assured Guaranty Municipal insured, 5.25% 2016	3,000	3,169
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2009-A, 5.00% 2030	2,000	2,087
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2010-B, 5.00% 2020	3,350	3,920
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.00% 2023	1,125	1,202
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.00% 2024	1,185	1,255
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.00% 2024	1,155	1,226
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.125% 2021	500	544
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.125% 2022	1,040	1,121
Dept. of State Treasurer, Grant Anticipation Rev. Vehicle Bonds, Series 2009, 5.00% 2018	2,000	2,392
		111,058

OHIO — 2.88%
Air Quality Dev. Auth., Air Quality Dev. Rev. Bonds (FirstEnergy Generation Corp. Project), Series 2009-A, 5.70% 2020	16,215	17,544
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-A, 5.70% 2014	4,000	4,362
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-C, 5.625% 2018	17,200	19,349
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project),
Series 2009-A, 5.75% 2033 (put 2016)	1,000	1,145
Air Quality Dev. Auth., Rev. Ref. Bonds (Ohio Power Co. Project), Series 2010-A, 3.25% 2041 (put 2014)	2,600	2,697
County of Allen, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners), Series 2010-A, 5.00% 2038	5,850	5,690
County of Lorain, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2013	1,000	1,049
County of Lorain, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2016	2,665	2,789
American Municipal Power — Ohio, Inc., Prairie State Energy Campus Project Rev. Ref. Bonds,
Series 2008-A, 5.25% 2022	6,000	6,714
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.125% 2024	15,815	12,369
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.875% 2030	41,785	31,552
Building Auth., State Facs. Rev. Ref. Bonds (Adult Correctional Building Fund Projects),
Series 2004-C, National insured, 5.25% 2017	10,000	11,983
County of Butler, Hospital Facs. Rev. Bonds (Cincinnati Children’s Hospital Medical Center Project),
Series 2006-K, FGIC-National insured, 4.25% 2030	4,000	3,177
County of Hamilton, Hospital Facs. Rev. Bonds (Cincinnati Children’s Hospital Medical Center),
Series 2004-J, FGIC-National insured, 5.25% 2034	1,250	1,133
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.50% 2040	5,000	4,561
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.75% 2040	11,000	10,564
City of Centerville, Health Care Rev. Ref. Bonds (Bethany Lutheran Village Continuing Care Fac. Expansion Project),
Series 2007-A, 6.00% 2027	3,080	2,820
City of Centerville, Health Care Rev. Ref. Bonds (Bethany Lutheran Village Continuing Care Fac. Expansion Project),
Series 2007-A, 6.00% 2038	2,000	1,701
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2006-A, AMBAC insured, 5.25% 2021	8,000	8,585
County of Franklin, Health Care Facs. Improvement Rev. Bonds (Presbyterian Retirement Services Project),
Series 2010-A, 5.625% 2026	1,600	1,613
County of Franklin, Rev. Ref. Bonds (Trinity Health Credit Group), Series 2005-A, 5.00% 2015	1,710	1,927
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2037	14,455	12,107
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.85% 2037 (put 2014)	2,000	2,171
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2008-A, 5.25% 2029	2,000	2,094
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2008-A, 5.25% 2033	3,000	3,099
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2007-A, 4.50% 2031	2,750	2,479
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2007-A, 4.75% 2036	5,000	4,469
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2009-C-2, 4.875% 2039 (put 2015)	1,000	1,109
Housing Fin. Agcy., Capital Fund Rev. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 5.00% 2022	7,565	8,225
Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds (Mortgage-backed Securities Program),
Series 2009-E, 5.00% 2039	1,000	1,085
Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds, Series 2009-C, 4.50% 2039	1,540	1,641
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, 4.50% 2028	450	491
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2010-1, 5.00% 2028	7,900	8,752
Housing Fin. Auth., Single-family Mortgage Rev. Bonds, Series 2011-1, 4.80% 2028	875	964
Infrastructure Improvement G.O. Bonds, Series 2008-A, 5.375% 2028	1,575	1,743
Higher Education G.O. Ref. Bonds, Series 2009-A, 5.00% 2019	5,000	6,050
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.625% 2029	3,000	2,935
County of Lorain, Health Care Facs. Rev. Ref. Bonds (Kendal at Oberlin), Series 1998-A, 5.25% 2021	2,000	2,001
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
Series 2005-B, AMBAC insured, 5.00% 2020	8,510	9,125
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2021	1,660	1,748
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2026	3,250	3,294
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
Series 2000-B, 6.375% 2022	415	420
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
Series 2000-B, 6.375% 2030	665	672
County of Richland, Hospital Facs. Rev. Ref. Bonds (MedCentral Health System Obligated Group),
Series 2006, 5.125% 2021	1,000	1,062
Turnpike Rev. Ref. Bonds, Series 2010-A, 5.25% 2027	5,000	5,794
University of Cincinnati, General Receipts Rev. Ref. Bonds, Series 2009-C, Assured Guaranty insured, 5.00% 2016	3,520	4,075
University of Cincinnati, General Receipts Rev. Ref. Bonds, Series 2009-C, Assured Guaranty insured, 5.00% 2017	2,335	2,734
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Ref. Bonds (Water Quality),
Series 2002, 5.25% 2015 (preref. 2012)	2,000	2,076
		245,739

OKLAHOMA — 0.33%
Cherokee Nation, Health Care System Bonds, Series 2006, ACA insured, 4.30% 20161	1,000	1,047
Dev. Fin. Auth., Health System Rev. Ref. Bonds (Obligated Group Consisting of INTEGRIS Baptist Medical Center, Inc.,
INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.), Series 2008-B, 5.25% 2038	5,000	5,153
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2009-A, 5.25% 2029	730	782
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2009-B, 4.90% 2036	4,225	4,566
Langston Econ. Dev. Auth., Rev. Ref. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project),
Series 2006-A, ACA insured, 4.75% 2021	950	954
Langston Econ. Dev. Auth., Rev. Ref. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project),
Series 2006-A, ACA insured, 4.75% 2023	2,035	1,997
Langston Econ. Dev. Auth., Rev. Ref. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project),
Series 2006-A, ACA insured, 4.875% 2030	5,000	4,750
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2005-A, 0.96% 2023 (put 2013)2	2,110	2,091
Tulsa County Industrial Auth., Health Care Rev. Bonds (Saint Francis Health System, Inc.), Series 2006, 5.00% 2020	1,250	1,364
Tulsa County Industrial Auth., Health Care Rev. Bonds (Saint Francis Health System, Inc.), Series 2006, 5.00% 2023	2,045	2,174
Tulsa Industrial Auth., Rev. Ref. Bonds (University of Tulsa), Series 2009, 6.00% 2027	3,000	3,321
		28,199

OREGON — 0.10%
Dept. of Administrative Services, Lottery Rev. Bonds, Series 2009-A, 5.00% 2028	3,500	3,856
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Rev. Bonds, Series 2006-C, 5.625% 2026	5,830	4,636
		8,492

PENNSYLVANIA — 2.21%
Allegheny County Hospital Dev. Auth., Health System Rev. Ref. Bonds (West Penn Allegheny Health System),
Series 2007-A, 5.00% 2028	7,450	6,288
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2008-B, 5.00% 2018	9,250	10,698
Higher Educational Facs. Auth., University of Pittsburgh Medical Center Rev. Ref. Bonds, Series 2010-E, 5.00% 2021	5,285	6,024
Redev. Auth. of Allegheny County, Tax Increment Fncg. Ref. Bonds (Waterfront Project), Series 2007-A, 4.25% 2013	1,345	1,404
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 5.90% 2027	750	686
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 6.125% 2025	2,000	1,908
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 6.25% 2035	10,400	9,398
Chester County Health and Education Facs. Auth., Health System Rev. Ref. Bonds (Jefferson Health System),
Series 2010-A, 5.00% 2031	5,000	5,120
Cumberland County Municipal Auth., Rev. Ref. Bonds (Presbyterian Homes Obligated Group Project),
Series 2008-A, 5.00% 2017	1,705	1,811
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Bonds (Allegheny Energy Supply Co., LLC Project), Series 2009, 7.00% 2039	10,500	11,265
Geisinger Auth. (Montour County), Health System Rev. Bonds (Geisinger Health System), Series 2011-A-1, 5.125% 2041	1,000	1,028
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 5.00% 2018	1,955	2,033
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 6.00% 2042	2,500	2,476
Higher Educational Facs. Auth., Rev. Bonds (Foundation for Indiana University of Pennsylvania Student Housing Project
at Indiana University of Pennsylvania), Series 2007-A, XLCA insured, 0.815% 20392	3,000	1,723
Higher Educational Facs. Auth., Saint Joseph’s University Rev. Ref. Bonds, Series 2010-A, 5.00% 2023	1,075	1,170
Higher Educational Facs. Auth., Saint Joseph’s University Rev. Ref. Bonds, Series 2010-A, 5.00% 2025	1,075	1,149
Higher Educational Facs. Auth., Saint Joseph’s University Rev. Ref. Bonds, Series 2010-A, 5.00% 2034	2,950	3,043
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project
at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2031	6,170	5,606
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project
at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2042	3,000	2,566
Higher Educational Facs. Auth., University of Pennsylvania Health System, Rev. Bonds, Series 2011-A, 5.75% 2041	1,000	1,062
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2009, 5.00% 2020	6,285	7,395
Lycoming County Auth., Health System Rev. Bonds (Susquehanna Health System Project), Series 2009-A, 5.75% 2039	2,000	1,930
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.00% 2021	4,500	4,132
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-A, 4.50% 2036	7,500	5,981
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2009-A-1, 5.00% 2011	1,240	1,246
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2009-A-1, 5.00% 2012	1,450	1,491
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2015	2,500	2,685
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2017	2,300	2,438
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 1998, 5.25% 2028	17,500	16,790
Pennsylvania State University Bonds, Series 2009-A, 5.00% 2024	1,000	1,137
Pennsylvania State University Bonds, Series 2009-A, 5.00% 2027	1,000	1,110
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2009-A, 5.25% 2025	2,000	2,145
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Children’s Hospital of Philadelphia Project), Series 2007-A, 4.50% 2025	2,225	2,296
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Children’s Hospital of Philadelphia Project), Series 2007-A, 4.50% 2026	2,395	2,454
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Children’s Hospital of Philadelphia Project), Series 2007-A, 4.50% 2027	2,505	2,556
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds
(Temple University Health System Obligated Group), Series 2005-A, 6.625% 2023	11,000	10,999
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds (Temple University Hospital),
Series 2007-B, 5.00% 2017	5,135	5,289
Health Care Facs. Auth. of Sayre, Rev. Ref. Bonds (Guthrie Health Issue), Series 2002-A, 5.875% 2031	1,245	1,259
Health Care Facs. Auth. of Sayre, Rev. Ref. Bonds (Guthrie Health Issue), Series 2007, 0.95% 20242	14,500	11,568
State Public School Building Auth., School Lease Rev. Ref. Bonds (School Dist. of Philadelphia Project),
Series 2006-B, Assured Guaranty Municipal insured, 5.00% 2027	9,820	10,807
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project Bonds,
Series 2005-A, 5.50% 2037 (put 2013)	4,250	4,647
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project Bonds,
Series 2009-B, 5.00% 2028	4,000	4,396
Redev. Auth. of the County of Washington, Redev. Bonds (Victory Centre Project — Tanger Outlet Dev.),
Series 2006-A, 5.45% 2035	2,705	2,372
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Ref. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.25% 2013	1,765	1,767
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Ref. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.75% 2026	2,800	2,513
		187,861

PUERTO RICO — 0.38%
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)	7,500	7,802
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-1, 6.25% 2021	3,000	3,396
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, 5.75% 2034 (put 2017)	12,500	13,634
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 0% 2033	8,000	2,037
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	2,000	2,017
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, FGIC-National insured, 0% 2040	11,000	1,819
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, National insured, 0% 2043	10,000	1,344
		32,049

RHODE ISLAND — 0.40%
Depositors Econ. Protection Corp., Special Obligation Rev. Ref. Bonds, Series 1993-A, 5.75% 2021 (escrowed to maturity)	1,210	1,549
Depositors Econ. Protection Corp., Special Obligation Rev. Ref. Bonds, Series 1993-A, 5.75% 2021 (escrowed to maturity)	2,715	3,476
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue),
Series 2002, 6.375% 2021 (preref. 2012)	1,290	1,360
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, Assured Guaranty Municipal insured, 5.00% 2016	9,030	10,272
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, Assured Guaranty Municipal insured, 5.00% 2017	7,145	8,016
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, Assured Guaranty Municipal insured, 5.00% 2018	7,360	8,180
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2015	1,250	1,182
		34,035

SOUTH CAROLINA — 1.57%
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds
(School Dist. of Greenville County, South Carolina Project), Series 2006, 5.00% 2023	19,845	21,174
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds
(School Dist. of Greenville County, South Carolina Project), Series 2006, Assured Guaranty insured, 5.00% 2025	15,000	15,816
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2005, 5.25% 2020	4,500	5,032
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2006, 5.00% 2021	8,190	9,039
SCAGO Educational Facs. Corp. for Colleton School Dist., Installment Purchase Rev. Bonds
(School Dist. of Colleton County Project), Series 2006, Assured Guaranty insured, 5.00% 2017	1,000	1,140
SCAGO Educational Facs. Corp. for Colleton School Dist., Installment Purchase Rev. Bonds
(School Dist. of Colleton County Project), Series 2006, Assured Guaranty insured, 5.00% 2018	2,000	2,244
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.00% 2016	2,175	2,082
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.125% 2026	1,015	841
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.30% 2036	1,190	927
Jobs-Econ. Dev. Auth., Hospital Rev. Ref. and Improvement Bonds (Palmetto Health Alliance),
Series 2003-C, 6.375% 2034 (preref. 2013)	2,680	2,984
Jobs-Econ. Dev. Auth., Hospital Rev. Ref. and Improvement Bonds (Palmetto Health Alliance),
Series 2003-C, 6.375% 2034 (preref. 2013)	320	356
Jobs-Econ. Dev. Auth., Student Housing Rev. Bonds (Coastal Housing Foundation, LLC Project),
Series 2009-A, 6.50% 2042	4,000	4,135
Lancaster County, Sun City Carolina Lakes Improvement Dist., Assessment Rev. Bonds, Series 2006, 5.45% 2037	4,915	4,035
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2019	1,000	1,092
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2020	1,265	1,370
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2021	2,500	2,683
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2032	2,000	2,018
Lexington One School Facs. Corp., Installment Purchase Rev. Bonds
(Lexington County School Dist. No. 1, South Carolina Project), Series 2006, 5.00% 2018	1,000	1,118
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area),
Series 2006-A, 5.25% 2026	1,935	1,541
SCAGO Educational Facs. Corp. for Pickens School Dist., Installment Purchase Rev. Bonds
(School Dist. of Pickens County Project), Series 2006, Assured Guaranty Municipal insured, 5.00% 2017	5,000	5,745
SCAGO Educational Facs. Corp. for Pickens School Dist., Installment Purchase Rev. Bonds
(School Dist. of Pickens County Project), Series 2006, Assured Guaranty Municipal insured, 5.00% 2018	4,000	4,530
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1991, FGIC-National insured, 6.25% 2021	4,640	5,768
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2008-A, 5.50% 2038	20,000	21,697
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2009-A, 5.00% 2032	5,000	5,277
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Rev. Ref. Bonds,
Series 2008, 5.00% 2018	2,075	2,078
Transportation Infrastructure Bank, Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.25% 2018	5,000	5,975
SCAGO Educational Facs. Corp. for Union School Dist., Installment Purchase Rev. Bonds
(School Dist. of Union County Project), Series 2006, RADIAN insured, 5.00% 2021	3,000	3,050
		133,747

SOUTH DAKOTA — 0.05%
Building Auth., Rev. Ref. Capital Appreciation Bonds, Series 1996-A, AMBAC insured, 0% 2014	3,780	3,550
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2002-F, 4.30% 2014	1,030	1,048
		4,598

TENNESSEE — 1.04%
City of Chattanooga, Electric System Rev. Bonds (Electric Power Board of Chattanooga), Series 2008-A, 5.00% 2028	4,500	4,874
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2016	4,335	4,524
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2018	6,500	6,527
Housing Dev. Agcy., Housing Fin. Program Bonds, Issue 2010-A-1, 5.00% 2027	1,000	1,098
Health, Educational and Housing Facs. Board of the County of Knox, Hospital Facs. Rev. Ref. and Improvement Bonds
(Catholic Healthcare Partners), Series 2001-A, 4.70% 2013	1,150	1,165
Knox County Health, Educational and Housing Facs. Board, Fort Sanders Alliance Obligated Group
Hospital Rev. Ref. Bonds, Series 1990-A, National insured, 6.25% 2013	2,000	2,116
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-D, 5.00% 2025	2,000	2,162
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.), Series 2002, 5.05% 2012	3,000	3,107
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Ref. Bonds (Methodist Healthcare),
Series 2002, 6.00% 2020 (preref. 2012)	3,550	3,750
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Ref. Bonds (Methodist Healthcare),
Series 2002, 6.00% 2020 (preref. 2012)	3,150	3,327
Shelby County, G.O. Ref. Capital Appreciation Bonds, Series 1996-B, 0% 2011	3,750	3,748
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.25% 2022 (preref. 2012)	1,255	1,339
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.25% 2022 (preref. 2012)	745	795
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.25% 2032 (preref. 2012)	6,000	6,379
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.75% 2014 (preref. 2012)	2,360	2,521
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.75% 2016 (preref. 2012)	2,690	2,873
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
(Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2011	3,070	3,070
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
(Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2013	3,000	3,053
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2017	6,000	6,147
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2019	10,000	10,045
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2020	10,000	9,977
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2018	4,000	4,016
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2027	1,885	1,810
		88,423

TEXAS — 11.00%
Amarillo Health Facs. Corp., Hospital Rev. Ref. Bonds (Baptist St. Anthony’s Hospital Corp. Project),
Series 1998, Assured Guaranty Municipal insured, 5.50% 2014	2,830	2,974
Amarillo Health Facs. Corp., Hospital Rev. Ref. Bonds (Baptist St. Anthony’s Hospital Corp. Project),
Series 1998, Assured Guaranty Municipal insured, 5.50% 2015	3,320	3,541
Arlington Independent School Dist. (Tarrant County), Unlimited Tax Ref. Bonds, Series 2006, 5.00% 2020	2,000	2,299
Austin Community College Dist. Public Fac. Corp., Lease Rev. Bonds (Educational Fac. Project — Round Rock Campus),
Series 2008, 5.50% 2024	2,770	3,149
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds,
Series 2001, Assured Guaranty Municipal insured, 5.75% 2016	35	35
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds,
Series 2009, 5.125% 2029	1,500	1,657
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2032	20,500	21,555
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2018	1,000	1,154
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2019	5,000	5,710
Canadian River Municipal Water Auth., Contract Rev. Ref. Bonds (Conjunctive Use Groundwater Supply Project),
Series 2005, AMBAC insured, 5.00% 2016	2,285	2,564
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2005, FGIC-National insured, 5.00% 2035	2,500	2,104
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.00% 2041	4,000	3,845
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.25% 2046	10,300	9,917
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2010, 5.75% 2025	11,945	12,286
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.625% 2026	1,000	870
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.75% 2036	3,000	2,453
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project),
Series 2006-A, 5.50% 2027	2,300	1,828
Colorado River Municipal Water Dist. Rev. Bonds, 5.00% 2028	9,175	9,894
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Ref. and Schoolhouse Bonds,
Series 2001, 5.25% 2016 (preref. 2012)	1,535	1,571
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse and Ref. Bonds,
Series 2007, 5.00% 2020	2,205	2,558
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse and Ref. Bonds,
Series 2007, 5.00% 2021	2,000	2,302
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse Bonds,
Series 2009-A, 5.00% 2025	2,760	3,085
City of Dallas, G.O. Limited Bonds, 5.00% 2018	390	461
City of Dallas, G.O. Limited Bonds, 5.00% 2018 (preref. 2017)	1,610	1,934
Dallas Area Rapid Transit, Sales Tax Rev. Bonds, Series 2008, 5.00% 2025	2,535	2,828
Dallas Independent School Dist. (Dallas County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2017	2,000	2,354
Elgin Independent School Dist. (Bastrop County), Unlimited Tax School Building Bonds, Series 2007, 5.00% 2022	1,895	2,127
Fort Bend County, Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2009, 5.00% 2034	5,000	5,354
Fort Worth Independent School Dist. (Tarrant County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	10,945	12,606
Friendswood Independent School Dist. (Galveston County), Unlimited Tax Schoolhouse Bonds, Series 2008, 5.00% 2029	3,360	3,608
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009, Subseries 2009-A, 5.00% 2028	1,500	1,678
Public Fin. Auth., G.O. Bonds, Series 2007, 5.00% 2023	1,525	1,759
Public Fin. Auth., G.O. Bonds, Series 2007, 5.00% 2024	1,525	1,752
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 4.75% 2037	10,000	10,316
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017	2,250	2,704
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2021	12,545	14,614
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2028	10,000	10,921
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Methodist Hospital System),
Series 2008-B, 5.25% 2017	3,000	3,509
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Methodist Hospital System),
Series 2008-B, 5.50% 2018	3,500	4,147
Harris County Cultural Education, Facs. Fin. Corp., Thermal Utility Rev. Bonds (Teco Project), Series 2009-A, 5.25% 2035	2,000	2,114
Harris County Cultural Education, Facs. Fin. Corp., Thermal Utility Rev. Bonds (Teco Project), Series 2010, 5.00% 2031	1,000	1,057
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2015	3,120	3,398
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2016	3,000	3,241
Harris County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System),
Series 2008-B, 7.25% 2035	1,500	1,678
Harris County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Hospital System Project),
Series 1998, Assured Guaranty Municipal insured, 5.50% 2014	2,395	2,672
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2002, 5.50% 2015 (preref. 2012)	1,000	1,050
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2002, 5.50% 2016 (preref. 2012)	1,000	1,050
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2002, 5.50% 2018 (preref. 2012)	1,105	1,161
Harris County Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health),
Series 2005-A-4, Assured Guaranty Municipal insured, 0.485% 20312	14,025	14,025
Harris County Industrial Dev. Corp., Solid Waste Disposal Rev. Bonds (Deer Park Refining Limited Partnership Project),
Series 2006, 5.00% 2023	6,500	6,931
Harris County, Tax and Rev. Ref. Bonds, Series 2004-B, Assured Guaranty Municipal insured, 5.00% 2032 (put 2012)	8,050	8,411
Harris County, Toll Road Rev. Bonds, Series 2009-A, 5.00% 2026	4,000	4,397
Harris County, Toll Road Rev. Bonds, Series 2009-A, 5.00% 2038	4,000	4,155
Harris County, Toll Road Rev. Bonds, Series 2009-C, 5.00% 2033	3,000	3,151
Harris County, Toll Road Rev. Ref. Bonds, Series 2008-B, 5.00% 2033	11,230	11,756
Harris County, Toll Road Rev. Ref. Bonds, Series 2011-A, 2.00% 2021 (put 2012)2	15,000	15,256
Harris County, Unlimited Tax Road Ref. Bonds, Series 2001, 5.375% 2015	970	974
Harris County, Unlimited Tax Road Ref. Bonds, Series 2001, 5.375% 2015 (preref. 2011)	1,530	1,537
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 2005, 5.00% 2014	1,000	1,050
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, 4.25% 2034	2,500	2,708
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2009-A, 5.375% 2039	4,775	5,098
City of Houston, Airport System Rev. Ref. Bonds, Series 2007-B, FGIC-National insured, 5.00% 2019	5,000	5,591
City of Houston, Airport System Rev. Ref. Bonds, Series 2009-A, 5.25% 2029	4,055	4,344
City of Houston, Airport System Rev. Ref. Bonds, Series 2009-A, 5.50% 2034	8,000	8,487
City of Houston, Airport System Rev. Ref. Bonds, Series 2009-A, 5.50% 2039	2,000	2,105
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-B, 5.00% 2019	1,000	1,155
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-B, 5.00% 2025	2,000	2,171
City of Houston, Combined Utility System Rev. Bonds, Series 2011-D, 5.00% 2030	3,000	3,253
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2011-A, 5.00% 2033	1,000	1,062
City of Houston, Water and Sewer System Rev. Ref. Bonds, Series 1998-A, Assured Guaranty Municipal insured, 0% 2019	845	664
City of Houston, Public Improvement Ref. Bonds, Series 2008-A, 5.50% 2025	10,000	11,303
City of Houston, Water and Sewer System Rev. Ref. Bonds, Series 1998-A, Assured Guaranty Municipal insured, 0% 2019
(escrowed to maturity)	2,155	1,765
Houston Community College System Public Fac. Corp., Lease Rev. Bonds (Northline Mall Campus Project),
Series 2007, AMBAC insured, 5.00% 2017	1,035	1,216
Houston Community College System, Student Fee Rev. Ref. Bonds (Harris and Fort Bend Counties),
Series 2006, XLCA insured, 5.00% 2022	5,500	5,914
Houston Independent School Dist. (Harris County), G.O. Limited Tax School Building Bonds,
Series 2005, Assured Guaranty Municipal insured, 5.00% 2032	10,000	10,259
Houston Independent School Dist. (Harris County), Limited Tax SchoolHouse Bonds, Series 2008, 5.00% 2024	7,350	8,201
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited Tax School Building Bonds,
Series 2003-A, 5.00% 2016 (preref. 2013)	2,575	2,745
Keller Independent School Dist. (Tarrant County), Unlimited Tax School Building Bonds, Series 2007, 5.00% 2020	3,720	4,353
La Vernia Higher Education Fin. Corp., Education Rev. Bonds (KIPP, Inc.), Series 2009-A, 6.25% 2039	2,500	2,584
Public Fin. Auth. Charter School Fin. Corp., Education Rev. Ref. Bonds (KIPP, Inc.),
Series 2006-A, ACA insured, 5.00% 2028	1,000	942
Public Fin. Auth. Charter School Fin. Corp., Education Rev. Ref. Bonds (KIPP, Inc.),
Series 2006-A, ACA insured, 5.00% 2036	1,500	1,346
Lewisville Independent School Dist. (Denton County), Unlimited Tax School Building Bonds, Series 2009, 5.00% 2027	5,000	5,525
Lewisville Independent School Dist. (Denton County), Unlimited Tax School Building Bonds, Series 2009, 5.00% 2028	2,000	2,196
Lone Star College System (Harris and Montgomery Counties), Limited Tax G.O. Bonds, Series 2008, 5.00% 2033	7,770	8,397
Lone Star College System (Harris and Montgomery Counties), Limited Tax G.O. Bonds, Series 2009, 5.00% 2034	1,000	1,086
Longview Independent School Dist. (Gregg County), Unlimited Tax School Building Bonds, Series 2008, 5.00% 2025	2,000	2,234
Longview Independent School Dist. (Gregg County), Unlimited Tax School Building Bonds, Series 2008, 5.00% 2026	1,500	1,659
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds
(Southwest Airlines Co. — Love Field Modernization Program Project), Series 2010, 5.25% 2040	20,525	19,356
Lower Colorado River Auth., Transmission Contract Rev. Ref. and Improvement Bonds
(LCRA Transmission Services Corp. Project), Series 2010, 5.00% 2030	2,520	2,640
Lower Colorado River Auth., Transmission Contract Rev. Ref. and Improvement Bonds
(LCRA Transmission Services Corp. Project), Series 2010, 5.00% 2040	2,000	2,047
City of Lubbock, Tax and Waterworks System Surplus Rev. Certificates of Obligation,
Series 2007-A, Assured Guaranty Municipal insured, 5.25% 2027	5,000	5,435
Lubbock Educational Facs. Auth., Inc., Rev. Ref. and Improvement Bonds (Lubbock Christian University),
Series 2007, 5.25% 2037	500	456
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax Ref. Bonds, Series 2010, 5.00% 2026	2,500	2,814
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax Ref. Bonds, Series 2010, 5.00% 2027	2,555	2,854
Matagorda County Navigation Dist. Number One, Pollution Control Rev. Ref. Bonds (AEP Texas Central Co. Project),
Series 2005-A, AMBAC insured, 4.40% 2030	7,700	7,096
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-A, RADIAN insured, 5.00% 2017	1,940	1,979
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-A, RADIAN insured, 5.00% 2021	1,235	1,184
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-A, RADIAN insured, 5.00% 2026	2,190	1,963
Mission Consolidated Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2014	1,000	1,111
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Allied Waste North America, Inc. Project),
Series 2008-A, 1.15% 2020 (put 2011)2	3,000	3,000
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2017	5,000	5,223
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2019	5,000	5,006
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2021	1,000	974
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2022	14,000	13,444
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, 1.035% 20272	20,000	14,968
North East Independent School Dist., Unlimited Tax Ref. Bonds, Series 2007, 5.25% 2026	4,655	5,687
North Forest Independent School Dist. (Harris County), Unlimited Tax Schoolhouse Ref. Bonds,
Series 2006-A, 5.00% 2020	1,995	2,191
North Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (United Regional Health Care System, Inc. Project),
Series 2007, Assured Guaranty Municipal insured, 5.00% 2019	1,075	1,177
North Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (United Regional Health Care System, Inc. Project),
Series 2007, Assured Guaranty Municipal insured, 5.00% 2022	1,400	1,492
North Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (United Regional Health Care System, Inc. Project),
Series 2007, Assured Guaranty Municipal insured, 5.00% 2023	1,600	1,686
North Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (United Regional Health Care System, Inc. Project),
Series 2007, Assured Guaranty Municipal insured, 5.00% 2025	5,295	5,478
North Texas Municipal Water Dist., Water System Rev. Bonds, Series 2008, 5.00% 2038	9,000	9,458
North Texas Tollway Auth., Special Projects System Rev. Bonds, Current Interest Bonds, Series 2011-A, 5.50% 2041	5,000	5,389
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.50% 2018	1,000	1,160
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.625% 2033	15,100	15,552
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2021	3,760	4,291
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2023	12,570	13,967
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2025	5,000	5,474
North Texas Tollway Auth., System Rev. Ref. Bonds, Insured Capital Appreciation Bonds,
Series 2008-D, Assured Guaranty insured, 0% 2028	10,000	3,850
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-E, Subseries 2008-E-3, 5.75% 2038 (put 2016)	2,150	2,484
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2033	11,000	11,177
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2038	8,500	8,501
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028	16,000	17,344
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.10% 2028	5,000	5,451
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.25% 2039	5,000	5,349
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2038	5,000	5,283
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2016 (preref. 2012)	2,560	2,678
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2017 (preref. 2012)	2,695	2,819
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2018 (preref. 2012)	2,835	2,965
Plano Independent School Dist. (Collin County), School Building Unlimited Tax Bonds, Series 2008-A, 5.25% 2034	3,000	3,226
Private Activity Bond Surface Transportation Corp., Rev. Bonds
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Project), Series 2010, 7.00% 2040	7,500	7,812
Private Activity Bond Surface Transportation Corp., Rev. Bonds
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project), Series 2009, 6.875% 2039	25,250	26,106
Richardson Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2014	1,580	1,757
Richardson Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	1,000	1,152
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.25% 2018	2,000	2,037
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	3,480	3,577
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2027	1,390	1,407
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2001-A, 5.50% 2022 (put 2011)	9,775	9,483
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, 6.00% 2021	2,000	2,038
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds,
Series 2002, RADIAN insured, 5.125% 2017	8,000	8,180
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.375% 2016	720	735
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2007, 5.00% 2017	10,000	11,942
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2007, 5.00% 2023	10,000	11,155
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2009-A, 5.00% 2030	13,080	14,116
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.375% 2016 (preref. 2012)	1,290	1,318
City of San Antonio, General Improvement Ref. Bonds, Series 2001, 5.25% 2015	475	477
City of San Antonio, Water System Rev. Ref. Bonds, Series 2005, National insured, 5.00% 2019	6,170	6,965
San Leanna Education Facs. Corp., Higher Education Rev. Ref. Bonds (Saint Edward’s University Project),
Series 2007, 5.00% 2020	1,100	1,174
San Leanna Education Facs. Corp., Higher Education Rev. Ref. Bonds (Saint Edward’s University Project),
Series 2007, 5.125% 2021	1,410	1,499
San Leanna Education Facs. Corp., Higher Education Rev. Ref. Bonds (Saint Edward’s University Project),
Series 2007, 5.125% 2023	1,000	1,042
San Leanna Education Facs. Corp., Higher Education Rev. Ref. Bonds (Saint Edward’s University Project),
Series 2007, 5.125% 2036	1,600	1,487
Sherman Independent School Dist. (Grayson County), Unlimited Tax School Building and Ref. Bonds,
Series 2006-A, 5.00% 2017	1,485	1,682
South San Antonio Independent School Dist. (Bexar County), Unlimited Tax School Building Bonds,
Series 2005, 5.50% 2030	7,510	8,852
Springtown Independent School Dist. (Parker and Wise Counties), Unlimited Tax School Building and Ref. Bonds,
Series 2005-A, 5.00% 2014	1,030	1,144
Springtown Independent School Dist. (Parker and Wise Counties), Unlimited Tax School Building and Ref. Bonds,
Series 2005-A, 5.00% 2015	1,085	1,246
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds,
Series 2007-A, 5.00% 2013	2,000	2,118
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds,
Series 2007-A, 5.00% 2024	2,000	2,116
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds,
Series 2007-A, 5.00% 2036	2,000	1,997
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Baylor Health Care System Project),
Series 2011-A, 5.00% 2030	3,000	3,112
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Baylor Health Care System Project),
Series 2002-A, 5.00% 2011	1,775	1,792
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott and White Memorial Hospital
and Scott, Sherwood and Brindley Foundation Project), Series 2008-A, 5.00% 2019	5,000	5,587
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott and White Memorial Hospital
and Scott, Sherwood and Brindley Foundation Project), Series 2008-A, 5.25% 2028	2,000	2,049
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott and White Memorial Hospital
and Scott, Sherwood and Brindley Foundation Project), Series 2008-A, 5.50% 2031	3,000	3,101
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Stayton at Museum Way Project),
Series 2009-A, 8.25% 2044	5,000	5,091
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Stayton at Museum Way Project),
Series 2009-C-2, 6.50% 2014	3,500	3,498
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds
(Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2022	1,855	1,936
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds
(Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2027	6,900	6,803
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds
(Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2037	14,355	13,462
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds
(Northwest Senior Housing Corp. — Edgemere Project), Series 2006-A, 6.00% 2036	1,000	947
Tarrant County Health Facs. Dev. Corp., Health Resources System Rev. Ref. Bonds,
Series 1997-A, National insured, 5.75% 2015 (escrowed to maturity)	3,000	3,492
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center Project),
Series 2010-A, 5.00% 2033	5,295	5,370
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center Project),
Series 2010-A, 5.00% 2036	2,000	2,008
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds,
Series 2009, 5.00% 2021	1,400	1,646
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds,
Series 2009, 5.00% 2022	1,000	1,159
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds,
Series 2009, 5.00% 2023	1,000	1,145
Board of Regents of the Texas A&M University System, Permanent University Fund Rev. Ref. Bonds,
Series 2003, 5.25% 2016	5,000	5,417
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2009-A, 5.00% 2023	2,000	2,307
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2009-B, 5.00% 2021	1,955	2,309
Board of Regents of the Texas A&M University System, Series 2009-A, 5.00% 2020	3,355	4,018
Board of Regents of the Texas A&M University System, Series 2009-A, 5.00% 2021	4,875	5,759
Board of Regents of the Texas A&M University System, Series 2009-A, 5.00% 2024	1,800	2,052
Board of Regents, Texas State University System, Rev. Fncg. System Rev. Bonds, Series 2009, 5.00% 2029	2,255	2,433
Board of Regents, Texas State University System, Rev. Ref. Fncg. System Bonds, Series 2008, 5.25% 2025	4,500	5,162
Board of Regents, Texas State University System, Rev. Ref. Fncg. System Bonds, Series 2010, 5.00% 2021	2,000	2,372
Board of Regents of Texas Tech University System, Rev. Ref. Fncg. System and Improvement Bonds,
Series 2009-12, 5.00% 2024	2,000	2,265
Board of Regents of Texas Tech University System, Rev. Ref. Fncg. System and Improvement Bonds,
Series 2009-12, 5.00% 2028	3,000	3,282
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2020	3,000	2,861
Transportation Commission, State Highway Fund Rev. Bonds, Series 2006, 5.00% 2018	7,500	8,674
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project),
Series 2005-A, 5.50% 2025	2,000	1,790
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project),
Series 2005-A, 5.65% 2035	5,200	4,368
Travis County Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.00% 2030	1,000	1,026
Travis County Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.125% 2040	1,750	1,781
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2004, 4.00% 2014	1,330	1,420
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2004, 4.75% 2015 (preref. 2013)	1,830	1,987
Board of Regents of the University of Houston System, Consolidated Rev. Ref. Bonds, Series 2009, 5.00% 2025	2,735	2,989
Board of Regents of the University of North Texas System, Rev. Fncg. System Bonds, Series 2009-A, 5.00% 2035	1,000	1,043
Board of Regents of the University of Texas System, Permanent University Fund Rev. Ref. Bonds,
Series 2002-B, 5.25% 2015 (preref. 2012)	2,435	2,476
Board of Regents of the University of Texas System, Permanent University Fund Rev. Ref. Bonds,
Series 2002-B, 5.25% 2016 (preref. 2012)	2,315	2,354
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2002-B, 5.25% 2016	7,280	8,736
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2006-B, 5.00% 2016	14,570	17,309
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds,
Series 2003-B, 5.375% 2016 (preref. 2013)	1,000	1,097
Waco Health Facs. Dev. Corp., FHA insured Mortgage Rev. Bonds (Hillcrest Health System Project),
Series 2006-A, National insured, 5.00% 2016	1,000	1,100
Waco Health Facs. Dev. Corp., FHA insured Mortgage Rev. Bonds (Hillcrest Health System Project),
Series 2006-A, National insured, 5.00% 2019	3,465	3,659
Waco Health Facs. Dev. Corp., Rev. Ref. Bonds (Hillcrest Health System),
Series 2003, National insured, 5.00% 2012 (escrowed to maturity)	1,895	1,982
Water Dev. Board, Rev. Bonds, Series C, 5.00% 2015 (preref. 2013)	95	104
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2028	6,500	7,026
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2029	5,000	5,374
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2033	2,000	2,110
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2038	3,000	3,142
Weatherford Independent School Dist., Capital Appreciation Ref. Bonds, 0% 2018	2,380	2,069
Weatherford Independent School Dist., Capital Appreciation Ref. Bonds, 0% 2018 (escrowed to maturity)	245	217
Ysleta Independent School Dist. (El Paso County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2018	2,480	2,900
		936,911

UTAH — 0.11%
Housing Corp., Single-family Mortgage Bonds, Series 2010-B-1, Class III, 4.00% 2024	985	980
Intermountain Power Agcy., Subordinated Power Supply, Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	3,000	3,434
Salt Lake County, College Rev. Ref. Bonds (Westminster College Project), Series 2005, 5.125% 2030	1,740	1,694
Salt Lake County, College Rev. Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2024	1,460	1,467
Salt Lake County, College Rev. Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2026	1,875	1,857
		9,432

VIRGINIA — 0.45%
Industrial Dev. Auth. of Arlington County, Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington Health System),
Series 2010, 5.00% 2031	2,000	2,037
College Building Auth., Educational Facs. Rev. Bonds (Liberty University Projects), Series 2010, 5.00% 2041	5,000	5,220
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.),
Series 2006-A, 4.75% 2026	1,500	1,489
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.),
Series 2006-A, 4.875% 2036	5,000	4,687
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
Series 1999-B, 7.00% 2029	784	784
Housing Dev. Auth., Rental Housing Bonds, Series 2009-E, 4.50% 2029	2,000	2,030
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project),
Series 1998, 6.25% 2026	2,265	2,265
Industrial Dev. Auth. of Loudoun County, Residential Care Fac. Rev. Ref. Bonds (Falcons Landing Project),
Series 2004-B, 7.00% 2028	2,000	1,999
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.35% 2028	1,000	999
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	4,450	4,411
Prince William County Virginia Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026	1,713	1,703
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2020	2,000	2,410
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027	5,000	5,598
Small Business Fncg. Auth., Rev. Bonds (Hampton Roads Proton Beam Therapy Institute
at Hampton University, LLC Project), Series 2009, 9.00% 2039	2,400	2,525
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019 (preref. 2012)	155	161
		38,318

VIRGIN ISLANDS — 0.29%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note — Diageo Project), Series 2009-A, 6.625% 2029	5,000	5,278
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note — Diageo Project), Series 2009-A, 6.75% 2019	1,250	1,384
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2010-A, 5.00% 2029	10,500	10,201
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Note), Series 2010-B, 5.00% 2025	1,000	998
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2018	3,500	3,825
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2025	1,000	1,002
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-C, 5.00% 2015	2,000	2,179
		24,867

WASHINGTON — 3.77%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds,
Series 1999, FGIC-National insured, 4.75% 2028	21,940	21,955
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds,
Series 1999, FGIC-National insured, 5.25% 2021	4,500	5,523
Central Puget Sound Regional Transit Auth., Sales Tax Bonds, Series 2007-A, 5.00% 2034	5,000	5,250
Clark County, Vancouver School Dist. No. 37, Unlimited Tax Deferred Interest G.O. Bonds,
Series 2001-C, FGIC-National insured, 0% 2016	2,500	2,245
Econ. Dev. Fin. Auth., Lease Rev. Bonds (Washington Biomedical Research Properties II),
Series 2006-J, National insured, 5.00% 2018	3,670	4,153
Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2008-C, 5.25% 2023	5,345	6,126
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2006-A, 5.00% 2020	6,000	6,788
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2006-A, 5.00% 2024	10,000	10,896
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	2,475	2,840
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2006-A, 5.00% 2016	2,000	2,375
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2012-A, 5.00% 2017	20,000	22,892
Energy Northwest, Electric Rev. Ref. Bonds (Project 3), Series 2005-A, 5.00% 2014	5,000	5,634
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2014	2,000	2,282
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2016	7,000	7,612
Energy Northwest, Rev. Ref. Bonds (Wind Project), Series 2005, National insured, 5.00% 2013	1,445	1,557
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 3), Series 1989-B, 7.125% 2016	5,250	6,652
FYI Properties, Lease Rev. Bonds (State of Washington DIS Project), Series 2009, 5.00% 2027	4,000	4,249
FYI Properties, Lease Rev. Bonds (State of Washington DIS Project), Series 2009, 5.25% 2029	2,500	2,663
FYI Properties, Lease Rev. Bonds (State of Washington DIS Project), Series 2009, 5.50% 2039	6,500	6,853
G.O. Bonds, Series 2003-A, 5.00% 2013 (preref. 2012)	1,260	1,310
Motor Vehicle Fuel Tax G.O. Bonds, Series 2002-C, Assured Guaranty Municipal insured, 5.00% 2017 (preref. 2012)	5,000	5,080
Various Purpose G.O. Bonds, Series 2009-A, 5.00% 2022	5,000	5,735
Various Purpose G.O. Bonds, Series 2010-C, 5.00% 2021	8,205	9,763
Various Purpose G.O. Ref. Bonds, Series R-2005-A, AMBAC insured, 5.00% 2018	10,000	11,165
Various Purpose G.O. Ref. Bonds, Series R-2006-A, AMBAC insured, 5.00% 2015	5,000	5,829
Motor Vehicle Fuel Tax G.O. Ref. Bonds, Series R-2005-B, 5.00% 2028	5,000	5,435
Public Utility Dist. No. 2 of Grant County, Rev. Ref. Bonds (Priest Rapids Hydroelectric Dev.),
Series 2005-A, FGIC-National insured, 5.00% 2018	1,725	1,949
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative), Series 2006, RADIAN insured, 5.00% 2023	1,000	992
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative), Series 2006, RADIAN insured, 5.00% 2024	2,805	2,721
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative), Series 2006, RADIAN insured, 5.00% 2025	2,000	1,897
Health Care Facs. Auth., Rev. Ref. Bonds (Group Health Cooperative of Puget Sound),
Series 2001, AMBAC insured, 5.375% 2012	1,500	1,523
Health Care Facs. Auth., Rev. Bonds (Providence Health System),
Series 2001-A, National insured, 5.625% 2015 (preref. 2011)	4,335	4,355
Health Care Facs. Auth., Rev. Ref. Bonds (Children’s Hospital and Regional Medical Center), Series 2008-C, 5.375% 2031	6,000	6,282
Health Care Facs. Auth., Rev. Ref. Bonds (Children’s Hospital and Regional Medical Center), Series 2008-C, 5.50% 2035	5,000	5,217
Health Care Facs. Auth., Rev. Ref. Bonds (Kadlec Medical Center), Series 2006-A, Assured Guaranty insured, 5.00% 2021	3,025	3,241
Health Care Facs. Auth., Rev. Ref. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	18,500	18,416
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2020	2,850	3,161
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2029	6,000	6,175
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2010-A, 5.00% 2018	1,005	1,132
Housing Fin. Commission, Homeownership Program Bonds, 4.25% 2032	3,000	3,257
Housing Fin. Commission, Homeownership Program Bonds, Series 2010-A, 4.70% 2028	975	1,058
King County, G.O. Ref. Bonds, Series 2010, 5.50% 2012 (escrowed to maturity)	95	101
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012 (escrowed to maturity)	325	346
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012 (escrowed to maturity)	270	288
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012 (escrowed to maturity)	870	927
King County, Limited Tax G.O. Bonds, Series 2007-E, 5.00% 2027	6,045	6,619
King County, Sewer Rev. Bonds, 5.00% 2031	4,000	4,304
King County, Sewer Rev. Bonds, 5.00% 2034	10,000	10,568
King County, Sewer Rev. Ref. Bonds, FGIC-National insured, 5.25% 2015 (preref. 2012)	170	173
King County, Sewer Rev. Ref. Bonds, FGIC-National insured, 5.25% 2015 (preref. 2012)	1,830	1,861
King County, Sewer Rev. Ref. Bonds, Series 2002-B, Assured Guaranty Municipal insured, 5.50% 2015 (preref. 2012)	1,500	1,525
Pierce County, Tacoma School Dist. No. 10, Unlimited Tax G.O. and Ref. Bonds,
Series 2005-A, Assured Guaranty Municipal insured, 5.00% 2013	2,000	2,205
Pierce County, Tacoma School Dist. No. 10, Unlimited Tax G.O. and Ref. Bonds,
Series 2005-A, Assured Guaranty Municipal insured, 5.00% 2020	2,295	2,624
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 3), Series 1989-A, National insured, 0% 2013	4,000	3,948
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2008, 5.25% 2015	1,000	1,165
City of Seattle, Water System Rev. Ref. and Improvement Bonds, Series 2008, 5.00% 2027	3,000	3,272
City of Seattle, Water System Rev. Ref. and Improvement Bonds, Series 2008, 5.00% 2029	5,000	5,390
Port of Seattle, Passenger Fac. Charge Rev. Ref. Bonds, Series 2010-A, 5.00% 2023	5,000	5,522
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2016	1,080	1,277
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2018	7,920	9,434
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2019	3,630	4,326
Port of Seattle, Rev. Bonds, Series 2009-A, 5.25% 2028	10,425	11,324
Port of Seattle, Rev. Ref. Bonds, Series 2010-B, 5.00% 2030	4,000	4,246
Public Utility Dist. No. 1 of Snohomish County, Electric System Rev. Ref. Bonds,
Series 2005, Assured Guaranty Municipal insured, 5.00% 2019	5,000	5,536
		321,219

WEST VIRGINIA — 0.16%
County Commission of Ohio County, Tax-Exempt Commercial Dev. Improvement and Rev. Ref. Bonds
(Wheeling Jesuit University, Inc. Project), Series 2006-A, 5.50% 2036	1,350	1,212
Ohio County Building Commission, Tax-Exempt Rev. Ref. Bonds (Wheeling Jesuit University, Inc. Project),
Series 2006-B, 5.25% 2015	680	669
County Commission of Pleasants County, Pollution Control Rev. Ref. Bonds
(Allegheny Energy Supply Co., LLC Pleasants Station Project), Series 2007-F, 5.25% 2037	11,500	11,451
		13,332

WISCONSIN — 1.72%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.75% 2012 (escrowed to maturity)	2,000	2,083
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027 (preref. 2012)	5,580	5,784
Clean Water Rev. Bonds, Series 2008-1, 5.00% 2027	7,245	7,941
Clean Water Rev. Bonds, Series 2008-1, 5.00% 2028	2,620	2,855
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 5.75% 2033	5,000	5,558
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 6.00% 2036	52,960	58,948
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2010-A, 5.25% 2034	2,000	2,046
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2010-E, 5.00% 2033	11,000	11,140
Health and Educational Facs. Auth., Rev. Bonds (Wheaton Franciscan Healthcare System), Series 2006-A, 5.25% 2022	11,855	12,079
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.),
Series 1998, AMBAC insured, 5.625% 2015	1,130	1,279
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-A, 5.25% 2022	3,645	4,027
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-A, 5.25% 2023	3,990	4,359
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-A, 5.25% 2024	3,360	3,625
Health and Educational Facs. Auth., Rev. Ref. Bonds (Froedtert & Community Health Obligated Group),
Series 2001, 5.625% 2014	90	91
Health and Educational Facs. Auth., Rev. Ref. Bonds (Froedtert & Community Health Obligated Group),
Series 2001, 5.625% 2015	100	101
Health and Educational Facs. Auth., Rev. Ref. Bonds (Froedtert & Community Health Obligated Group),
Series 2001, 5.625% 2014 (preref. 2011)	910	923
Health and Educational Facs. Auth., Rev. Ref. Bonds (Froedtert & Community Health Obligated Group),
Series 2001, 5.625% 2015 (preref. 2011)	1,000	1,015
Health and Educational Facs. Auth., Rev. Ref. Bonds (Milwaukee Catholic Home, Inc.), Series 2006, 5.00% 2026	2,250	2,206
Health and Educational Facs. Auth., Rev. Ref. Bonds (Monroe Clinic, Inc.), Series 1999, 5.125% 2016	1,000	1,002
Health and Educational Facs. Auth., Rev. Ref. Bonds (Monroe Clinic, Inc.), Series 1999, 5.375% 2022	2,000	2,002
Health and Educational Facs. Auth., Rev. Ref. Bonds (Saint John’s Communities, Inc.), Series 2009-C-2, 5.40% 2014	1,750	1,750
Milwaukee County, Airport Rev. Bonds, Series 2010-A, 5.00% 2034	2,000	2,030
City of Superior, Limited Obligation Rev. Ref. Bonds (Midwest Energy Resources Co. Project),
Series 1991-E, FGIC-National insured, 6.90% 2021	6,000	7,525
Village of Weston, Pollution Control Rev. Ref. Bonds (Wisconsin Public Service Corp. Projects), Series 2006, 3.95% 2013	5,900	6,150
		146,519

Total bonds & notes (cost: $7,778,303,000)		7,964,366

Short-term securities — 6.17%

California Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corporations, Rev. Bonds
(Oshman Family Jewish Community Center Project), Series 2007, 0.14% 20372	665	665
California Infrastructure and Econ. Dev. Bank, Demand Rev. Ref. Bonds (Jewish Community Center of San Francisco),
Series 2008, 0.14% 20312	1,340	1,340
California Educational Facs. Auth., Demand Rev. Ref. Bonds (Chapman University), Series 2008-A, 0.14% 20362	2,300	2,300
California Infrastructure and Econ. Dev. Bank, Demand Rev. Bonds (Contemporary Jewish Museum),
Series 2006, 0.14% 20362	3,900	3,900
California Health Facs. Fncg. Auth., Hospital Rev. Bonds (Adventist Health System/West), Series 2002-B, 0.06% 20252	1,800	1,800
California Health Facs. Fncg. Auth., Hospital Rev. Ref. Bonds (Adventist Health Systems/West),
Series 1998-B, 0.12% 20282	215	215
State of California, Econ. Recovery Bonds, Series 2004-C-4, 0.10% 20232	1,000	1,000
City of Irvine, California, Assessment Dist. No. 05-21, Limited Obligation Improvement Bonds, Series A, 0.13% 20312	11,600	11,600
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, 2000 Authorization, Series B-3, 0.09% 20352	1,500	1,500
City of Newport Beach, California, Rev. Ref. Bonds (Hoag Memorial Hospital Presbyterian),
Series 2008-E, 0.17% 20402	7,900	7,900
State of California, G.O. Bonds, Series 2004-B-2, 0.10% 20342	1,500	1,500
State of California, Various Purpose G.O. Bonds, 0.07% 20332	8,100	8,100
California Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (The J. Paul Getty Trust), Series 2003-B, 0.06% 20332	7,350	7,350
California Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (The J. Paul Getty Trust), Series 2004-B, 0.07% 20232	1,200	1,200
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series C-4, 0.14% 20372	1,000	1,000
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series A-4, 0.18% 20342	4,085	4,085
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series A-10, 0.17% 20372	4,405	4,405
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series A-9, 0.17% 20362	1,935	1,935
Colorado Educational and Cultural Facs. Auth., Rev. Ref. Bonds (National Jewish Federation Bond Program),
Series A-1, 0.18% 20332	5,600	5,600
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series A-13, 0.17% 20382	3,100	3,100
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds
(National Jewish Federation Bond Program), 0.18% 20352	2,600	2,600
State of Connecticut, Health and Educational Facs. Auth. Rev. Bonds (Yale-New Haven Hospital Issue),
Series L-2, 0.18% 20362	5,500	5,500
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue),
Series 2001-V-2, 0.07% 20362	2,000	2,000
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue),
Series-Y-2, 0.07% 20352	2,400	2,400
Dist. of Columbia, Demand Rev. Ref. Bonds (American University Issue), Series 2008, 0.13% 20382	8,000	8,000
State of Florida, Broward County Educational Facs. Auth., Educational Facs. Rev. Bonds
(Nova Southeastern University Project), Series 2008-A, 0.17% 20382	5,000	5,000
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project),
Series 2001, 0.12% 20212	3,160	3,160
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project),
Series 2004, 0.17% 20342	2,500	2,500
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Medical Center),
Series 2007-C, 0.17% 20272	380	380
State of Florida, Lee Memorial Health System, Hospital Rev. Bonds, Series A, 0.18% 20332	1,500	1,500
School Board of Orange County, Florida, Certs. of Part., Series 2008-E, 0.12% 20222	4,900	4,900
School Board of Polk County, Florida, Certs. of Part., Series 2009-A, 0.12% 20282	5,345	5,345
School Board of Polk County, Florida, Certs. of Part., Series 2009-B, 0.12% 20232	1,500	1,500
Hospital Auth. of Fulton County, Georgia, Rev. Anticipation Certs. (Northside Hospital Project),
Series 2003-B, 0.12% 20332	4,000	4,000
State of Idaho, Tax Anticipation Notes, Series 2011, 2.00% 6/29/2012	9,000	9,135
Illinois Fin. Auth., Demand Rev. Ref. Bonds (Elmhurst Memorial Healthcare), Series 2008-B, 0.13% 20482	5,900	5,900
Illinois Fin. Auth., Demand Rev. Bonds (The University of Chicago Medical Center), Series 2009-D-2, 0.18% 20432	3,600	3,600
Illinois Fin. Auth., Demand Rev. Bonds (The University of Chicago Medical Center), Series 2009-E-1, 0.14% 20432	1,000	1,000
Illinois Fin. Auth., Rev. Bonds (The University of Chicago Medical Center), Series 2010-B, 0.09% 20442	1,705	1,705
Illinois Fin. Auth., Demand Rev. Bonds (Provena Health), Series 2009-B, 0.13% 20442	5,300	5,300
Indiana Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-4, 0.13% 20392	6,400	6,400
Indiana Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-5, 0.12% 20402	8,000	8,000
Indiana Fin. Auth., Industrial Dev. Rev. Bonds (Republic Services, Inc. Project), Series 2005, 0.13% 20352	4,000	4,000
Iowa Fin. Auth., Demand Health Facs. Rev. Bonds (Iowa Health System), Series 2009-B, 0.13% 20352	970	970
County of Christian, Kentucky, Assn. of Counties Leasing Trust, Lease Program Rev. Bonds, Series 2007-B, 0.13% 20372	295	295
Kentucky Econ. Dev. Fin. Auth., Demand Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group),
Series 2009-B-1, 0.13% 20382	7,050	7,050
Kentucky Econ. Dev. Fin. Auth., Demand Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group),
Series 2009-B-2, 0.13% 20382	5,450	5,450
Lexington-Fayette Urban County Airport Board, Kentucky (Lexington-Fayette Urban County Government G.O.),
Series 2009-B, 0.13% 20382	2,900	2,900
Maryland Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (United States Pharmacopeial Convention, Inc. Project),
Series 2008-B, 0.17% 20382	1,200	1,200
Montgomery County, Maryland, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-B, 0.13% 20262	400	400
Montgomery County, Maryland, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-A, 0.12% 20262	8,535	8,535
Maryland Health and Higher Educational Facs. Auth., Rev. Ref. Bonds
(University of Maryland Medical System Issue), 0.09% 20412	200	200
Commonwealth of Massachusetts, G.O. Demand Bonds, Consolidated Loan of 2006, Series B, 0.14% 20262	3,600	3,600
Commonwealth of Massachusetts, G.O. Ref. Bonds (Demand Bonds), Series 1998-A, 0.24% 20162	600	600
Massachusetts Dev. Fin. Agcy., Demand Rev. Ref. Bonds, Boston University Issue, Series U-6C, 0.13% 20422	8,700	8,700
Massachusetts Health and Educational Facs. Auth., Demand Rev. Ref. Bonds (Baystate Medical Center Issue),
Series 2009-J-2, 0.14% 20442	3,900	3,900
City of Minneapolis, Housing and Redev. Auth., City of Saint Paul, Minnesota,
Health Care System Demand Rev. Ref. Bonds (Allina Health System), 0.13% 20352	1,000	1,000
City of Minneapolis, Housing and Redev. Auth., City of Saint Paul, Minnesota,
Health Care System Demand Rev. Ref. Bonds (Allina Health System), Series 2009-B-1, 0.12% 20352	1,500	1,500
Jackson County, Mississippi, Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1992, 0.06% 20162	1,600	1,600
Jackson County, Mississippi, Port Fac. Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 0.06% 20232	11,800	11,800
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project),
Series 2007-A, 0.06% 20302	15,975	15,975
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project),
Series 2007-E, 0.07% 20302	2,000	2,000
Uinta County, Wyoming, Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 0.07% 20202	900	900
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds
(Washington University), Series 2003-B, 0.06% 20332	2,475	2,475
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Ref. Bonds
(Saint Louis University), Series 2008-A-1, 0.13% 20352	5,600	5,600
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Ref. Bonds
(Saint Louis University), Series 2008-A-2, 0.09% 20352	1,000	1,000
New Hampshire Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue),
Series 2007-A, 0.10% 20312	16,600	16,600
New Jersey Health Care Facs. Fncg. Auth., Rev. Bonds, Virtua Health Issue, Series 2009-B, 0.11% 20432	1,000	1,000
City of New York, New York, G.O. Bonds, Fiscal 1994 Series A, Subseries A-7, 0.10% 20212	2,400	2,400
City of New York, New York, G.O. Bonds, Fiscal 1994 Series E, 0.10% 20162	2,800	2,800
City of New York, New York, G.O. Bonds, Fiscal 2004 Series H, Subseries H-4, 0.10% 20342	2,115	2,115
City of New York, New York, G.O. Bonds, Fiscal 2008 Series L, Subseries L-4, 0.05% 20382	13,200	13,200
Charlotte-Mecklenburg Hospital Auth. (North Carolina), Carolinas HealthCare System, Health Care Rev. Ref. Bonds,
Series 2005-B, 0.06% 20262	1,205	1,205
Charlotte-Mecklenburg Hospital Auth. (North Carolina), Carolinas HealthCare System, Health Care Rev. Ref. Bonds,
Series 2007-B, 0.06% 20452	9,000	9,000
County of Allen, Ohio, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2008-B, 0.13% 20312	7,200	7,200
Hospital Facs. Auth. of the City of Medford, Oregon, Demand Rev. Bonds (Rogue Valley Manor Project),
Series 2007, 0.18% 20372	6,020	6,020
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2011-A, 2.00% 6/29/2012	30,000	30,450
State of Pennsylvania, Lancaster County Hospital Auth., Demand Health Center Rev. Ref. Bonds (Masonic Homes Project),
Series 2008-D, 0.12% 20342	3,350	3,350
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2003, 0.18% 20332	930	930
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2004, 0.18% 20342	2,780	2,780
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2008, 0.18% 20382	1,000	1,000
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2002, 0.18% 20322	1,780	1,780
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2004, 0.18% 20342	1,195	1,195
State of Texas, Dallas Performing Arts Cultural Facs. Corp., Cultural Fac. Rev. Ref. Bonds
(Dallas Center for the Performing Arts Foundation, Inc. Project), Series 2008-A, 0.13% 20412	7,000	7,000
State of Texas, Dallas Performing Arts Cultural Facs. Corp., Cultural Fac. Rev. Ref. Bonds
(Dallas Center for the Performing Arts Foundation, Inc. Project), Series 2008-B, 0.13% 20412	5,905	5,905
Tarrant County, Texas, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds
(Methodist Hospitals of Dallas Project), Series 2008-A, 0.13% 20412	6,800	6,800
Harris County Cultural Education Facs. Fin. Corp., Special Facs. Rev. Ref. Bonds (Texas Medical Center),
Series 2008, Subseries 2008-B-2, 0.13% 20312	4,800	4,800
Harris County Cultural Education Facs. Fin. Corp., Special Facs. Rev. Ref. Bonds (Texas Medical Center),
Series 2008-B, Subseries 2008-B-1, 0.13% 20312	11,885	11,885
Harris County Cultural Education Facs. Fin. Corp., Special Facs. Rev. Ref. Bonds (Texas Medical Center),
Series 2008-A, 0.13% 20312	2,900	2,900
State of Texas, Tax and Revenue Anticipation Notes, Series 2011-A, 2.50% 8/30/2012	75,000	76,705
Econ. Dev. Auth. of Albemarle County, Virginia, Health Services Rev. Bonds
(The University of Virginia Health Services Foundation), Series 2009, 0.14% 20392	500	500
Industrial Dev. Auth. of Montgomery County, Virginia, Rev. Ref. Bonds (Virginia Tech Foundation),
Series 2005-A, 0.17% 20352	7,000	7,000
State of Wisconsin, Operating Notes of 2011, 2.00% 6/15/2012	40,000	40,560
Lincoln County, Wyoming, Pollution Control Rev. Bonds (Exxon Project), Series 1985, 0.05% 20152	3,000	3,000
Sublette County, Wyoming, Pollution Control Rev. Bonds (Exxon Project), Series 1984, 0.05% 20142	3,200	3,200

Total short-term securities (cost: $525,200,000)		525,250

Total investment securities (cost: $8,303,503,000)		8,489,616
Other assets less liabilities		29,843

Net assets		$8,519,459

1Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $50,122,000, which represented .59% of the net assets of the fund.

2Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
3Scheduled interest and/or principal payment was not received.
4Step bond; coupon rate will increase at a later date.

Key to abbreviations

Agcy. = Agency
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-919-1011O-S29376

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of The Tax-Exempt Bond Fund of America

We have audited, in accordance with standards of the Public Company Accounting Oversight Board (United States), the financial statements of The Tax-Exempt Bond Fund of America (the “Fund”) as of August 31, 2011, and for the year then ended and have issued our unqualified report thereon dated October 13, 2011 (which report and financial statements are included in item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund’s investment portfolio (the “Portfolio”) as of August 31, 2011 appearing in item 6 of this Form N-CSR. The Portfolio is the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Portfolio based on our audit.

In our opinion, the Portfolio referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Los Angeles, California
October 13, 2011

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAX-EXEMPT BOND FUND OF AMERICA

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: October 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: October 31, 2011

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: October 31, 2011